UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-342-5734

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

Item 1.	Schedules of Investments

KP Retirement Path 2015 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 61.0%
KP Fixed Income Fund	16,977,926	$171,307
KP International Equity Fund	3,430,918	30,055
KP Large Cap Equity Fund	8,028,311	83,334
KP Small Cap Equity Fund	1,494,331	14,361

Total Affiliated Registered Investment Companies (Cost $296,517) (000)		299,057

Unaffiliated Registered Investment Companies — 39.0%
DFA Commodity Strategy Portfolio	775,402	4,598
DFA International Real Estate Securities Portfolio	962,370	4,831
Lazard Global Listed Infrastructure Portfolio	371,840	5,154
T Rowe Price Institutional Floating Rate Fund	513,548	5,110
T Rowe Price New Era Fund	156,024	4,298
Vanguard Inflation-Protected Securities Fund	7,535,382	78,669
Vanguard REIT Index Fund	599,147	9,922
Vanguard Short-Term Bond Index Fund	7,476,936	78,807

Total Unaffiliated Registered Investment Companies (Cost $195,780) (000)		191,389

Total Investments — 100.0% (Cost $492,297) (000) †		$490,446

Percentages are based on Net Assets of $490,416 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2015, the tax cost basis of the Fund’s investments was $492,297 (000), and the unrealized appreciation and depreciation were $6,586 (000) and $(8,437) (000), respectively.

As of September 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2015, there were no Level 3 investments.

For the period ended September 30, 2015, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2015 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 9/30/2015	Dividend Income
KP Fixed Income Fund	$179,272	$8,928	$(18,508)	$1,310	$305	$171,307	$-
KP International Equity Fund	36,117	4,090	(8,765)	(1,680)	293	30,055	-
KP Large Cap Equity Fund	91,163	12,048	(17,084)	(5,129)	2,336	83,334	-
KP Small Cap Equity Fund	18,769	159	(3,653)	(1,257)	343	14,361	-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2020 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 67.8%
KP Fixed Income Fund	21,205,977	$213,968
KP International Equity Fund	8,902,275	77,984
KP Large Cap Equity Fund	13,227,769	137,304
KP Small Cap Equity Fund	4,198,596	40,349

Total Affiliated Registered Investment Companies (Cost $468,567) (000)		469,605

Unaffiliated Registered Investment Companies — 32.2%
DFA Commodity Strategy Portfolio	1,174,739	6,966
DFA International Real Estate Securities Portfolio	1,413,737	7,097
Lazard Global Listed Infrastructure Portfolio	522,697	7,245
T Rowe Price Institutional Floating Rate Fund	720,547	7,169
T Rowe Price New Era Fund	234,789	6,468
Vanguard Inflation-Protected Securities Fund	8,682,790	90,648
Vanguard REIT Index Fund	848,311	14,049
Vanguard Short-Term Bond Index Fund	7,911,188	83,384

Total Unaffiliated Registered Investment Companies (Cost $228,730) (000)		223,026

Total Investments — 100.0% (Cost $697,297) (000) †		$692,631

Percentages are based on Net Assets of $692,592 (000).

REIT — Real Estate Investment Trust

†	At September 30, 2015, the tax cost basis of the Fund’s investments was $697,297 (000), and the unrealized appreciation and depreciation were $10,485 (000) and $(15,151) (000), respectively.

As of September 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2015, there were no Level 3 investments.

For the period ended September 30, 2015, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2020 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 9/30/2015	Dividend Income
KP Fixed Income Fund	$203,183	$23,653	$(14,642)	$1,545	$229	$213,968	$-
KP International Equity Fund	83,146	10,206	(11,119)	(4,537)	288	77,984	-
KP Large Cap Equity Fund	141,974	9,657	(8,996)	(6,578)	1,247	137,304	-
KP Small Cap Equity Fund	45,732	1,032	(3,534)	(3,181)	300	40,349	-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2025 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 76.0%
KP Fixed Income Fund	17,097,319	$172,512
KP International Equity Fund	14,358,212	125,778
KP Large Cap Equity Fund	15,889,223	164,930
KP Small Cap Equity Fund	6,373,563	61,250

Total Affiliated Registered Investment Companies (Cost $528,152) (000)		524,470

Unaffiliated Registered Investment Companies — 24.0%
DFA Commodity Strategy Portfolio	1,180,762	7,002
DFA International Real Estate Securities Portfolio	1,347,149	6,763
Lazard Global Listed Infrastructure Portfolio	519,300	7,197
T Rowe Price Institutional Floating Rate Fund	718,977	7,154
T Rowe Price New Era Fund	233,970	6,446
Vanguard Inflation-Protected Securities Fund	6,018,066	62,828
Vanguard REIT Index Fund	858,077	14,210
Vanguard Short-Term Bond Index Fund	5,165,088	54,440

Total Unaffiliated Registered Investment Companies (Cost $171,296) (000)		166,040

Total Investments — 100.0% (Cost $699,448) (000) †		$690,510

Percentages are based on Net Assets of $690,473 (000).

REIT – Real Estate Investment Trust

†	At September 30, 2015, the tax cost basis of the Fund’s investments was $699,448 (000), and the unrealized appreciation and depreciation were $10,828 (000) and $(19,766) (000), respectively.

As of September 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2015, there were no Level 3 investments.

For the period ended September 30, 2015, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2025 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 9/30/2015	Dividend Income
KP Fixed Income Fund	$154,110	$25,123	$(8,040)	$1,200	$119	$172,512	$-
KP International Equity Fund	125,339	16,033	(8,128)	(7,696)	230	125,778	-
KP Large Cap Equity Fund	162,823	15,488	(6,701)	(7,523)	843	164,930	-
KP Small Cap Equity Fund	64,322	4,507	(3,151)	(4,704)	276	61,250	-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2030 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 84.9%
KP Fixed Income Fund	11,353,415	$114,556
KP International Equity Fund	18,201,025	159,441
KP Large Cap Equity Fund	16,338,963	169,598
KP Small Cap Equity Fund	7,370,294	70,829

Total Affiliated Registered Investment Companies (Cost $522,337) (000)		514,424

Unaffiliated Registered Investment Companies — 15.1%
DFA Commodity Strategy Portfolio	1,047,979	6,215
DFA International Real Estate Securities Portfolio	1,186,373	5,956
Lazard Global Listed Infrastructure Portfolio	468,640	6,495
T Rowe Price Institutional Floating Rate Fund	635,048	6,319
T Rowe Price New Era Fund	199,253	5,489
Vanguard Inflation-Protected Securities Fund	2,916,707	30,450
Vanguard REIT Index Fund	743,217	12,307
Vanguard Short-Term Bond Index Fund	1,702,728	17,947

Total Unaffiliated Registered Investment Companies (Cost $95,612) (000)		91,178

Total Investments — 100.0% (Cost $617,949) (000) †		$605,602

Percentages are based on Net Assets of $605,574 (000).

REIT – Real Estate Investment Trust

†	At September 30, 2015, the tax cost basis of the Fund’s investments was $617,949 (000), and the unrealized appreciation and depreciation were $10,271 (000) and $(22,618) (000), respectively.

As of September 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2015, there were no Level 3 investments.

For the period ended September 30, 2015, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2030 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 9/30/2015	Dividend Income
KP Fixed Income Fund	$105,525	$18,183	$(10,064)	$753	$159	$114,556	$-
KP International Equity Fund	154,873	25,762	(11,431)	(9,867)	104	159,441	-
KP Large Cap Equity Fund	168,027	13,835	(5,264)	(7,663)	663	169,598	-
KP Small Cap Equity Fund	73,021	6,623	(3,619)	(5,567)	371	70,829	-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2035 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 91.0%
KP Fixed Income Fund	9,615,870	$97,024
KP International Equity Fund	22,561,861	197,642
KP Large Cap Equity Fund	19,951,483	207,097
KP Small Cap Equity Fund	9,390,126	90,239

Total Affiliated Registered Investment Companies (Cost $603,344) (000)		592,002

Unaffiliated Registered Investment Companies — 9.0%
DFA Commodity Strategy Portfolio	856,491	5,079
DFA International Real Estate Securities Portfolio	1,029,660	5,169
Lazard Global Listed Infrastructure Portfolio	404,239	5,603
T Rowe Price Institutional Floating Rate Fund	546,332	5,436
T Rowe Price New Era Fund	166,328	4,582
Vanguard Inflation-Protected Securities Fund	1,487,436	15,529
Vanguard REIT Index Fund	640,706	10,609
Vanguard Short-Term Bond Index Fund	629,839	6,639

Total Unaffiliated Registered Investment Companies (Cost $62,283) (000)		58,646

Total Investments — 100.0% (Cost $665,627) (000) †		$650,648

Percentages are based on Net Assets of $650,619 (000).

REIT – Real Estate Investment Trust

†	At September 30, 2015, the tax cost basis of the Fund’s investments was $665,627 (000), and the unrealized appreciation and depreciation were $11,188 (000) and $(26,167) (000), respectively.

As of September 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2015, there were no Level 3 investments.

For the period ended September 30, 2015, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2035 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 9/30/2015	Dividend Income
KP Fixed Income Fund	$87,544	$18,700	$(9,970)	$594	$156	$97,024	$-
KP International Equity Fund	188,304	33,365	(11,643)	(12,495)	111	197,642	-
KP Large Cap Equity Fund	203,230	20,146	(7,530)	(9,712)	963	207,097	-
KP Small Cap Equity Fund	89,785	11,420	(4,418)	(6,964)	416	90,239	-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2040 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 93.9%
KP Fixed Income Fund	6,229,780	$62,858
KP International Equity Fund	21,823,906	191,178
KP Large Cap Equity Fund	19,202,035	199,318
KP Small Cap Equity Fund	8,812,329	84,686

Total Affiliated Registered Investment Companies (Cost $550,680) (000)		538,040

Unaffiliated Registered Investment Companies — 6.1%
DFA Commodity Strategy Portfolio	556,962	3,303
DFA International Real Estate Securities Portfolio	675,386	3,390
Lazard Global Listed Infrastructure Portfolio	270,581	3,750
T Rowe Price Institutional Floating Rate Fund	357,047	3,553
T Rowe Price New Era Fund	112,995	3,113
Vanguard Inflation-Protected Securities Fund	989,537	10,331
Vanguard REIT Index Fund	442,542	7,328

Total Unaffiliated Registered Investment Companies (Cost $37,212) (000)		34,768

Total Investments — 100.0% (Cost $587,892) (000) †		$572,808

Percentages are based on Net Assets of $572,796 (000).

REIT – Real Estate Investment Trust

†	At September 30, 2015, the tax cost basis of the Fund’s investments was $587,892 (000), and the unrealized appreciation and depreciation were $12,111 (000) and $(27,195) (000), respectively.

As of September 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2015, there were no Level 3 investments.

For the period ended September 30, 2015, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

KP Retirement Path 2040 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2015	Dividend Income
KP Fixed Income Fund	$57,133	$13,832	$(8,593)	$355	$131	$62,858	$-
KP International Equity Fund	180,501	34,947	(12,063)	(12,290)	83	191,178	-
KP Large Cap Equity Fund	192,565	23,432	(8,245)	(9,498)	1,064	199,318	-
KP Small Cap Equity Fund	81,843	12,729	(3,647)	(6,577)	338	84,686	-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2045 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.9%
KP Fixed Income Fund	3,055,402	$30,829
KP International Equity Fund	15,374,654	134,682
KP Large Cap Equity Fund	13,554,728	140,698
KP Small Cap Equity Fund	5,967,149	57,344

Total Affiliated Registered Investment Companies (Cost $373,954) (000)		363,553

Unaffiliated Registered Investment Companies — 5.1%
DFA Commodity Strategy Portfolio	316,464	1,877
DFA International Real Estate Securities Portfolio	387,006	1,943
Lazard Global Listed Infrastructure Portfolio	146,847	2,035
T Rowe Price Institutional Floating Rate Fund	197,947	1,970
T Rowe Price New Era Fund	65,624	1,808
Vanguard Inflation-Protected Securities Fund	561,637	5,863
Vanguard REIT Index Fund	237,316	3,930

Total Unaffiliated Registered Investment Companies (Cost $20,858) (000)		19,426

Total Investments — 100.0% (Cost $394,812) (000) †		$382,979

Percentages are based on Net Assets of $382,970 (000).

REIT – Real Estate Investment Trust

†	At September 30, 2015, the tax cost basis of the Fund’s investments was $394,812 (000), and the unrealized appreciation and depreciation were $7,390 (000) and $(19,223) (000), respectively.

As of September 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2015, there were no Level 3 investments.

For the period ended September 30, 2015, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2045 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2015	Dividend Income
KP Fixed Income Fund	$28,127	$7,648	$(5,193)	$160	$87	$30,829	$-
KP International Equity Fund	123,742	30,306	(10,605)	(8,640)	(121)	134,682	-
KP Large Cap Equity Fund	131,628	23,656	(8,571)	(7,110)	1,095	140,698	-
KP Small Cap Equity Fund	53,723	10,590	(2,764)	(4,468)	263	57,344	-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2050 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 94.9%
KP Fixed Income Fund	1,220,199	$12,312
KP International Equity Fund	6,143,498	53,817
KP Large Cap Equity Fund	5,425,292	56,314
KP Small Cap Equity Fund	2,387,311	22,942

Total Affiliated Registered Investment Companies (Cost $151,244) (000)		145,385

Unaffiliated Registered Investment Companies — 5.1%
DFA Commodity Strategy Portfolio	130,279	773
DFA International Real Estate Securities Portfolio	155,876	782
Lazard Global Listed Infrastructure Portfolio	57,610	798
T Rowe Price Institutional Floating Rate Fund	79,732	793
T Rowe Price New Era Fund	27,224	750
Vanguard Inflation-Protected Securities Fund	223,745	2,336
Vanguard REIT Index Fund	94,449	1,565

Total Unaffiliated Registered Investment Companies (Cost $8,384) (000)		7,797

Total Investments — 100.0% (Cost $159,628) (000) †		$153,182

Percentages are based on Net Assets of $153,178 (000).

REIT – Real Estate Investment Trust

†	At September 30, 2015, the tax cost basis of the Fund’s investments was $159,628 (000), and the unrealized appreciation and depreciation were $2,215 (000) and $(8,661) (000), respectively.

As of September 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2015, there were no Level 3 investments.

For the period ended September 30, 2015, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2050 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2015	Dividend Income
KP Fixed Income Fund	$10,063	$4,055	$(1,890)	$56	$28	$12,312	$-
KP International Equity Fund	43,120	17,588	(3,147)	(3,603)	(141)	53,817	-
KP Large Cap Equity Fund	46,237	16,005	(3,381)	(2,916)	369	56,314	-
KP Small Cap Equity Fund	18,858	6,898	(1,072)	(1,841)	99	22,942	-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2055 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.0%
KP Fixed Income Fund	169,375	$1,709
KP International Equity Fund	856,168	7,500
KP Large Cap Equity Fund	758,282	7,871
KP Small Cap Equity Fund	332,690	3,197

Total Affiliated Registered Investment Companies (Cost $21,654) (000)		20,277

Unaffiliated Registered Investment Companies — 5.0%
DFA Commodity Strategy Portfolio	18,127	107
DFA International Real Estate Securities Portfolio	21,856	110
Lazard Global Listed Infrastructure Portfolio	7,903	110
T Rowe Price Institutional Floating Rate Fund	10,731	107
T Rowe Price New Era Fund	3,805	105
Vanguard Inflation-Protected Securities Fund	30,705	321
Vanguard REIT Index Fund	12,865	212

Total Unaffiliated Registered Investment Companies (Cost $1,158) (000)		1,072

Total Investments — 100.0% (Cost $22,812) (000) †		$21,349

Percentages are based on Net Assets of $21,349 (000).

REIT – Real Estate Investment Trust

†	At September 30, 2015, the tax cost basis of the Fund’s investments was $22,812 (000), and the unrealized appreciation and depreciation were $65 (000) and $(1,528) (000), respectively.

As of September 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2015, there were no Level 3 investments.

For the period ended September 30, 2015, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2055 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2015	Dividend Income
KP Fixed Income Fund	$1,014	$993	$(305)	$4	$3	$1,709	$-
KP International Equity Fund	4,418	4,837	(1,178)	(548)	(29)	7,500	-
KP Large Cap Equity Fund	4,674	4,876	(1,304)	(510)	135	7,871	-
KP Small Cap Equity Fund	1,924	1,966	(439)	(278)	24	3,197	-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Retirement Path 2060 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Affiliated Registered Investment Companies — 95.0%
KP Fixed Income Fund	43,979	$444
KP International Equity Fund	225,849	1,978
KP Large Cap Equity Fund	201,794	2,095
KP Small Cap Equity Fund	87,307	839

Total Affiliated Registered Investment Companies (Cost $5,744) (000)		5,356

Unaffiliated Registered Investment Companies — 5.0%
DFA Commodity Strategy Portfolio	4,698	28
DFA International Real Estate Securities Portfolio	5,600	28
Lazard Global Listed Infrastructure Portfolio	2,038	28
T Rowe Price Institutional Floating Rate Fund	2,780	28
T Rowe Price New Era Fund	1,029	28
Vanguard Inflation-Protected Securities Fund	7,996	83
Vanguard REIT Index Fund	3,414	57

Total Unaffiliated Registered Investment Companies (Cost $295) (000)		280

Total Investments — 100.0% (Cost $6,039) (000) †		$5,636

Percentages are based on Net Assets of $5,636 (000).

REIT – Real Estate Investment Trust

†	At September 30, 2015, the tax cost basis of the Fund’s investments was $6,039 (000), and the unrealized appreciation and depreciation were $9 (000) and $(412) (000), respectively.

As of September 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2015, there were no Level 3 investments.

For the period ended September 30, 2015, there have been no changes to the Fund’s fair value methodologies.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KP Retirement Path 2060 Fund

Schedule of Investments

September 30, 2015 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended September 30, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 9/30/2015	Dividend Income
KP Fixed Income Fund	$196	$479	$(232)	$3	$(2)	$444	$-
KP International Equity Fund	858	2,199	(923)	(126)	(30)	1,978	-
KP Large Cap Equity Fund	907	2,261	(975)	(138)	40	2,095	-
KP Small Cap Equity Fund	369	930	(392)	(85)	17	839	-

Amounts designated as “-” are $0 or have been rounded to $0.

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Common Stock — 98.6%
Consumer Discretionary – 14.7%
Aaron’s	6,645	$240
Advance Auto Parts	8,842	1,676
Amazon.com*	40,585	20,775
AutoNation*	1,013	59
AutoZone*	409	296
Bed Bath & Beyond*	11,475	654
Best Buy	54,224	2,013
Big Lots	10,587	507
BorgWarner	23,797	990
Brinker International	2,620	138
Cablevision Systems, Cl A	2,973	97
CarMax*	26,389	1,565
Carnival	36,258	1,802
Carter’s	4,926	446
CBS, Cl B	14,095	562
Chipotle Mexican Grill, Cl A*	3,264	2,351
Choice Hotels International	3,772	180
Coach	3,789	110
Comcast, Cl A	131,889	7,520
Darden Restaurants	14,330	982
Delphi Automotive PLC	36,391	2,767
Dick’s Sporting Goods	8,444	419
Dillard’s, Cl A	5,068	443
Discovery Communications, Cl A*	5,586	139
Dollar General	21,949	1,590
Dollar Tree*	13,802	920
DR Horton	4,595	135
DSW, Cl A	18,733	474
Expedia	29,579	3,481
Foot Locker	32,136	2,313
Ford Motor	85,357	1,158
Fossil Group*	586	33
GameStop, Cl A	1,504	62
Gap	34,468	982
Garmin	1,649	59
General Motors	36,403	1,093
Gentex	25,989	403
Genuine Parts	2,069	172
GNC Holdings, Cl A	27,930	1,129
Goodyear Tire & Rubber	67,827	1,989
Groupon, Cl A*	90,361	295
H&R Block	3,776	137
Hanesbrands	78,900	2,283
Harley-Davidson	2,885	158
Harman International Industries	4,711	452
Hasbro	17,458	1,259
Hilton Worldwide Holdings	146,376	3,358
Home Depot	88,808	10,256
Interpublic Group of Companies	86,766	1,660
John Wiley & Sons, Cl A	7,906	396
Johnson Controls	60,047	2,484

Description	Shares	Value (000)
Kohl’s	9,439	$437
L Brands	3,525	318
Lear	10,356	1,127
Leggett & Platt	6,126	253
Lennar, Cl A	2,395	115
Liberty Interactive QVC Group, Cl A*	2,430	64
Lowe’s	128,186	8,835
Macy’s	27,463	1,409
Marriott International, Cl A	2,592	177
Mattel	4,590	97
McDonald’s	39,558	3,898
MGM Resorts International*	168,818	3,115
Michael Kors Holdings*	8,630	365
Michaels*	6,644	153
Mohawk Industries*	806	147
Morningstar	3,044	244
Murphy USA*	15,380	845
Netflix*	17,347	1,791
Newell Rubbermaid	16,909	671
News, Cl A	13,625	172
NIKE, Cl B	72,241	8,883
Nordstrom	1,949	140
Omnicom Group	44,875	2,957
O’Reilly Automotive*	1,387	347
Panera Bread, Cl A*	670	130
priceline.com*	8,599	10,636
PulteGroup	4,502	85
PVH	5,224	533
Ralph Lauren, Cl A	804	95
Ross Stores	11,216	544
Royal Caribbean Cruises	21,500	1,915
Scripps Networks Interactive, Cl A	1,291	64
Signet Jewelers	1,100	150
Sirius XM Holdings*	159,266	596
Skechers U.S.A., Cl A*	4,564	612
Staples	21,952	257
Starbucks	80,268	4,562
Starwood Hotels & Resorts Worldwide	15,377	1,022
Target	77,801	6,120
TEGNA	30,948	693
Tesla Motors*	10,050	2,496
Thomson Reuters	13,951	562
Tiffany	1,492	115
Time	2,659	51
Time Warner	40,645	2,794
Time Warner Cable	7,169	1,286
TJX	16,163	1,154
Tractor Supply	34,243	2,887
TripAdvisor*	1,493	94
Twenty-First Century Fox, Cl A	24,135	651
Under Armour, Cl A*	2,300	223
Urban Outfitters*	1,290	38

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
VF	13,531	$923
Viacom, Cl B	51,783	2,234
Walt Disney	41,110	4,201
Whirlpool	7,282	1,072
Wyndham Worldwide	1,665	120
Wynn Resorts	1,091	58
Yum! Brands	16,975	1,357

		172,352

Consumer Staples – 8.0%
Altria Group	74,864	4,073
Archer-Daniels-Midland	82,712	3,428
Brown-Forman, Cl B	1,482	144
Bunge	15,130	1,109
Campbell Soup	2,413	122
Clorox	1,825	211
Coca-Cola	72,148	2,895
Coca-Cola Enterprises	18,102	875
Colgate-Palmolive	17,727	1,125
ConAgra Foods	10,183	412
Constellation Brands, Cl A	2,262	283
Costco Wholesale	25,171	3,639
Coty, Cl A	1,656	45
CVS Health	112,010	10,807
Danone	28,785	1,815
Diageo PLC	118,546	3,175
Dr Pepper Snapple Group	3,236	256
Estee Lauder, Cl A	36,634	2,956
General Mills	70,295	3,946
Hershey	1,961	180
Hormel Foods	5,536	350
Imperial Tobacco Group PLC	8,780	453
JM Smucker	1,468	167
Kellogg	5,008	333
Keurig Green Mountain	22,700	1,184
Kimberly-Clark	9,730	1,061
Kraft Heinz	8,139	574
Kroger	75,265	2,715
McCormick	1,430	117
Mead Johnson Nutrition, Cl A	10,804	761
Molson Coors Brewing, Cl B	10,033	833
Mondelez International, Cl A	37,840	1,584
Monster Beverage*	2,030	274
Nestle	53,966	4,056
Nu Skin Enterprises, Cl A	8,162	337
PepsiCo	50,624	4,774
Philip Morris International	136,036	10,792
Pilgrim’s Pride*	17,257	359
Procter & Gamble	110,310	7,936
Reynolds American	21,995	974
Rite Aid*	95,897	582
Sysco	7,214	281
Tyson Foods, Cl A	3,974	171
Walgreens Boots Alliance	49,193	4,088

Description	Shares	Value (000)
Wal-Mart Stores	111,693	$7,242
Whole Foods Market	4,949	157

		93,651

Energy – 4.3%
Anadarko Petroleum	6,677	403
Apache	5,196	203
Baker Hughes	22,364	1,164
Cabot Oil & Gas	5,634	123
California Resources	114,559	298
Cameron International*	2,618	161
Chesapeake Energy*	7,081	52
Chevron	59,800	4,717
Cimarex Energy	18,000	1,845
Columbia Pipeline Group	4,346	80
ConocoPhillips	16,936	812
CONSOL Energy	3,147	31
CVR Energy	8,637	355
Denbury Resources*	94,794	231
Devon Energy	19,843	736
Diamond Offshore Drilling	921	16
Ensco, Cl A	3,207	45
EOG Resources	22,903	1,667
EP Energy, Cl A*	81,566	420
EQT	16,263	1,053
Exxon Mobil	156,317	11,622
FMC Technologies*	5,050	157
Frank’s International	20,474	314
Halliburton	11,779	416
Helmerich & Payne	1,487	70
Hess	3,296	165
HollyFrontier	19,301	943
Kinder Morgan	24,674	683
Marathon Oil	9,214	142
Marathon Petroleum	65,995	3,058
Murphy Oil	16,515	400
Nabors Industries	20,657	195
National Oilwell Varco	36,259	1,365
Newfield Exploration*	2,237	74
Noble Energy	5,826	176
Occidental Petroleum	52,810	3,493
Oil States International*	7,038	184
ONEOK	2,860	92
PBF Energy, Cl A	12,606	356
Phillips 66	6,545	503
Pioneer Natural Resources	8,149	991
QEP Resources	33,858	424
Range Resources	2,285	73
Schlumberger	52,100	3,593
Southwestern Energy*	5,311	67
Spectra Energy	9,168	241
Superior Energy Services	40,594	513
Tesoro	13,265	1,290
Transocean	4,691	61

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Valero Energy	67,711	$4,069
Williams	9,191	339

		50,481

Financials – 17.3%
ACE	29,607	3,061
Affiliated Managers Group*	700	120
Aflac	39,789	2,313
Alleghany*	1,768	828
Allied World Assurance Holdings	9,484	362
Allstate	29,520	1,719
American Express	62,595	4,640
American Financial Group	26,096	1,798
American International Group	37,221	2,115
American National Insurance	3,779	369
American Tower, Cl A ‡	5,788	509
Ameriprise Financial	35,136	3,834
Aon PLC	34,863	3,089
Apartment Investment & Management, Cl A ‡	2,154	80
Arch Capital Group*	6,765	497
Aspen Insurance Holdings	15,337	713
Assurant	927	73
AvalonBay Communities ‡	1,812	317
Axis Capital Holdings	1,670	90
Bank of America	349,896	5,451
Bank of Hawaii	6,381	405
Bank of New York Mellon	139,474	5,460
BB&T	20,884	744
Berkshire Hathaway, Cl B*	47,531	6,198
BlackRock, Cl A	9,266	2,756
BOK Financial	8,925	578
Boston Properties ‡	2,067	245
Capital One Financial	32,828	2,381
CBL & Associates Properties ‡	43,131	593
CBRE Group, Cl A*	41,869	1,340
Charles Schwab	15,823	452
Chubb	22,154	2,717
Cincinnati Financial	2,057	111
Citigroup	197,423	9,794
CME Group, Cl A	4,450	413
CNA Financial	5,964	208
Comerica	21,437	881
Corporate Office Properties Trust ‡	17,779	374
Crown Castle International ‡	13,822	1,090
Discover Financial Services	18,010	936
E*TRADE Financial*	4,001	105
East West Bancorp	39,646	1,523
Equinix ‡	800	219
Equity LifeStyle Properties	18,163	1,064
Equity Residential ‡	6,896	518
Essex Property Trust ‡	900	201
Everest Re Group	3,000	520
Federated Investors, Cl B	12,454	360

Description	Shares	Value (000)
Fifth Third Bancorp	10,339	$196
Franklin Resources	69,338	2,584
General Growth Properties ‡	69,525	1,806
Genworth Financial, Cl A*	6,762	31
Goldman Sachs Group	37,818	6,571
Hanover Insurance Group	29,588	2,299
Hartford Financial Services Group	14,738	675
HCP ‡	6,295	235
Host Hotels & Resorts ‡	10,418	165
Hudson City Bancorp	6,629	67
Huntington Bancshares	19,387	206
Intercontinental Exchange	16,287	3,827
Invesco	10,404	325
Iron Mountain ‡	2,586	80
Jones Lang LaSalle	10,060	1,446
JPMorgan Chase	298,248	18,184
KeyCorp	122,322	1,591
Kimco Realty ‡	26,841	656
Legg Mason	1,385	58
Leucadia National	4,347	88
Lincoln National	23,971	1,138
Loews	4,033	146
M&T Bank	1,827	223
Macerich ‡	1,745	134
Marsh & McLennan	6,957	363
McGraw Hill Financial	8,475	733
MetLife	119,502	5,635
Moody’s	8,475	832
Morgan Stanley	227,030	7,151
MSCI, Cl A	19,563	1,163
Nasdaq	76,682	4,089
Navient	5,308	60
Northern Trust	12,589	858
Old Republic International	37,676	589
People’s United Financial	4,254	67
Plum Creek Timber ‡	2,408	95
PNC Financial Services Group	52,045	4,642
Post Properties ‡	24,821	1,447
Principal Financial Group	47,346	2,241
Progressive	8,062	247
Prologis ‡	7,169	279
Prudential Financial	31,770	2,421
Public Storage ‡	3,465	733
Realty Income ‡	3,200	152
Regions Financial	18,401	166
Reinsurance Group of America, Cl A	7,624	691
SEI Investments	15,307	738
Signature Bank*	5,404	743
Simon Property Group ‡	4,241	779
SL Green Realty ‡	1,400	151
State Street	78,125	5,251
SunTrust Banks	78,601	3,006
Synovus Financial	56,751	1,680

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
T Rowe Price Group	3,355	$233
TD Ameritrade Holding	54,700	1,742
Torchmark	1,687	95
Travelers	76,062	7,570
Unum Group	3,455	111
US Bancorp	143,402	5,881
Validus Holdings	3,803	171
Ventas‡	4,513	253
Vornado Realty Trust ‡	2,403	217
Voya Financial	11,570	449
Wells Fargo	349,761	17,960
Welltower ‡	4,803	325
Weyerhaeuser ‡	7,130	195
WR Berkley	23,371	1,271
XL Group, Cl A	20,601	748
Zions Bancorporation	41,343	1,139

		202,257

Health Care – 18.2%
Abbott Laboratories	167,824	6,750
AbbVie	34,275	1,865
Aetna	29,100	3,184
Agilent Technologies	30,379	1,043
Alexion Pharmaceuticals*	49,642	7,764
Allergan*	26,635	7,240
Allscripts Healthcare Solutions*	27,247	338
AmerisourceBergen, Cl A	24,048	2,284
Amgen	26,326	3,641
Anthem	48,991	6,859
Baxalta	7,046	222
Baxter International	7,446	245
Becton Dickinson & Company	13,255	1,758
Biogen*	15,719	4,587
BioMarin Pharmaceutical*	13,167	1,387
Bio-Rad Laboratories, Cl A*	2,017	271
Bluebird Bio*	2,641	226
Boston Scientific*	38,612	634
Bristol-Myers Squibb	86,004	5,091
Cardinal Health	53,390	4,101
Celgene*	62,051	6,712
Centene*	9,536	517
Cerner*	4,215	253
Charles River Laboratories International*	25,957	1,649
Cigna	17,082	2,306
Community Health Systems*	20,270	867
CR Bard	16,824	3,134
DaVita HealthCare Partners*	2,308	167
DENTSPLY International	10,641	538
Edwards Lifesciences*	9,231	1,312
Eli Lilly	62,381	5,221
Endo International*	2,800	194
Express Scripts Holding*	68,739	5,565
Gilead Sciences	114,272	11,220

Description	Shares	Value (000)
HCA Holdings*	14,918	$1,154
Henry Schein*	1,100	146
Hologic*	21,586	845
Humana	14,972	2,680
IMS Health Holdings*	13,149	383
Incyte*	30,982	3,418
Intuitive Surgical*	10,061	4,624
Isis Pharmaceuticals*	6,813	275
Johnson & Johnson	183,323	17,113
Laboratory Corp of America Holdings*	1,352	147
LifePoint Health*	11,224	796
Mallinckrodt*	5,338	341
McKesson	30,825	5,704
Medivation*	12,762	542
Medtronic	93,439	6,255
Merck	148,174	7,318
Mettler-Toledo International*	1,592	453
Mylan*	5,667	228
Novartis	8,838	811
Patterson	1,145	50
PerkinElmer	1,596	73
Perrigo	1,932	304
Pfizer	596,607	18,739
Quest Diagnostics	5,540	341
Quintiles Transnational Holdings*	3,228	225
Regeneron Pharmaceuticals*	7,523	3,499
ResMed	8,678	442
Roche Holding	3,553	937
Sirona Dental Systems*	4,379	409
St. Jude Medical	57,978	3,658
Stryker	21,894	2,060
Teleflex	3,240	402
Tenet Healthcare*	1,373	51
Thermo Fisher Scientific	25,534	3,122
United Therapeutics*	7,660	1,005
UnitedHealth Group	93,032	10,793
Universal Health Services, Cl B	15,071	1,881
Valeant Pharmaceuticals International*	27,960	4,987
Varian Medical Systems*	1,384	102
VCA*	853	45
Vertex Pharmaceuticals*	28,358	2,953
VWR*	17,441	448
Waters*	7,308	864
Zimmer Biomet Holdings	2,298	216
Zoetis, Cl A	51,666	2,128

		212,112

Industrials – 12.2%
3M	51,817	7,346
ADT	2,349	70
AECOM*	14,602	402
Alaska Air Group	36,659	2,913
Allegion	1,356	78

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
American Airlines Group	132,600	$5,149
AMETEK	3,327	174
AO Smith	4,969	324
Babcock & Wilcox, Cl W*	33,949	895
Boeing	106,137	13,899
Canadian National Railway	20,564	1,167
Canadian Pacific Railway	13,300	1,909
Caterpillar	15,528	1,015
CH Robinson Worldwide	1,964	133
Cintas	15,649	1,342
Copart*	9,360	308
Crane	7,509	350
CSX	36,732	988
Cummins	3,421	371
Danaher	147,540	12,572
Deere	12,383	916
Delta Air Lines	72,429	3,250
Dover	2,197	126
Dun & Bradstreet	467	49
Eaton PLC	41,940	2,152
Emerson Electric	8,618	381
Equifax	23,979	2,330
Expeditors International of Washington	2,658	125
Fastenal	3,676	135
FedEx	22,742	3,274
Flowserve	37,823	1,556
Fluor	1,985	84
General Dynamics	31,966	4,410
General Electric	204,726	5,163
HD Supply Holdings*	25,102	718
Honeywell International	58,405	5,530
Huntington Ingalls Industries	16,953	1,817
Illinois Tool Works	22,868	1,882
Ingersoll-Rand	3,667	186
ITT	4,820	161
Jacobs Engineering Group*	11,922	446
JB Hunt Transport Services	1,300	93
JetBlue Airways*	36,714	946
Joy Global	1,285	19
Kansas City Southern	1,492	136
Kennametal	12,408	309
L-3 Communications Holdings, Cl 3	5,545	580
Lincoln Electric Holdings	6,793	356
Lockheed Martin	26,654	5,526
ManpowerGroup	540	44
Masco	40,560	1,021
Nielsen Holdings	4,800	213
Norfolk Southern	3,939	301
Northrop Grumman	41,715	6,923
Owens Corning	14,585	611
PACCAR	4,817	251
Parker-Hannifin	13,148	1,279

Description	Shares	Value (000)
Pentair PLC	22,298	$1,138
Pitney Bowes	2,752	55
Precision Castparts	1,853	426
Quanta Services*	2,876	70
Raytheon	4,158	454
Republic Services, Cl A	3,371	139
Robert Half International	5,922	303
Rockwell Automation	7,072	718
Rockwell Collins	1,836	150
Roper Technologies	1,373	215
Ryder System	692	51
Snap-on	801	121
Southwest Airlines	43,156	1,642
Spirit AeroSystems Holdings, Cl A*	74,270	3,590
Spirit Airlines*	1,239	59
Stanley Black & Decker	14,212	1,378
Stericycle*	1,149	160
Terex	16,137	290
Textron	61,390	2,311
Triumph Group	7,505	316
Tyco International PLC	87,874	2,940
Union Pacific	23,596	2,086
United Continental Holdings*	60,909	3,231
United Parcel Service, Cl B	44,077	4,350
United Rentals*	1,300	78
United Technologies	86,407	7,689
Valmont Industries	3,487	331
Wabtec	26,600	2,342
Waste Management	7,504	374
WESCO International*	6,683	311
WW Grainger	858	184
Xylem	2,522	83

		142,289

Information Technology – 18.0%
Accenture PLC, Cl A	102,269	10,049
Activision Blizzard	13,906	430
Adobe Systems*	6,810	560
Akamai Technologies*	21,422	1,479
Alliance Data Systems*	785	203
Altera	4,160	208
Amdocs	15,265	868
Amphenol, Cl A	4,252	217
Analog Devices	14,922	842
Apple	277,482	30,606
Applied Materials	15,599	229
ASML Holding, Cl G	6,500	572
Autodesk*	3,108	137
Automatic Data Processing	10,531	846
Avago Technologies, Cl A	10,584	1,323
Avnet	21,265	908
Broadcom, Cl A	7,441	383
Broadridge Financial Solutions	27,695	1,533
Brocade Communications Systems	34,161	355

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
CA	4,366	$119
Cadence Design Systems*	21,107	436
CDW	13,065	534
Cisco Systems	253,403	6,652
Citrix Systems*	9,663	669
Cognizant Technology Solutions, Cl A*	9,262	580
Computer Sciences	10,613	651
CoreLogic*	37,933	1,412
Corning	15,923	273
DST Systems	2,379	250
eBay*	92,044	2,250
Electronic Arts*	58,433	3,959
EMC	26,387	638
F5 Networks*	17,900	2,073
Facebook, Cl A*	154,253	13,867
Fidelity National Information Services	28,410	1,906
First Solar*	11,145	476
Fiserv*	56,267	4,873
FLIR Systems	1,947	55
Genpact*	16,552	391
Global Payments	7,082	813
Google, Cl C*	36,218	22,651
Harris	11,235	822
Hewlett-Packard	40,630	1,041
IAC	4,980	325
Ingram Micro, Cl A	50,340	1,371
Intel	112,968	3,405
International Business Machines	41,678	6,042
Intuit	23,677	2,101
Juniper Networks	67,660	1,740
King Digital Entertainment*	24,456	331
KLA-Tencor	2,191	110
Lam Research	2,129	139
Leidos Holdings	30,147	1,245
Linear Technology	3,308	133
LinkedIn, Cl A*	12,400	2,358
Marvell Technology Group	16,758	152
MasterCard, Cl A	24,961	2,249
Microchip Technology	2,846	123
Micron Technology*	68,095	1,020
Microsoft	456,726	20,215
Mobileye*	21,400	973
Motorola Solutions	2,298	157
NCR*	28,890	657
NetApp	3,794	112
NetSuite*	18,300	1,535
Nuance Communications*	24,207	396
NVIDIA	55,427	1,366
Oracle	138,530	5,004
Palo Alto Networks*	5,100	877
Paychex	4,167	198
PayPal Holdings*	15,231	473

Description	Shares	Value (000)
Qorvo*	2,000	$90
QUALCOMM	21,445	1,152
Rackspace Hosting*	6,768	167
Red Hat*	34,930	2,511
salesforce.com*	69,327	4,813
SanDisk	2,594	141
Seagate Technology	3,869	173
ServiceNow*	28,500	1,979
Skyworks Solutions	12,518	1,054
Symantec	9,337	182
Tableau Software, Cl A*	1,079	86
TE Connectivity	5,615	336
Tencent Holdings ADR	107,200	1,810
Teradata*	1,985	57
Teradyne	30,287	545
Texas Instruments	75,480	3,738
Total System Services	12,317	560
Vantiv, Cl A*	9,785	440
VeriSign*	1,443	102
Visa, Cl A	173,805	12,107
Western Digital	2,967	236
Western Union	33,879	622
Workday, Cl A*	12,300	847
Xerox	118,628	1,154
Xilinx	3,580	152
Yahoo!*	11,345	328
Yelp, Cl A*	24,635	534
Zynga, Cl A*	170,848	390

		210,252

Materials – 2.7%
Air Products & Chemicals	2,568	328
Airgas	916	82
Alcoa	17,965	173
Ashland	4,068	409
Avery Dennison	1,268	72
Ball	1,852	115
Bemis	7,536	298
Cabot	31,812	1,004
Celanese, Cl A	825	49
CF Industries Holdings	3,250	146
Crown Holdings*	35,197	1,610
Dow Chemical	75,833	3,215
Eastman Chemical	2,068	134
Ecolab	3,673	403
EI du Pont de Nemours	24,509	1,181
FMC	1,832	62
Freeport-McMoRan	14,210	138
Graphic Packaging Holding	28,533	365
International Flavors & Fragrances	1,142	118
International Paper	5,373	203
LyondellBasell Industries, Cl A	42,395	3,534
Martin Marietta Materials	900	137
Monsanto	16,485	1,407

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Mosaic	47,948	$1,492
Newmont Mining	35,209	566
Nucor	4,355	163
Owens-Illinois*	2,188	45
Packaging Corp of America	15,990	962
PPG Industries	53,926	4,729
Praxair	3,914	399
Reliance Steel & Aluminum	11,822	638
Sealed Air	12,664	594
Sherwin-Williams	3,050	679
Sigma-Aldrich	1,640	228
Vulcan Materials	44,227	3,945
Westlake Chemical	12,061	626
WestRock	17,080	879

		31,128

Telecommunication Services – 1.5%
AT&T	110,342	3,595
CenturyLink	61,120	1,535
Frontier Communications	15,742	75
Level 3 Communications*	4,000	175
Telephone & Data Systems	13,425	335
T-Mobile US*	40,200	1,601
Verizon Communications	205,153	8,926
Vodafone Group PLC	317,516	1,001

		17,243

Utilities – 1.7%
AES	9,337	91
AGL Resources	1,607	98
Alliant Energy	6,136	359
Ameren	15,627	661
American Electric Power	36,351	2,067
CenterPoint Energy	5,847	105
CMS Energy	3,764	133
Consolidated Edison	4,011	268
Dominion Resources	8,212	578
DTE Energy	2,408	193
Duke Energy	35,190	2,532
Edison International	12,598	795
Entergy	2,454	160
Eversource Energy	4,349	220
Exelon	11,294	335
FirstEnergy	5,729	179
NextEra Energy	6,351	620
NiSource	4,346	81
NRG Energy	4,564	68
Pepco Holdings	3,435	83
PG&E	20,362	1,075
Pinnacle West Capital	41,573	2,666
PPL	9,099	299
Public Service Enterprise Group	73,637	3,105
SCANA	10,595	596
Sempra Energy	3,196	309
Southern	12,437	556

Description	Shares	Value (000)
TECO Energy	3,211	$84
Vectren	5,606	235
WEC Energy Group	4,320	226
Westar Energy, Cl A	11,284	434
Xcel Energy	6,968	247

		19,458

Total Common Stock (Cost $1,125,255) (000)		1,151,223

Preferred Stock — 0.3%
Air BNB, Ser D* (A)	11,406	1,062
Air BNB, Ser E* (A)	6,939	646
Dropbox, Cl A* (A)	29,866	570
Dropbox, Cl C* (A)	1,097	21
Flipkart Online Services* (A)	5,739	735
Uber Technologies* (A)	21,072	796

Total Preferred Stock (Cost $3,079) (000)		3,830

Short-Term Investment (B) — 1.4%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.000%	16,788,876	16,789

Total Short-Term Investment (Cost $16,789) (000)		16,789

Total Investments — 100.3% (Cost $1,145,123) (000) †		$1,171,842

Percentages are based on Net Assets of $1,168,038 (000).

A list of the open futures contracts held by the Fund at September 30, 2015, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation
S&P 500 Index E-MINI	53	Dec-2015	$(134)

For the period ended September 30, 2015, the total number of all open futures contracts, as presented in the table above, are representative of the average volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2015, was $3,830 (000) and represented 0.33% of net assets.
(B)	The rate reported is the 7-day effective yield as of September 30, 2015.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

Ser — Series

S&P — Standard & Poor’s

KP Large Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

†	At September 30, 2015, the tax cost basis of the Fund’s investments was $1,145,123 (000), and the unrealized appreciation and depreciation were $80,147 (000) and $(53,428) (000), respectively.

The following is a list of the level of inputs used as of September 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,151,223	$-	$-	$1,151,223
Preferred Stock	-	-	3,830	3,830
Short-Term Investment	16,789	-	-	16,789

Total Investments in Securities	$1,168,012	$-	$3,830	$1,171,842

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Depreciation	$(134)	$-	$-	$(134)

Total Other Financial Instruments	$(134)	$-	$-	$(134)

**	Futures contracts are valued at the unrealized depreciation on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2015, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as ‘‘-‘‘ are $0 or have been rounded to $0.

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Common Stock — 95.9%
Consumer Discretionary – 17.1%
1-800-Flowers.com, Cl A*	170,374	$1,549
2U*	16,960	609
Abercrombie & Fitch, Cl A	63,676	1,349
AMC Entertainment Holdings, Cl A	1,700	43
AMC Networks, Cl A*	15,800	1,155
American Axle & Manufacturing Holdings*	6,030	120
American Eagle Outfitters	106,100	1,658
American Public Education*	1,300	30
America’s Car-Mart*	600	20
Apollo Education Group, Cl A*	7,900	87
Arctic Cat	900	20
Asbury Automotive Group*	2,189	178
Ascena Retail Group*	14,160	197
Ascent Capital Group, Cl A*	1,108	30
Barnes & Noble	3,997	48
Barnes & Noble Education*	2,526	32
Bassett Furniture Industries	800	22
Beazer Homes USA*	167,157	2,227
bebe stores	3,200	3
Belmond, Cl A*	7,410	75
Big 5 Sporting Goods	1,400	15
Big Lots	63,425	3,040
Biglari Holdings*	134	49
BJ’s Restaurants*	1,761	76
Black Diamond*	1,800	11
Bloomin’ Brands	9,713	177
Blue Nile*	886	30
Bob Evans Farms	1,731	75
Bojangles’*	600	10
Boot Barn Holdings*	1,000	18
Boyd Gaming*	53,986	880
Bravo Brio Restaurant Group*	77,988	879
Bridgepoint Education*	1,200	9
Bright Horizons Family Solutions*	3,000	193
Buckle	42,939	1,587
Buffalo Wild Wings*	1,527	295
Build-A-Bear Workshop, Cl A*	1,000	19
Burlington Stores*	27,239	1,390
Caesars Acquisition, Cl A*	3,900	28
Caesars Entertainment*	4,400	26
CalAtlantic Group*	148,575	1,189
Caleres	3,496	107
Callaway Golf	6,098	51
Capella Education	900	45
Career Education*	5,800	22
Carmike Cinemas*	73,702	1,480
Carriage Services, Cl A	1,300	28
Carrols Restaurant Group*	2,900	35
Carter’s	20,900	1,894
Cato, Cl A	2,300	78

Description	Shares	Value (000)
Cavco Industries*	700	$48
Central European Media Enterprises, Cl A*	4,900	11
Century Communities*	1,100	22
Cheesecake Factory	3,863	208
Chegg*	130,173	939
Cherokee*	600	9
Chico’s FAS	135,045	2,124
Children’s Place	10,600	611
Christopher & Banks*	2,800	3
Churchill Downs	1,107	148
Chuy’s Holdings*	124,697	3,542
Citi Trends	1,300	30
ClubCorp Holdings	70,506	1,513
Collectors Universe	400	6
Columbia Sportswear	2,400	141
Conn’s*	2,160	52
Container Store Group*	1,500	21
Cooper Tire & Rubber	4,574	181
Cooper-Standard Holding*	1,100	64
Core-Mark Holding	1,856	121
Cracker Barrel Old Country Store	1,517	223
Crocs*	5,990	77
Crown Media Holdings, Cl A*	2,800	15
CSS Industries	800	21
Culp	700	22
Cumulus Media, Cl A*	12,400	9
Daily Journal*	150	28
Dana Holding	12,772	203
Darden Restaurants	13,700	939
Dave & Buster’s Entertainment*	37,235	1,409
Deckers Outdoor*	2,700	157
Del Frisco’s Restaurant Group*	178,206	2,475
Denny’s*	6,884	76
Destination XL Group*	2,800	16
DeVry Education Group	100,713	2,741
Diamond Resorts International*	3,334	78
DineEquity	1,300	119
Dixie Group*	173,555	1,451
Dorman Products*	2,134	109
DreamWorks Animation SKG, Cl A*	6,300	110
Drew Industries	1,882	103
DSW, Cl A	26,600	673
El Pollo Loco Holdings*	1,200	13
Eldorado Resorts*	1,900	17
Empire Resorts*	900	4
Entercom Communications, Cl A*	2,100	21
Entravision Communications, Cl A	5,300	35
Eros International, Cl A*	2,300	63
Escalade	800	13
Ethan Allen Interiors	2,081	55
Etsy*	1,400	19
EVINE Live*	3,600	9
EW Scripps, Cl A	4,726	84

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Expedia	16,100	$1,894
Express*	6,745	121
Federal-Mogul Holdings*	2,600	18
Fenix Parts*	1,400	9
Fiesta Restaurant Group*	2,115	96
Finish Line, Cl A	35,624	688
Five Below*	4,463	150
Flexsteel Industries	400	13
Fogo De Chao*	700	11
Foot Locker	38,200	2,750
Fox Factory Holding*	1,500	25
Francesca’s Holdings*	3,300	40
Fred’s, Cl A	100,483	1,191
FTD*	1,500	45
Genesco*	1,889	108
Gentherm*	2,804	126
G-III Apparel Group*	57,456	3,542
Global Eagle Entertainment*	3,300	38
GNC Holdings, Cl A	84,845	3,430
Grand Canyon Education*	3,644	138
Gray Television*	5,100	65
Green Brick Partners*	1,400	15
Group 1 Automotive	1,899	162
Guess?	4,896	105
Habit Restaurants, Cl A*	22,758	487
Harman International Industries	26,003	2,495
Harte-Hanks	4,173	15
Haverty Furniture	1,600	38
Helen of Troy*	18,451	1,647
Hemisphere Media Group, Cl A*	700	10
Hibbett Sports*	2,000	70
Hooker Furniture	800	19
Horizon Global*	1,439	13
Houghton Mifflin Harcourt*	10,679	217
Hovnanian Enterprises, Cl A*	9,898	18
HSN	2,648	152
Iconix Brand Group*	3,823	52
IMAX*	28,255	955
Installed Building Products*	29,160	737
International Speedway, Cl A	2,200	70
Interval Leisure Group	3,200	59
Intrawest Resorts Holdings*	1,100	10
iRobot*	2,350	68
Isle of Capri Casinos*	1,800	31
J Alexander’s Holdings*	1,174	12
Jack in the Box	13,138	1,012
JAKKS Pacific*	1,500	13
Jamba*	1,200	17
Jarden*	58,591	2,863
John Wiley & Sons, Cl A	18,089	905
Johnson Outdoors, Cl A	400	8
Journal Media Group	1,507	11
K12*	2,700	34
KB Home	6,854	93

Description	Shares	Value (000)
Kirkland’s	78,136	$1,683
Kona Grill*	800	13
Krispy Kreme Doughnuts*	128,157	1,875
La Quinta Holdings*	7,400	117
Lands’ End*	1,400	38
La-Z-Boy, Cl Z	4,297	114
LGI Homes*	1,200	33
Libbey	1,710	56
Liberty Tax	400	9
Liberty TripAdvisor Holdings, Cl A*	5,900	131
LifeLock*	6,995	61
Lifetime Brands	900	13
Lindblad Expeditions Holdings*	166,166	1,623
Lithia Motors, Cl A	1,835	198
Loral Space & Communications*	1,000	47
Lumber Liquidators Holdings*	2,149	28
M/I Homes*	33,746	796
Malibu Boats, Cl A*	112,749	1,576
Marcus	1,500	29
Marine Products	600	4
MarineMax*	103,753	1,466
Marriott Vacations Worldwide	1,989	136
Martha Stewart Living Omnimedia, Cl A*	2,400	14
Mattress Firm Holding*	1,700	71
MCBC Holdings*	39,412	511
MDC Holdings	3,087	81
MDC Partners, Cl A	3,355	62
Media General*	7,589	106
Men’s Wearhouse	61,159	2,601
Meredith	3,013	128
Meritage Homes*	3,087	113
Metaldyne Performance Group	44,700	939
Modine Manufacturing*	172,371	1,356
Mohawk Industries*	11,500	2,090
Monarch Casino & Resort*	700	13
Monro Muffler Brake	17,553	1,186
Morgans Hotel Group*	2,400	8
Motorcar Parts of America*	1,400	44
Movado Group	1,351	35
NACCO Industries, Cl A	400	19
National CineMedia	73,029	980
Nautilus*	2,500	38
New Home*	700	9
New Media Investment Group	3,504	54
New York Times, Cl A	11,389	135
Newell Rubbermaid	42,600	1,691
Nexstar Broadcasting Group, Cl A	2,395	113
Noodles, Cl A*	800	11
Norwegian Cruise Line Holdings*	8,900	510
Nutrisystem	42,755	1,134
Ollie’s Bargain Outlet Holdings*	1,100	18
Outerwall	1,426	81
Overstock.com*	1,000	17

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Oxford Industries	17,507	$1,293
Panera Bread, Cl A*	4,100	793
Papa John’s International	2,400	164
Papa Murphy’s Holdings*	900	13
Party City Holdco*	1,800	29
Penn National Gaming*	96,332	1,616
Pep Boys - Manny Moe & Jack*	4,188	51
Performance Sports Group*	3,300	44
Perry Ellis International*	1,000	22
PetMed Express	1,500	24
Pier 1 Imports	247,016	1,704
Pinnacle Entertainment*	4,916	166
Planet Fitness, Cl A*	1,500	26
Pool	3,430	249
Popeyes Louisiana Kitchen*	30,997	1,747
Potbelly*	1,300	14
Reading International, Cl A*	57,927	734
Red Robin Gourmet Burgers*	13,100	992
Regis*	3,000	39
Remy International	2,400	70
Rent-A-Center, Cl A	4,200	102
Rentrak*	1,000	54
Restoration Hardware Holdings*	8,310	775
Ruby Tuesday*	5,200	32
Ruth’s Hospitality Group	2,800	45
Ryland Group	3,665	150
Saga Communications, Cl A	300	10
Scholastic	2,100	82
Scientific Games, Cl A*	3,958	41
SeaWorld Entertainment	148,670	2,648
Select Comfort*	4,387	96
Sequential Brands Group*	32,680	473
SFX Entertainment*	3,200	2
Shake Shack, Cl A*	400	19
Shoe Carnival	1,165	28
Shutterfly*	3,121	112
Sinclair Broadcast Group, Cl A	5,209	132
Sizmek*	1,700	10
Skullcandy*	1,600	9
Smith & Wesson Holding*	4,445	75
Sonic	4,300	99
Sonic Automotive, Cl A	2,431	50
Sotheby’s	30,137	964
Speedway Motorsports	900	16
Sportsman’s Warehouse Holdings*	87,480	1,078
Stage Stores	2,581	25
Standard Motor Products	1,614	56
Stein Mart	198,731	1,924
Steiner Leisure*	1,000	63
Steven Madden*	49,965	1,830
Stoneridge*	2,400	30
Strattec Security	272	17
Strayer Education*	908	50
Sturm Ruger	1,489	87

Description	Shares	Value (000)
Superior Industries International	1,831	$34
Superior Uniform Group	700	13
Systemax*	1,100	8
Taylor Morrison Home, Cl A*	2,400	45
Tempur Sealy International*	19,300	1,379
Tenneco*	4,808	215
Texas Roadhouse, Cl A	5,460	203
Tile Shop Holdings*	77,550	929
Tilly’s, Cl A*	900	7
Time	8,585	164
Toll Brothers*	28,000	959
Tower International*	1,554	37
Townsquare Media, Cl A*	900	9
Tractor Supply	19,300	1,627
Travelport Worldwide	8,784	116
TRI Pointe Group*	12,743	167
Tribune Publishing	1,900	15
Tuesday Morning*	3,400	18
Tumi Holdings*	4,800	85
UCP, Cl A*	54,349	365
Ulta Salon Cosmetics & Fragrance*	15,740	2,571
Under Armour, Cl A*	15,283	1,479
Unifi*	1,198	36
Unique Fabricating	43,211	480
Universal Electronics*	1,300	55
Universal Technical Institute	1,600	6
Vail Resorts	2,854	299
Vera Bradley*	1,900	24
Vince Holding*	800	3
Vitamin Shoppe*	2,305	75
VOXX International, Cl A*	1,400	10
Wayfair, Cl A*	1,500	53
WCI Communities*	1,400	32
Weight Watchers International*	2,400	15
Wendy’s	92,175	797
West Marine*	1,300	11
Weyco Group	500	14
William Lyon Homes, Cl A*	1,800	37
Wingstop*	700	17
Winmark	200	21
Winnebago Industries	2,100	40
Wolverine World Wide	8,407	182
World Wrestling Entertainment, Cl A	58,914	995
ZAGG*	2,100	14
Zoe’s Kitchen*	1,600	63
zulily, Cl A*	4,800	84
Zumiez*	1,670	26

		130,302

Consumer Staples – 2.0%
Alico	200	8
Amplify Snack Brands*	1,600	16
Andersons	58,187	1,981
B&G Foods	13,407	489
Blue Buffalo Pet Products*	15,100	270

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Boston Beer, Cl A*	779	$164
Boulder Brands*	5,100	42
Calavo Growers	1,100	49
Cal-Maine Foods	2,600	142
Casey’s General Stores	3,156	325
Castle Brands*	7,400	10
Central Garden & Pet, Cl A*	3,100	50
Chefs’ Warehouse*	53,247	754
Coca-Cola Bottling Consolidated	400	77
Craft Brew Alliance*	900	7
Darling Ingredients*	13,597	153
Dean Foods	7,455	123
Diamond Foods*	2,100	65
Elizabeth Arden*	2,225	26
Fairway Group Holdings, Cl A*	1,700	2
Farmer Bros*	500	14
Flowers Foods	53,390	1,321
Fresh Del Monte Produce	2,800	111
Fresh Market*	3,300	75
Freshpet*	1,800	19
Herbalife*	16,500	898
HRG Group*	6,621	78
Ingles Markets, Cl A	1,100	53
Inter Parfums	1,287	32
Inventure Foods*	96,033	853
J&J Snack Foods	1,180	134
John B Sanfilippo & Son	700	36
Lancaster Colony	1,441	140
Landec*	2,200	26
Lifeway Foods*	300	3
Limoneira	900	15
Medifast*	1,000	27
MGP Ingredients	1,000	16
National Beverage*	1,000	31
Natural Grocers by Vitamin Cottage*	700	16
Natural Health Trends	600	20
Nature’s Sunshine Products	800	10
Nu Skin Enterprises, Cl A	14,283	590
Nutraceutical International*	600	14
Oil-Dri Corp of America	300	7
Omega Protein*	1,700	29
Orchids Paper Products	700	18
Post Holdings*	27,078	1,601
PriceSmart	1,552	120
Revlon, Cl A*	900	27
Rite Aid*	131,145	796
Sanderson Farms	1,826	125
Seaboard*	22	68
Seneca Foods, Cl A*	700	18
Smart & Final Stores*	2,000	31
Snyder’s-Lance	3,776	127
SpartanNash	2,941	76
SUPERVALU*	20,725	149
Synutra International*	1,100	5

Description	Shares	Value (000)
Tootsie Roll Industries	1,542	$48
TreeHouse Foods*	3,513	273
United Natural Foods*	3,929	191
Universal	1,961	97
USANA Health Sciences*	500	67
Vector Group	6,746	153
Village Super Market, Cl A	500	12
WD-40	1,187	105
Weis Markets	897	37
WhiteWave Foods, Cl A*	38,940	1,563

		15,028

Energy – 3.0%
Abraxas Petroleum*	7,700	10
Adams Resources & Energy	200	8
Alon USA Energy	2,800	51
Approach Resources*	3,300	6
Ardmore Shipping	104,296	1,259
Atwood Oceanics	5,400	80
Basic Energy Services*	2,700	9
Bill Barrett*	119,020	393
Bonanza Creek Energy*	4,175	17
Bristow Group	36,034	943
C&J Energy Services*	4,600	16
Callon Petroleum*	5,400	39
Capital Product Partners(A)	114,400	705
CARBO Ceramics	116,048	2,204
Carrizo Oil & Gas*	4,265	130
Clayton Williams Energy*	500	19
Clean Energy Fuels*	5,852	26
Cloud Peak Energy*	5,201	14
Contango Oil & Gas*	1,241	9
Delek US Holdings	4,700	130
DHT Holdings	7,300	54
Dorian LPG*	1,800	19
Eclipse Resources*	5,400	11
Energy Fuels*	3,000	9
Energy XXI	7,788	8
Era Group*	1,600	24
Evolution Petroleum	1,500	8
EXCO Resources	12,700	10
Exterran Holdings	5,452	98
Fairmount Santrol Holdings*	4,699	13
Forum Energy Technologies*	4,400	54
Frontline*	10,200	27
GasLog	3,327	32
Gastar Exploration*	245,619	282
Gener8 Maritime*	1,700	19
Geospace Technologies*	1,114	15
Green Plains	86,008	1,673
Gulfmark Offshore, Cl A	2,155	13
Gulfport Energy*	25,165	747
Halcon Resources*	31,300	17
Hallador Energy	800	6
Helix Energy Solutions Group*	8,171	39

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Hornbeck Offshore Services*	2,300	$31
Independence Contract Drilling*	600	3
ION Geophysical*	10,870	4
Isramco*	39	4
Jones Energy, Cl A*	65,421	313
Key Energy Services*	11,450	5
Magnum Hunter Resources*	16,966	6
Matador Resources*	6,100	127
Matrix Service*	2,100	47
McDermott International*	18,384	79
Natural Gas Services Group*	1,000	19
Navios Maritime Acquisition	6,900	24
Newpark Resources*	6,698	34
Nordic American Offshore	1,500	9
Nordic American Tankers	6,900	105
North Atlantic Drilling	4,800	4
Northern Oil and Gas*	5,000	22
Oasis Petroleum*	11,600	101
Oceaneering International	22,547	886
Oil States International*	4,300	112
Pacific Ethanol*	2,000	13
Panhandle Oil and Gas, Cl A	1,200	19
Par Petroleum*	1,100	23
Parker Drilling*	9,402	25
Parsley Energy, Cl A*	7,588	114
Patterson-UTI Energy	212,377	2,790
PDC Energy*	3,125	166
Peabody Energy	20,400	28
Penn Virginia*	5,614	3
PHI*	1,000	19
Pioneer Energy Services*	5,274	11
Precision Drilling	314,275	1,169
Renewable Energy Group*	3,700	31
Resolute Energy*	52,739	20
REX American Resources*	500	25
Rex Energy*	99,824	207
RigNet*	900	23
Ring Energy*	56,800	561
RSP Permian*	4,900	99
Sanchez Energy*	177,515	1,091
SandRidge Energy*	31,200	8
Scorpio Tankers	13,775	126
SEACOR Holdings*	1,400	84
SemGroup, Cl A	3,423	148
Seventy Seven Energy*	4,000	6
Ship Finance International	4,600	75
Solazyme*	6,500	17
Stone Energy*	4,344	22
Superior Energy Services	203,026	2,564
Synergy Resources*	8,700	85
Teekay Tankers, Cl A	8,200	57
Tesco	2,900	21
TETRA Technologies*	6,131	36
Tidewater	3,500	46

Description	Shares	Value (000)
TransAtlantic Petroleum*	2,200	$6
Triangle Petroleum*	3,200	5
Ultra Petroleum*	12,800	82
Unit*	3,800	43
Uranium Energy*	9,200	9
US Silica Holdings	86,577	1,220
W&T Offshore	2,600	8
Western Refining	5,597	247
Westmoreland Coal*	1,324	19

		22,552

Financials – 20.6%
1st Source	1,320	41
Acadia Realty Trust ‡	5,600	168
Access National	700	14
Agree Realty ‡	1,400	42
Alexander & Baldwin	3,753	129
Alexander’s ‡	175	65
Altisource Asset Management*	65	2
Altisource Portfolio Solutions*	1,064	25
Altisource Residential ‡	4,500	63
Ambac Financial Group*	3,600	52
American Assets Trust ‡	3,038	124
American Capital Mortgage Investment ‡	4,100	60
American Equity Investment Life Holding	50,447	1,176
American Financial Group	43,995	3,032
American National Bankshares	800	19
American Residential Properties ‡	2,400	41
Ameris Bancorp	24,229	697
AMERISAFE	1,466	73
Ames National	700	16
Anchor BanCorp Wisconsin*	500	21
Anworth Mortgage Asset ‡	8,498	42
Apollo Commercial Real Estate Finance ‡	4,636	73
Apollo Residential Mortgage ‡	2,500	32
Ares Commercial Real Estate ‡	2,400	29
Argo Group International Holdings	2,299	130
Arlington Asset Investment, Cl A	1,700	24
Armada Hoffler Properties ‡	2,000	20
ARMOUR Residential ‡	3,612	72
Arrow Financial	928	25
Ashford*	44	3
Ashford Hospitality Prime ‡	2,061	29
Ashford Hospitality Trust ‡	6,533	40
Assurant	34,320	2,712
Astoria Financial	7,567	122
Atlas Financial Holdings*	900	17
AV Homes*	900	12
Baldwin & Lyons, Cl B	700	15
Banc of California	2,900	36
BancFirst	600	38
Banco Latinoamericano de Comercio Exterior, Cl E	2,400	56

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Bancorp*	69,321	$528
BancorpSouth	7,544	179
Bank Mutual	3,900	30
Bank of Hawaii	46,020	2,921
Bank of Marin Bancorp	500	24
Bank of the Ozarks	37,135	1,625
BankFinancial	1,600	20
Banner	1,616	77
Bar Harbor Bankshares	400	13
BBCN Bancorp	6,236	94
BBX Capital, Cl A*	519	8
Bear State Financial*	1,400	12
Beneficial Bancorp*	6,839	91
Berkshire Hills Bancorp	33,945	935
BGC Partners, Cl A	14,553	120
Blue Hills Bancorp	2,400	33
Bluerock Residential Growth, Cl A ‡	1,300	16
BNC Bancorp	36,663	815
BofI Holding*	1,200	155
Boston Private Financial Holdings	6,974	82
Bridge Bancorp	57,997	1,549
Brookline Bancorp	102,348	1,038
Bryn Mawr Bank	1,300	40
BSB Bancorp*	800	17
C1 Financial*	700	13
Calamos Asset Management, Cl A	1,300	12
Camden National	500	20
Campus Crest Communities ‡	101,251	539
Capital Bank Financial, Cl A*	1,834	55
Capital City Bank Group	800	12
Capitol Federal Financial	11,685	142
Capstead Mortgage ‡	7,300	72
Cardinal Financial	22,353	514
CareTrust ‡	3,737	42
Cascade Bancorp*	2,506	14
Cash America International	2,300	64
CatchMark Timber Trust, Cl A ‡	2,900	30
Cathay General Bancorp	6,211	186
Cedar Realty Trust ‡	7,025	44
CenterState Banks	49,372	726
Central Pacific Financial	1,900	40
Century Bancorp, Cl A	300	12
Chambers Street Properties ‡	19,621	127
Charter Financial	1,159	15
Chatham Lodging Trust ‡	3,000	64
Chemical Financial	56,890	1,840
Chesapeake Lodging Trust ‡	4,879	127
CIFC	300	2
Citizens, Cl A*	3,800	28
Citizens & Northern	900	18
City Holding	1,237	61
Clifton Bancorp	2,189	30
CNB Financial	1,200	22
CNO Financial Group	15,926	300

Description	Shares	Value (000)
CoBiz Financial	198,519	$2,583
Cohen & Steers	1,500	41
Colony Capital, Cl A ‡	8,800	172
Columbia Banking System	68,070	2,124
Commerce Bancshares	66,534	3,030
Community Bank System	3,254	121
Community Trust Bancorp	1,188	42
CommunityOne Bancorp*	900	10
ConnectOne Bancorp	2,460	47
Consolidated-Tomoka Land	300	15
CorEnergy Infrastructure Trust ‡	4,000	18
CoreSite Realty ‡	1,900	98
Cousins Properties	17,078	157
Cowen Group, Cl A*	9,004	41
Crawford, Cl B	2,200	12
CU Bancorp*	1,400	31
CubeSmart	13,426	365
Customers Bancorp*	69,324	1,782
CVB Financial	8,218	137
CyrusOne ‡	5,408	177
CYS Investments ‡	13,404	97
DCT Industrial Trust	6,995	235
Diamond Hill Investment Group	300	56
DiamondRock Hospitality ‡	15,554	172
Dime Community Bancshares	2,543	43
Donegal Group, Cl A	700	10
DuPont Fabros Technology ‡	4,930	128
Dynex Capital ‡	4,600	30
Eagle Bancorp*	88,716	4,036
Easterly Government Properties ‡	1,200	19
EastGroup Properties ‡	2,493	135
Education Realty Trust ‡	3,985	131
eHealth*	1,500	19
EMC Insurance Group	450	10
Employers Holdings	2,700	60
Encore Capital Group*	2,000	74
Enova International*	1,972	20
Enstar Group*	700	105
Enterprise Bancorp	600	13
Enterprise Financial Services	1,500	38
EPR Properties ‡	4,482	231
Equity One ‡	5,800	141
Essent Group*	106,907	2,656
EverBank Financial	7,641	147
Evercore Partners, Cl A	2,763	139
Ezcorp, Cl A*	3,900	24
Farmers Capital Bank*	500	12
FBL Financial Group, Cl A	800	49
FCB Financial Holdings, Cl A*	2,100	69
Federal Agricultural Mortgage, Cl C	900	23
Federated National Holding	1,000	24
FelCor Lodging Trust ‡	10,972	78
Fidelity & Guaranty Life	42,424	1,041
Fidelity Southern	1,312	28

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Fifth Street Asset Management, Cl A	300	$2
Financial Engines	4,035	119
Financial Institutions	1,200	30
First American Financial	8,726	341
First Bancorp	2,300	40
First BanCorp*	8,600	31
First Busey	1,870	37
First Business Financial Services	600	14
First Cash Financial Services*	2,317	93
First Citizens BancShares, Cl A	644	146
First Commonwealth Financial	6,738	61
First Community Bancshares	1,300	23
First Connecticut Bancorp	67,863	1,094
First Defiance Financial	700	26
First Financial	900	29
First Financial Bancorp	104,067	1,986
First Financial Bankshares	5,242	167
First Foundation*	13,486	307
First Industrial Realty Trust ‡	8,977	188
First Interstate BancSystem, Cl A	1,500	42
First Merchants	37,415	981
First Midwest Bancorp	71,303	1,251
First NBC Bank Holding*	46,393	1,626
First Niagara Financial Group	240,180	2,452
First of Long Island	1,046	28
First Potomac Realty Trust ‡	4,618	51
FirstMerit	12,970	229
Flagstar Bancorp*	1,600	33
Flushing Financial	2,486	50
FNB	234,095	3,031
FNFV Group*	6,800	80
Forestar Group*	2,722	36
Fox Chase Bancorp	800	14
Franklin Financial Network*	54,344	1,215
Franklin Street Properties ‡	6,851	74
FRP Holdings*	500	15
Fulton Financial	13,900	168
GAIN Capital Holdings	2,900	21
GAMCO Investors, Cl A	500	27
GEO Group ‡	6,052	180
German American Bancorp	1,000	29
Getty Realty ‡	2,006	32
Glacier Bancorp	5,849	154
Gladstone Commercial ‡	1,500	21
Global Indemnity, Cl A*	700	18
Government Properties Income Trust ‡	5,500	88
Gramercy Property Trust ‡	4,575	95
Great Ajax ‡	500	6
Great Southern Bancorp	800	35
Great Western Bancorp	37,814	959
Green Bancorp*	1,000	11
Green Dot, Cl A*	3,400	60
Greenhill	40,317	1,149

Description	Shares	Value (000)
Greenlight Capital, Cl A*	2,251	$50
Guaranty Bancorp	1,100	18
Hallmark Financial Services*	1,100	13
Hampton Roads Bankshares*	2,000	4
Hancock Holding	85,600	2,315
Hanmi Financial	2,483	63
Hannon Armstrong Sustainable Infrastructure Capital ‡	97,054	1,672
Hatteras Financial ‡	7,600	115
HCI Group	700	27
Healthcare Realty Trust ‡	8,147	202
Heartland Financial USA	1,300	47
Heritage Commerce	2,300	26
Heritage Financial	130,334	2,453
Heritage Insurance Holdings*	1,800	36
Heritage Oaks Bancorp	1,900	15
Hersha Hospitality Trust, Cl A ‡	3,900	88
HFF, Cl A	3,021	102
Highwoods Properties	7,564	293
Hilltop Holdings*	6,299	125
Hingham Institution for Savings	100	12
Home BancShares	4,463	181
HomeStreet*	1,800	42
HomeTrust Bancshares*	1,800	33
Horace Mann Educators	87,970	2,922
Horizon Bancorp	1,100	26
Houlihan Lokey, Cl A*	600	13
Hudson Pacific Properties ‡	5,774	166
IBERIABANK	34,036	1,981
Impac Mortgage Holdings*	800	13
Independence Holding	500	6
Independence Realty Trust ‡	2,275	16
Independent Bank	69,265	3,133
Independent Bank Group	700	27
Infinity Property & Casualty	14,058	1,132
InfraREIT ‡	1,700	40
Inland Real Estate ‡	6,917	56
International Bancshares	4,481	112
International. FCStone*	1,100	27
Invesco Mortgage Capital ‡	9,752	119
Investment Technology Group	2,800	37
Investors Bancorp	28,153	347
Investors Real Estate Trust ‡	10,306	80
iStar ‡*	58,585	737
James River Group Holdings	800	22
Janus Capital Group	11,587	158
JG Wentworth, Cl A*	800	4
Kansas City Life Insurance	300	14
KCG Holdings, Cl A*	3,624	40
Kearny Financial	7,832	90
Kemper	3,613	128
Kennedy-Wilson Holdings	7,320	162
Kite Realty Group Trust ‡	6,618	158
Ladder Capital, Cl A ‡	2,900	42

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Ladenburg Thalmann Financial Services*	8,400	$18
Lakeland Bancorp	2,889	32
Lakeland Financial	1,300	59
LaSalle Hotel Properties	9,093	258
LegacyTexas Financial Group	3,835	117
LendingTree*	500	47
Lexington Realty Trust ‡	16,024	130
Live Oak Bancshares	600	12
LTC Properties ‡	2,800	119
Mack-Cali Realty ‡	7,064	133
Maiden Holdings	3,934	55
MainSource Financial Group	1,600	33
Marcus & Millichap*	1,000	46
MarketAxess Holdings	10,942	1,017
Marlin Business Services	800	12
MB Financial	5,914	193
MBIA*	11,600	71
Medical Properties Trust ‡	18,411	204
Medley Management, Cl A	300	2
Mercantile Bank	1,300	27
Merchants Bancshares	300	9
Meridian Bancorp	4,034	55
Meta Financial Group	600	25
Metro Bancorp	800	24
MGIC Investment*	166,335	1,540
MidWestOne Financial Group	500	15
Moelis, Cl A	1,300	34
Monmouth Real Estate Investment, Cl A ‡	4,560	44
Monogram Residential Trust ‡	13,900	129
Mortgage Investment Trust ‡	2,300	35
National Bank Holdings, Cl A	165,361	3,394
National Bankshares	500	16
National Commerce*	600	14
National General Holdings	3,400	66
National Health Investors ‡	3,099	178
National Interstate	500	13
National Penn Bancshares	11,079	130
National Storage Affiliates Trust ‡	1,600	22
National Western Life Insurance, Cl A	193	43
Nationstar Mortgage Holdings*	2,900	40
Navigators Group*	787	61
NBT Bancorp	3,422	92
Nelnet, Cl A	1,959	68
New Residential Investment ‡	281,542	3,689
New Senior Investment Group ‡	6,700	70
New York ‡	13,500	136
New York Mortgage Trust ‡	8,010	44
NewBridge Bancorp	2,756	24
NewStar Financial*	2,200	18
NexPoint Residential Trust ‡	1,300	17
NMI Holdings, Cl A*	4,300	33

Description	Shares	Value (000)
Northfield Bancorp	3,900	$59
Northwest Bancshares	120,473	1,566
OceanFirst Financial	1,000	17
Ocwen Financial*	8,000	54
OFG Bancorp	34,583	302
Old National Bancorp	169,644	2,363
Old Second Bancorp*	2,700	17
OM Asset Management	1,900	29
On Deck Capital*	1,000	10
One Liberty Properties ‡	1,000	21
OneBeacon Insurance Group, Cl A	1,925	27
Oppenheimer Holdings, Cl A	704	14
Opus Bank	700	27
Orchid Island Capital, Cl A ‡	1,300	12
Oritani Financial	3,559	56
Outfront Media ‡	99,992	2,081
Pacific Continental	1,500	20
Pacific Premier Bancorp*	1,600	33
Park National	989	89
Park Sterling	329,454	2,240
Parkway Properties ‡	7,041	110
Patriot National*	800	13
Peapack Gladstone Financial	1,200	25
Pebblebrook Hotel Trust	5,824	206
Penns Woods Bancorp	352	14
Pennsylvania ‡	5,738	114
PennyMac Financial Services, Cl A*	1,100	18
PennyMac Mortgage Investment Trust ‡	5,867	91
Peoples Bancorp	1,300	27
Peoples Financial Services	600	21
PHH*	3,717	52
Physicians Realty Trust ‡	5,500	83
PICO Holdings*	1,900	18
Pinnacle Financial Partners	2,800	138
Piper Jaffray*	1,300	47
Potlatch ‡	38,848	1,119
PRA Group*	3,961	210
Preferred Apartment Communities, Cl A ‡	1,500	16
Preferred Bank	1,000	32
Primerica	54,930	2,476
PrivateBancorp	64,925	2,489
ProAssurance	20,019	982
Prosperity Bancshares	72,799	3,574
Provident Financial Services	56,103	1,094
PS Business Parks ‡	1,585	126
Pzena Investment Management, Cl A	800	7
QCR Holdings	800	17
QTS Realty Trust*	41,000	1,791
Radian Group	49,043	780
RAIT Financial Trust ‡	6,800	34

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Ramco-Gershenson Properties Trust ‡	6,530	$98
RCS Capital, Cl A*	3,500	3
RE/MAX Holdings, Cl A	900	32
Redwood Trust ‡	6,700	93
Regional Management*	900	14
Renasant	3,322	109
Republic Bancorp, Cl A	700	17
Resource America, Cl A	1,100	7
Resource Capital	2,658	30
Retail Opportunity Investments ‡	8,200	136
Rexford Industrial Realty ‡	4,600	63
RLI	3,396	182
RLJ Lodging Trust	10,703	270
Rouse Properties ‡	2,800	44
Ryman Hospitality Properties ‡	3,469	171
S&T Bancorp	2,874	94
Sabra Health Care ‡	5,400	125
Safeguard Scientifics*	1,600	25
Safety Insurance Group	1,203	65
Sandy Spring Bancorp	2,070	54
Saul Centers ‡	800	41
Sberbank of Russia Via SB Capital* (B)	1,600	23
Select Income ‡	5,188	99
Selective Insurance Group	4,648	144
ServisFirst Bancshares	1,900	79
Sierra Bancorp	800	13
Signature Bank*	26,627	3,662
Silver Bay Realty Trust ‡	3,000	48
Simmons First National, Cl A	2,454	118
Solar Capital	35,112	555
South State	1,900	146
Southside Bancshares	2,028	56
Southwest Bancorp	91,100	1,495
Sovran Self Storage ‡	2,792	263
Square 1 Financial, Cl A*	37,696	968
St. Joe*	5,600	107
STAG Industrial ‡	44,249	806
Starwood Waypoint Residential Trust ‡	2,996	71
State Auto Financial	1,300	30
State Bank Financial	94,521	1,955
State National	3,100	29
Sterling Bancorp	42,631	634
Stewart Information Services	6,689	274
Stifel Financial*	5,510	232
Stock Yards Bancorp	1,200	44
Stonegate Bank	62,052	1,974
Stonegate Mortgage*	60,929	433
STORE Capital ‡	3,200	66
Strategic Hotels & Resorts ‡*	22,170	306
Suffolk Bancorp	1,000	27
Summit Hotel Properties ‡	6,800	79

Description	Shares	Value (000)
Sun Bancorp*	740	$14
Sun Communities ‡	3,695	250
Sunstone Hotel Investors ‡	16,877	223
Symetra Financial	6,123	194
Synovus Financial	42,455	1,257
Talmer Bancorp, Cl A	163,454	2,721
Tejon Ranch*	1,000	22
Terreno Realty ‡	3,400	67
Territorial Bancorp	684	18
Texas Capital Bancshares*	12,251	642
Third Point Reinsurance*	7,017	94
Tiptree Financial	2,800	18
Tompkins Financial	1,191	64
Towne Bank	3,460	65
TriCo Bancshares	1,800	44
TriState Capital Holdings*	88,268	1,101
Triumph Bancorp*	1,400	24
TrustCo Bank	7,370	43
Trustmark	5,328	123
UMB Financial	18,952	963
UMH Properties ‡	1,700	16
Umpqua Holdings	73,476	1,198
Union Bankshares	63,300	1,519
United Bankshares	5,631	214
United Community Banks	4,291	88
United Community Financial	3,800	19
United Development Funding IV ‡	2,200	39
United Financial Bancorp	3,951	52
United Fire Group	1,600	56
United Insurance Holdings	1,100	14
Universal Health Realty Income Trust ‡	998	47
Universal Insurance Holdings	2,447	72
Univest Corp of Pennsylvania	1,334	26
Urban Edge Properties ‡	7,000	151
Urstadt Biddle Properties, Cl A ‡	1,971	37
Valley National Bancorp	19,073	188
Virtu Financial, Cl A	1,400	32
Virtus Investment Partners	550	55
Walker & Dunlop*	2,300	60
Walter Investment Management*	2,925	48
Washington ‡	5,260	131
Washington Federal	7,394	168
Washington Trust Bancorp	1,185	46
Waterstone Financial	2,600	35
Webster Financial	7,385	263
WesBanco	27,910	878
West Bancorporation	1,300	24
Westamerica Bancorporation	51,164	2,274
Western Alliance Bancorp*	6,731	207
Western Asset Mortgage Capital ‡	3,451	44
Westwood Holdings Group	600	33
Whitestone, Cl B ‡	1,900	22
Wilshire Bancorp	5,300	56

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Winthrop Realty Trust ‡	68,598	$985
Wintrust Financial	3,710	198
WisdomTree Investments	9,004	145
World Acceptance*	600	16
WSFS Financial	2,200	63
Xenia Hotels & Resorts ‡	8,800	154
Yadkin Financial	2,081	45
Zions Bancorporation	38,400	1,058

		157,367

Health Care – 12.9%
AAC Holdings*	500	11
Abaxis	1,733	76
ABIOMED*	19,403	1,800
Acadia Healthcare*	22,783	1,510
ACADIA Pharmaceuticals*	6,194	205
Accelerate Diagnostics*	1,744	28
Acceleron Pharma*	1,800	45
Accuray*	6,069	30
Aceto	2,200	60
Achillion Pharmaceuticals*	9,100	63
Acorda Therapeutics*	3,604	96
Adamas Pharmaceuticals*	700	12
Addus HomeCare*	500	16
Adeptus Health, Cl A*	6,143	496
Aduro Biotech*	600	12
Advaxis*	2,200	23
Aegerion Pharmaceuticals*	2,198	30
Aerie Pharmaceuticals*	1,700	30
Affimed*	1,000	6
Affymetrix*	5,894	50
Agenus*	6,200	29
Agile Therapeutics*	1,100	7
Aimmune Therapeutics*	1,000	25
Air Methods*	66,508	2,267
Akebia Therapeutics*	2,100	20
Albany Molecular Research*	1,900	33
Alder Biopharmaceuticals*	1,800	59
Alere*	50,500	2,431
Alimera Sciences*	2,600	6
Alliance HealthCare Services*	400	4
Almost Family*	700	28
AMAG Pharmaceuticals*	2,700	107
Amedisys*	29,028	1,102
Amicus Therapeutics*	9,000	126
AMN Healthcare Services*	51,770	1,554
Amphastar Pharmaceuticals*	2,300	27
Amsurg, Cl A*	64,732	5,030
Anacor Pharmaceuticals*	10,965	1,291
Analogic	971	80
AngioDynamics*	2,100	28
ANI Pharmaceuticals*	700	28
Anika Therapeutics*	1,200	38
Antares Pharma*	10,100	17
Anthera Pharmaceuticals*	3,900	24

Description	Shares	Value (000)
Applied Genetic Technologies*	400	$5
Aratana Therapeutics*	2,200	19
Ardelyx*	1,100	19
Arena Pharmaceuticals*	19,028	36
ARIAD Pharmaceuticals*	13,200	77
Array BioPharma*	11,100	51
Arrowhead Research*	4,600	26
Assembly Biosciences*	1,000	10
Atara Biotherapeutics*	1,500	47
AtriCure*	51,635	1,131
Atrion	128	48
aTyr Pharma*	700	7
Avalanche Biotechnologies*	1,400	12
Axovant Sciences*	1,400	18
Bellicum Pharmaceuticals*	600	9
BioCryst Pharmaceuticals*	5,637	64
BioDelivery Sciences International*	3,600	20
BioScrip*	5,800	11
BioSpecifics Technologies*	300	13
Bio-Techne	2,091	193
BioTelemetry*	2,100	26
BioTime*	4,400	13
Blueprint Medicines*	700	15
Calithera Biosciences*	500	3
Cambrex*	23,736	942
Cantel Medical	12,618	715
Capital Senior Living*	2,345	47
Cara Therapeutics*	1,500	21
Carbylan Therapeutics*	1,300	5
Cardiovascular Systems*	56,736	899
Castlight Health, Cl B*	3,000	13
Catalent*	6,800	165
Catalyst Pharmaceuticals*	5,300	16
Celldex Therapeutics*	7,704	81
Cellular Biomedicine Group*	700	12
Cempra*	2,400	67
Cepheid*	15,151	685
Cerus*	7,400	34
Charles River Laboratories International*	9,363	595
Chemed	13,360	1,783
ChemoCentryx*	2,400	15
Chiasma*	800	16
Chimerix*	3,700	141
Civitas Solutions*	1,000	23
Clovis Oncology*	2,237	206
Coherus Biosciences*	18,382	368
Collegium Pharmaceutical*	700	15
Community Health Systems*	17,400	744
Computer Programs & Systems	882	37
Concert Pharmaceuticals*	1,100	21
ConforMIS*	1,000	18
CONMED	2,166	103
Connecture*	700	3

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Corcept Therapeutics*	4,500	$17
Corindus Vascular Robotics*	2,500	8
Corium International*	900	8
CorMedix*	3,300	7
CorVel*	600	19
Cross Country Healthcare*	63,445	863
CryoLife	2,400	23
CTI BioPharma*	12,600	18
Curis*	7,900	16
Cutera*	1,000	13
Cyberonics*	16,187	984
Cynosure, Cl A*	30,503	916
Cytokinetics*	3,000	20
CytRx*	4,200	10
Depomed*	48,555	916
Dermira*	1,100	26
DexCom*	28,135	2,416
Dicerna Pharmaceuticals*	1,400	11
Diplomat Pharmacy*	15,925	458
Durect*	7,900	15
Dyax*	25,813	493
Dynavax Technologies*	2,940	72
Eagle Pharmaceuticals*	700	52
Emergent BioSolutions*	2,279	65
Enanta Pharmaceuticals*	1,200	43
EndoChoice Holdings*	900	11
Endocyte*	2,600	12
Endologix*	5,339	65
Ensign Group	2,043	87
Entellus Medical*	500	9
Epizyme*	2,100	27
Esperion Therapeutics*	20,300	479
Evolent Health, Cl A*	700	11
Exact Sciences*	7,880	142
Exactech*	800	14
ExamWorks Group*	3,300	96
Exelixis*	17,675	99
Fibrocell Science*	2,400	9
FibroGen*	4,100	90
Five Prime Therapeutics*	1,700	26
Five Star Quality Care*	3,300	10
Flamel Technologies ADR*	23,966	391
Flex Pharma*	400	5
Flexion Therapeutics*	1,200	18
Fluidigm*	2,298	19
Foamix Pharmaceuticals*	1,600	12
Foundation Medicine*	1,102	20
Galena Biopharma*	12,000	19
Genesis Healthcare, Cl A*	2,200	13
GenMark Diagnostics*	3,000	24
Genocea Biosciences*	1,600	11
Genomic Health*	1,300	28
Geron*	12,900	36
Glaukos*	700	17

Description	Shares	Value (000)
Global Blood Therapeutics*	600	$25
Globus Medical, Cl A*	5,696	118
Greatbatch*	18,432	1,040
Haemonetics*	4,053	131
Halozyme Therapeutics*	8,679	117
Halyard Health*	3,800	108
Hanger*	2,815	38
Harvard Bioscience*	3,200	12
Health Net*	16,225	977
HealthEquity*	3,000	89
HealthSouth	77,576	2,977
HealthStream*	2,100	46
Healthways*	2,600	29
HeartWare International*	1,370	72
Heron Therapeutics*	2,500	61
Heska*	500	15
HMS Holdings*	7,042	62
Hologic*	32,700	1,280
Horizon Pharma*	41,900	831
ICU Medical*	11,400	1,248
Idera Pharmaceuticals*	7,300	24
IDEXX Laboratories*	30,320	2,251
IGI Laboratories*	2,800	18
Ignyta*	1,300	11
Immune Design*	1,000	12
ImmunoGen*	6,845	66
Immunomedics*	7,100	12
Impax Laboratories*	5,578	196
Imprivata*	600	11
INC Research Holdings, Cl A*	1,200	48
Infinity Pharmaceuticals*	4,000	34
Inogen*	28,400	1,379
Inovio Pharmaceuticals*	5,200	30
Insmed*	5,124	95
Insulet*	4,413	114
Insys Therapeutics*	1,884	54
Integra LifeSciences Holdings*	2,243	134
Intercept Pharmaceuticals*	4,627	767
Intersect ENT*	34,275	802
Intra-Cellular Therapies, Cl A*	7,000	280
Invacare	2,504	36
Invitae*	500	4
InVivo Therapeutics Holdings*	1,900	16
Invuity*	600	9
IPC Healthcare*	1,400	109
iRadimed*	500	12
Ironwood Pharmaceuticals, Cl A*	10,448	109
K2M Group Holdings*	79,625	1,481
Karyopharm Therapeutics*	1,700	18
Keryx Biopharmaceuticals*	8,177	29
Kindred Healthcare	140,191	2,208
Kite Pharma*	2,386	133
KYTHERA Biopharmaceuticals*	2,000	150
La Jolla Pharmaceutical*	1,200	33

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Landauer	800	$30
Lannett*	2,000	83
LDR Holding*	32,890	1,136
LeMaitre Vascular	1,200	15
Lexicon Pharmaceuticals*	2,971	32
LHC Group*	1,200	54
Ligand Pharmaceuticals*	20,800	1,783
Lion Biotechnologies*	3,200	18
Loxo Oncology*	800	14
Luminex*	3,500	59
MacroGenics*	2,700	58
Magellan Health*	2,144	119
MannKind*	18,232	59
Masimo*	3,415	132
MedAssets*	4,800	96
Medgenics*	1,700	13
Medicines*	5,390	205
Medidata Solutions*	22,401	942
MEDNAX*	22,514	1,729
Merge Healthcare*	5,900	42
Meridian Bioscience	3,316	57
Merit Medical Systems*	88,076	2,106
Merrimack Pharmaceuticals*	8,200	70
MiMedx Group*	8,700	84
Mirati Therapeutics*	1,000	34
Molina Healthcare*	73,475	5,060
Momenta Pharmaceuticals*	4,853	80
Myriad Genetics*	32,065	1,202
NanoString Technologies*	1,300	21
NantKwest*	900	10
Natera*	1,100	12
National HealthCare	800	49
National Research, Cl A	800	10
Natus Medical*	2,583	102
Navidea Biopharmaceuticals*	12,700	29
Nektar Therapeutics*	10,150	111
Neogen*	2,873	129
NeoGenomics*	3,800	22
Neos Therapeutics*	600	12
Neurocrine Biosciences*	6,683	266
Nevro*	10,786	500
NewLink Genetics*	1,541	55
Nivalis Therapeutics*	700	9
Nobilis Health*	2,200	11
Northwest Biotherapeutics*	3,600	23
Novavax*	21,034	149
NuVasive*	25,971	1,252
NxStage Medical*	5,000	79
Ocata Therapeutics*	3,400	14
Ocular Therapeutix*	1,100	15
Omeros*	3,000	33
Omnicell*	2,882	90
OncoMed Pharmaceuticals*	1,400	23
Oncothyreon*	7,800	21

Description	Shares	Value (000)
Ophthotech*	1,800	$73
OraSure Technologies*	4,800	21
Orexigen Therapeutics*	7,427	16
Organovo Holdings*	8,700	23
Orthofix International*	1,459	49
Osiris Therapeutics*	1,600	30
Otonomy*	1,300	23
OvaScience*	1,900	16
Owens & Minor	5,159	165
Oxford Immunotec Global*	1,900	26
Pacific Biosciences of California*	4,900	18
Pacira Pharmaceuticals*	2,810	115
Paratek Pharmaceuticals	900	17
PAREXEL International*	34,818	2,156
PDL BioPharma	13,031	66
Peregrine Pharmaceuticals*	14,200	14
Pernix Therapeutics Holdings*	2,800	9
Pfenex*	1,200	18
PharMerica*	2,400	68
Phibro Animal Health, Cl A	1,400	44
Portola Pharmaceuticals, Cl A*	3,599	153
POZEN*	2,300	13
PRA Health Sciences*	1,600	62
Press Ganey Holdings*	700	21
Prestige Brands Holdings*	25,895	1,170
Progenics Pharmaceuticals*	5,100	29
Proteon Therapeutics*	800	11
Prothena*	2,400	109
Providence Service*	38,646	1,684
PTC Therapeutics*	19,870	531
Quality Systems	3,800	47
Quidel*	46,533	879
Radius Health*	2,700	187
RadNet*	2,500	14
Raptor Pharmaceutical*	6,300	38
Regulus Therapeutics*	2,500	16
Relypsa*	2,400	44
Repligen*	20,050	558
Retrophin*	27,855	564
Revance Therapeutics*	1,100	33
Rigel Pharmaceuticals*	6,700	17
Rockwell Medical*	3,700	29
RTI Surgical*	4,100	23
Sage Therapeutics*	1,000	42
Sagent Pharmaceuticals*	96,304	1,477
Sangamo BioSciences*	5,400	30
Sarepta Therapeutics*	3,200	103
SciClone Pharmaceuticals*	4,000	28
SeaSpine Holdings*	647	10
Second Sight Medical Products*	1,100	7
Select Medical Holdings	8,800	95
Sequenom*	9,900	17
Seres Therapeutics*	800	23
Sientra*	400	4

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Sorrento Therapeutics*	2,100	$18
Spark Therapeutics*	600	25
Spectranetics*	77,447	913
Spectrum Pharmaceuticals*	4,799	29
STAAR Surgical*	3,200	25
Stemline Therapeutics*	1,300	11
STERIS	4,859	316
Sucampo Pharmaceuticals, Cl A*	2,100	42
Supernus Pharmaceuticals*	55,850	784
Surgical Care Affiliates*	1,600	52
SurModics*	1,100	24
Synergy Pharmaceuticals*	7,900	42
Synta Pharmaceuticals*	5,800	10
T2 Biosystems*	600	5
Tandem Diabetes Care*	135,017	1,189
Team Health Holdings*	50,255	2,715
Teladoc*	900	20
TESARO*	1,900	76
Tetraphase Pharmaceuticals*	3,000	22
TG Therapeutics*	2,900	29
TherapeuticsMD*	9,300	54
Theravance	6,600	47
Theravance Biopharma*	1,800	20
Thoratec*	4,248	269
Threshold Pharmaceuticals*	4,700	19
Tobira Therapeutics*	100	1
Tokai Pharmaceuticals*	1,000	10
Tornier*	2,900	59
TransEnterix*	3,000	7
Trevena*	2,400	25
Triple-S Management, Cl B*	2,069	37
Trovagene*	1,700	10
Trupanion*	1,600	12
Ultragenyx Pharmaceutical*	3,100	299
Unilife*	9,600	9
Universal American*	3,300	23
US Physical Therapy	1,000	45
Utah Medical Products	300	16
Vanda Pharmaceuticals*	3,500	39
Vascular Solutions*	1,300	42
Veracyte*	1,300	6
Verastem*	2,500	4
Versartis*	1,600	18
Vitae Pharmaceuticals*	1,300	14
Vital Therapies*	1,200	5
VIVUS*	7,568	12
Vocera Communications*	1,899	22
WellCare Health Plans*	27,480	2,368
West Pharmaceutical Services	5,668	307
Wright Medical Group*	3,971	83
XBiotech*	500	7
Xencor*	2,100	26
XenoPort*	4,900	17
XOMA*	6,400	5

Description	Shares	Value (000)
Zafgen*	1,200	$38
Zeltiq Aesthetics*	2,600	83
ZIOPHARM Oncology*	9,110	82
Zogenix*	1,612	22
ZS Pharma*	1,500	98

		97,874

Industrials – 15.3%
AAON	3,012	58
AAR	2,599	49
ABM Industries	4,347	119
Acacia Research	206,904	1,880
ACCO Brands*	8,600	61
Accuride*	3,700	10
Active Power*	255,313	416
Actuant, Cl A	4,981	92
Advanced Drainage Systems	2,800	81
Advisory Board*	3,362	153
Aegion, Cl A*	3,000	49
AerCap Holdings*	33,500	1,281
Aerojet Rocketdyne Holdings*	4,793	78
Aerovironment*	1,500	30
Air Transport Services Group*	3,800	32
Aircastle	5,000	103
Alamo Group	800	37
Albany International, Cl A	2,115	61
Allegiant Travel, Cl A	1,128	244
Allegion	18,100	1,044
Allied Motion Technologies	600	11
Allison Transmission Holdings	93,650	2,501
Altra Industrial Motion	31,807	735
Ameresco, Cl A*	1,900	11
American Railcar Industries	700	25
American Science & Engineering	11,327	403
American Woodmark*	1,000	65
AO Smith	14,000	913
Apogee Enterprises	36,680	1,637
Applied Industrial Technologies	3,394	129
ARC Document Solutions*	3,500	21
ArcBest	38,157	983
Argan	1,000	35
Astec Industries	28,686	961
Astronics, Cl A*	1,640	67
Atlas Air Worldwide Holdings*	2,000	69
AZZ	19,455	947
Barnes Group	37,340	1,346
Barrett Business Services	600	26
Beacon Roofing Supply*	36,079	1,172
Blount International*	4,100	23
Brady, Cl A	3,791	75
Briggs & Stratton	105,002	2,028
Brink’s	3,730	101
Builders FirstSource*	86,880	1,102
CAI International*	43,809	442
Carlisle	29,910	2,613

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Casella Waste Systems, Cl A*	48,306	$280
CBIZ*	3,491	34
CDI	900	8
CEB	2,742	187
CECO Environmental	1,800	15
Celadon Group	102,933	1,649
Chart Industries*	2,379	46
Chicago Bridge & Iron	56,510	2,241
CIRCOR International	1,400	56
Civeo	7,851	12
CLARCOR	4,095	195
Columbus McKinnon	44,787	813
Comfort Systems USA	24,460	667
Commercial Vehicle Group*	148,680	599
Continental Building Products*	65,838	1,352
Con-way	4,500	214
Covenant Transportation Group, Cl A*	800	14
CPI Aerostructures*	129,480	1,141
CRA International*	800	17
Crane	45,535	2,122
Cubic	1,649	69
Curtiss-Wright	3,777	236
Deluxe	47,064	2,623
DigitalGlobe*	65,827	1,252
Douglas Dynamics	1,771	35
Ducommun*	900	18
DXP Enterprises*	996	27
Dycom Industries*	62,791	4,543
Eagle Bulk Shipping*	2,000	12
Echo Global Logistics*	2,400	47
EMCOR Group	66,093	2,925
Encore Wire	1,651	54
EnerSys	3,519	189
Engility Holdings	1,400	36
Ennis	2,200	38
Enphase Energy*	1,600	6
EnPro Industries	1,800	71
ESCO Technologies	2,100	75
Essendant	3,004	97
Esterline Technologies*	2,575	185
ExOne*	700	5
Exponent	2,050	91
Federal Signal	5,096	70
Forward Air	2,491	103
Franklin Covey*	900	14
Franklin Electric	3,669	100
FreightCar America	1,000	17
FTI Consulting*	3,428	142
FuelCell Energy*	19,800	15
Furmanite*	3,195	19
G&K Services, Cl A	1,546	103
Generac Holdings*	5,609	169
General Cable	3,842	46

Description	Shares	Value (000)
Genesee & Wyoming, Cl A*	13,291	$785
Gibraltar Industries*	2,400	44
Global Brass & Copper Holdings	1,800	37
Golden Ocean Group	5,290	13
Gorman-Rupp	1,573	38
GP Strategies*	1,000	23
Graham	900	16
Granite Construction	95,502	2,834
Great Lakes Dredge & Dock*	5,100	26
Greenbrier	1,985	64
Griffon	3,000	47
H&E Equipment Services	2,531	42
Harsco	6,000	54
Hawaiian Holdings*	3,600	89
HC2 Holdings*	1,900	13
Healthcare Services Group	5,578	188
Heartland Express	4,284	85
HEICO	4,902	228
Heidrick & Struggles International	1,500	29
Heritage-Crystal Clean*	800	8
Herman Miller	4,939	142
Hill International*	2,100	7
Hillenbrand	5,216	136
HNI	3,505	150
Hub Group, Cl A*	2,882	105
Hurco	500	13
Huron Consulting Group*	1,834	115
Hyster-Yale Materials Handling	773	45
ICF International*	1,600	49
InnerWorkings*	142,055	888
Insperity	1,700	75
Insteel Industries	1,475	24
Interface, Cl A	5,523	124
JetBlue Airways*	21,200	546
John Bean Technologies	2,200	84
Kadant	900	35
Kaman	2,145	77
KBR	191,124	3,184
Kelly Services, Cl A	2,848	40
KEYW Holding*	2,800	17
Kforce	1,800	47
Kimball International, Cl B	2,900	27
KLX*	4,200	150
Knight Transportation	4,800	115
Knoll	77,208	1,697
Korn	3,966	131
Kratos Defense & Security Solutions*	3,700	16
Lawson Products*	600	13
LB Foster, Cl A	800	10
Lindsay	900	61
LSI Industries	1,600	14
Lydall*	1,305	37
Marten Transport	90,204	1,459

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Masco	43,000	$1,083
Masonite International*	20,366	1,234
MasTec*	5,202	82
Matson	3,365	129
Matthews International, Cl A	33,061	1,619
McGrath RentCorp	147,783	3,945
Meritor*	7,800	83
Middleby*	17,326	1,823
Milacron Holdings*	1,400	25
Miller Industries	900	18
Mistras Group*	1,200	15
Mobile Mini	3,751	115
Moog, Cl A*	3,006	163
MRC Global*	8,600	96
MSA Safety	46,099	1,843
Mueller Industries	4,374	129
Mueller Water Products, Cl A	12,790	98
Multi-Color	1,000	76
MYR Group*	1,700	45
National Presto Industries	400	34
Navigant Consulting*	3,864	61
Navios Maritime Holdings	6,700	17
Navistar International*	3,800	48
NCI Building Systems*	151,152	1,598
Neff, Cl A*	700	4
NL Industries*	300	1
NN	2,400	44
Nortek*	700	44
Northwest Pipe*	700	9
NV5 Holdings*	15,275	284
Omega Flex	200	7
On Assignment*	62,114	2,293
Orbital ATK	18,010	1,294
Orion Marine Group*	2,300	14
PAM Transportation Services*	200	7
Park-Ohio Holdings	700	20
Patrick Industries*	950	38
Pendrell*	12,200	9
PGT*	131,789	1,617
Pitney Bowes	132,530	2,631
Plug Power*	12,192	22
Ply Gem Holdings*	1,600	19
Powell Industries	734	22
Power Solutions International*	400	9
PowerSecure International*	142,818	1,645
Preformed Line Products	100	4
Primoris Services	83,213	1,490
Proto Labs*	1,928	129
Quad	2,200	27
Quanex Building Products	2,800	51
Radiant Logistics*	114,800	513
Raven Industries	2,870	49
RBC Bearings*	1,860	111
Regal Beloit	40,087	2,262

Description	Shares	Value (000)
Republic Airways Holdings*	4,000	$23
Resources Connection	3,000	45
Revolution Lighting Technologies*	843,679	801
Rexnord*	8,005	136
Roadrunner Transportation
Systems*	92,528	1,703
RPX*	4,000	55
Rush Enterprises, Cl A*	2,731	66
Safe Bulkers	3,200	9
Saia*	1,929	60
Scorpio Bulkers*	24,269	35
Simpson Manufacturing	3,285	110
SkyWest	4,000	67
SP Plus*	47,101	1,090
Sparton*	700	15
Standex International	1,040	78
Steelcase, Cl A	6,366	117
Stock Building Supply Holdings*	134,905	2,377
Sun Hydraulics	1,727	47
Sunrun*	1,800	19
Swift Transportation, Cl A*	114,630	1,723
TAL International Group	2,647	36
TASER International*	4,412	97
Team*	1,644	53
Teledyne Technologies*	2,893	261
Tennant	1,441	81
Tetra Tech	110,255	2,681
Textainer Group Holdings	1,600	26
Thermon Group Holdings*	2,600	53
Titan International	3,700	24
Titan Machinery*	22,100	254
TRC*	1,600	19
Trex*	2,700	90
TriMas*	3,599	59
TriNet Group*	3,000	50
Trinity Industries	97,940	2,221
TrueBlue*	3,289	74
Tutor Perini*	103,742	1,708
Twin Disc	700	9
Ultrapetrol Bahamas*	2,700	1
UniFirst	24,973	2,667
Univar*	800	15
Universal Forest Products	1,623	94
Universal Truckload Services	400	6
US Ecology	1,700	74
USA Truck*	600	10
UTi Worldwide*	7,289	33
Vectrus*	700	15
Veritiv*	600	22
Viad	1,600	46
Vicor*	1,200	12
Virgin America*	2,200	75
Volt Information Sciences*	1,000	9
VSE	300	12

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Wabash National*	122,170	$1,294
WABCO Holdings*	7,700	807
Wabtec	13,700	1,206
WageWorks*	2,800	126
Watts Water Technologies, Cl A	2,295	121
Werner Enterprises	3,600	90
Wesco Aircraft Holdings*	5,006	61
West	4,300	96
Woodward	5,092	207
Xerium Technologies*	700	9
XPO Logistics*	5,593	134
YRC Worldwide*	2,442	32

		116,403

Information Technology – 18.4%
6D Global Technologies*	2,200	6
A10 Networks*	3,200	19
ACI Worldwide*	44,825	947
Activision Blizzard	37,500	1,158
Actua*	3,207	38
Acxiom*	6,105	121
ADTRAN	141,134	2,061
Advanced Energy Industries*	32,461	854
Advanced Micro Devices*	53,000	91
Aerohive Networks*	2,200	13
Agilysys*	1,400	16
Akamai Technologies*	24,900	1,720
Alarm.com Holdings*	1,000	12
Alliance Fiber Optic Products	900	15
Alpha & Omega Semiconductor*	1,800	14
Ambarella*	2,500	144
Amber Road*	900	4
American Software, Cl A	2,000	19
Amkor Technology*	7,000	31
Angie’s List*	3,761	19
Anixter International*	2,300	133
Appfolio, Cl A*	700	12
Applied Micro Circuits*	6,000	32
Applied Optoelectronics*	1,200	23
ARRIS Group*	16,900	439
Aspen Technology*	51,890	1,967
AVG Technologies*	57,425	1,249
Avid Technology*	2,300	18
Avnet	60,730	2,592
AVX	3,400	45
Axcelis Technologies*	7,800	21
Badger Meter	1,168	68
Bankrate*	5,368	56
Barracuda Networks*	600	9
Bazaarvoice*	150,441	678
Bel Fuse, Cl B	900	17
Belden	23,858	1,114
Benchmark Electronics*	33,400	727
Benefitfocus*	700	22
Black Box	1,300	19

Description	Shares	Value (000)
Blackbaud	3,829	$215
Blackhawk Network Holdings, Cl A*	4,434	188
Blucora*	3,458	48
Bottomline Technologies*	60,467	1,512
Box, Cl A*	1,100	14
Brightcove*	2,500	12
BroadSoft*	2,228	67
Brooks Automation	5,000	59
Cabot Microelectronics*	1,871	72
CACI International, Cl A*	1,869	138
CalAmp*	2,674	43
Calix*	3,500	27
Callidus Software*	74,508	1,266
Carbonite*	1,300	14
Cardtronics*	3,763	123
Care.com*	2,000	10
Cascade Microtech*	1,000	14
Cass Information Systems	900	44
Cavium*	35,790	2,197
CEVA*	1,500	28
ChannelAdvisor*	1,800	18
Checkpoint Systems	3,200	23
Ciber*	6,500	21
Ciena*	9,608	199
Cimpress*	2,619	199
Cirrus Logic*	5,283	166
Clearfield*	900	12
Coherent*	1,936	106
Cohu	88,548	873
CommScope Holding*	52,700	1,583
CommVault Systems*	3,538	120
comScore*	25,299	1,168
Comtech Telecommunications	1,200	25
Constant Contact*	2,400	58
Control4*	2,000	16
Convergys	7,814	181
CoreLogic*	33,225	1,237
Cornerstone OnDemand*	4,202	139
Coupons.com*	4,500	41
Cray*	3,200	63
Criteo ADR*	8,100	304
CSG Systems International	2,470	76
CTS	2,766	51
Cvent*	1,900	64
Cypress Semiconductor	210,232	1,791
CYREN*	292,662	521
Daktronics	3,200	28
Datalink*	1,400	8
Dealertrack Technologies*	4,230	267
Demandware*	2,600	134
DHI Group*	3,300	24
Diebold	103,197	3,073
Digi International*	2,000	24
Digimarc*	500	15

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Digital Turbine*	4,900	$9
Diodes*	2,800	60
Dot Hill Systems*	5,000	49
DSP Group*	1,700	15
DST Systems	25,810	2,714
DTS*	1,300	35
EarthLink Holdings	8,100	63
Eastman Kodak*	1,500	23
Ebix	2,200	55
Electro Rent	1,200	12
Electronics For Imaging*	71,887	3,112
Ellie Mae*	2,299	153
EMCORE*	2,400	16
Endurance International Group Holdings*	4,300	57
EnerNOC*	2,300	18
Entegris*	11,009	145
Envestnet*	2,700	81
EPAM Systems*	3,994	298
Epiq Systems	2,400	31
ePlus*	400	32
Euronet Worldwide*	44,128	3,268
Everi Holdings*	5,378	28
EVERTEC	5,492	99
Everyday Health*	1,900	17
Exar*	2,900	17
ExlService Holdings*	27,148	1,003
Extreme Networks*	8,100	27
Fabrinet*	2,759	51
Fair Isaac	2,506	212
Fairchild Semiconductor International, Cl A*	9,700	136
FARO Technologies*	1,400	49
FEI	3,306	241
Finisar*	8,075	90
Five9*	2,400	9
Fleetmatics Group*	19,491	957
FormFactor*	4,600	31
Forrester Research	800	25
Fortinet*	60,235	2,559
Gartner*	8,907	748
Gigamon*	33,700	674
GigOptix*	796,274	1,393
Global Payments	26,760	3,069
Globant*	1,100	34
Glu Mobile*	9,800	43
Gogo*	4,500	69
GrubHub*	5,900	144
GSI Group*	75,191	957
GTT Communications*	45,505	1,058
Guidance Software*	1,700	10
Guidewire Software*	5,673	298
Hackett Group	2,000	28
Harmonic*	6,927	40

Description	Shares	Value (000)
Heartland Payment Systems	25,038	$1,578
Hortonworks*	500	11
HubSpot*	1,400	65
II-VI*	4,235	68
Imation*	3,400	7
Immersion*	2,352	26
Imperva*	2,040	134
Infinera*	83,145	1,626
Infoblox*	4,255	68
Inphi*	29,442	708
Insight Enterprises*	25,574	661
Integrated Device Technology*	105,266	2,138
Integrated Silicon Solution	2,600	56
Interactive Intelligence Group*	1,300	39
InterDigital	3,000	152
Internap*	4,500	28
Intersil, Cl A	10,166	119
Intralinks Holdings*	3,000	25
InvenSense, Cl A*	5,729	53
Itron*	28,300	903
Ixia*	60,045	870
IXYS	2,000	22
j2 Global	26,950	1,909
Jabil Circuit	131,100	2,932
Jive Software*	3,300	15
Kimball Electronics*	2,150	26
Knowles*	50,787	936
Kopin*	5,200	16
KVH Industries*	1,300	13
Lattice Semiconductor*	9,172	35
Lexmark International, Cl A	66,213	1,920
Limelight Networks*	4,500	9
Lionbridge Technologies*	5,400	27
Liquidity Services*	32,800	242
Littelfuse	1,811	165
LivePerson*	4,240	32
LogMeIn*	14,921	1,017
Lumentum Holdings*	6,316	107
Luxoft Holding, Cl A*	1,400	89
M/A-COM TTechnology Solutions Holdings*	1,700	49
Manhattan Associates*	5,930	369
ManTech International, Cl A	1,900	49
Marchex, Cl B	2,200	9
Marin Software*	349,020	1,092
Marketo*	14,796	421
Mattson Technology*	5,200	12
MAXIMUS	5,360	319
MaxLinear, Cl A*	3,806	47
Mentor Graphics	8,115	200
Mercury Systems*	52,286	832
Mesa Laboratories	200	22
Methode Electronics	8,060	257
Microsemi*	55,262	1,815

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
MicroStrategy, Cl A*	800	$157
Millennial Media*	7,400	13
MINDBODY, Cl A*	800	13
MKS Instruments	4,138	139
MobileIron*	3,500	11
Mobileye*	52,220	2,375
Model N*	207,196	2,074
ModusLink Global Solutions*	3,600	10
MoneyGram International*	2,486	20
Monolithic Power Systems	3,300	169
Monotype Imaging Holdings	3,200	70
Monster Worldwide*	181,297	1,164
MoSys*	193,983	289
MTS Systems	1,195	72
Multi-Fineline Electronix*	700	12
Nanometrics*	1,800	22
NeoPhotonics*	2,000	14
NETGEAR*	2,769	81
NetScout Systems*	7,248	256
NeuStar, Cl A*	104,160	2,834
New Relic*	500	19
Newport*	3,150	43
NIC	5,190	92
NICE-Systems ADR	10,595	597
Nimble Storage*	4,200	101
Novatel Wireless*	3,900	9
Nuance Communications*	175,250	2,868
NVE	400	19
NVIDIA	33,000	813
Oclaro*	7,400	17
OmniVision Technologies*	4,462	117
OPOWER*	2,300	20
OSI Systems*	1,520	117
Palo Alto Networks*	8,615	1,482
Pandora Media*	24,100	514
Park City Group*	700	7
Park Electrochemical	1,773	31
Paycom Software*	25,075	900
Paylocity Holding*	30,500	915
PC Connection	700	15
PDF Solutions*	2,400	24
Pegasystems	3,039	75
Perficient*	2,706	42
Pericom Semiconductor	1,900	35
PFSweb*	1,200	17
Photronics*	5,494	50
Plantronics	2,774	141
Plexus*	2,832	109
PMC-Sierra*	13,318	90
Polycom*	10,777	113
Power Integrations	2,483	105
Progress Software*	4,264	110
Proofpoint*	40,246	2,428
PROS Holdings*	68,977	1,527

Description	Shares	Value (000)
Q2 Holdings*	45,055	$1,114
QAD, Cl A	1,000	26
Qlik Technologies*	57,606	2,100
QLogic*	7,015	72
Qualys*	2,000	57
Quantum*	18,600	13
QuinStreet*	2,600	14
Radisys*	319,765	863
Rambus*	8,800	104
Rapid7*	800	18
RealD*	2,900	28
RealNetworks*	2,200	9
RealPage*	4,100	68
Reis	723	16
RetailMeNot*	3,200	26
RingCentral, Cl A*	110,503	2,006
Rocket Fuel*	1,600	7
Rofin-Sinar Technologies*	2,300	60
Rogers*	22,528	1,198
Rovi*	35,700	374
Rubicon Project*	1,800	26
Ruckus Wireless*	73,093	868
Rudolph Technologies*	2,800	35
Sanmina*	6,738	144
Sapiens International	2,047	24
ScanSource*	2,247	80
Science Applications International	3,609	145
SciQuest*	2,100	21
Seachange International*	11,723	74
Semtech*	5,608	85
ServiceNow*	39,935	2,772
ServiceSource International*	5,700	23
ShoreTel*	289,900	2,166
Shutterstock*	1,503	45
Sigma Designs*	2,600	18
Silicon Graphics International*	2,900	11
Silicon Laboratories*	3,500	145
Silver Spring Networks*	2,900	38
SMTP	117,478	551
Sonus Networks*	3,796	22
SPS Commerce*	16,700	1,134
SS&C Technologies Holdings	29,425	2,061
Stamps.com*	30,730	2,275
Stratasys*	4,200	111
Super Micro Computer*	2,900	79
Sykes Enterprises*	3,100	79
Synaptics*	2,882	238
Synchronoss Technologies*	3,214	105
SYNNEX	2,294	195
Syntel*	2,500	113
Take-Two Interactive Software*	6,841	197
Tangoe*	3,000	22
Tech Data*	2,900	199
TechTarget*	1,400	12

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
TeleCommunication Systems, Cl A*	3,900	$13
Telenav*	2,100	16
TeleTech Holdings	1,300	35
Tessera Technologies	4,347	141
Textura*	1,400	36
TiVo*	7,291	63
Travelzoo*	700	6
TrueCar*	3,600	19
TTM Technologies*	4,553	28
TubeMogul*	1,300	14
Tyler Technologies*	11,992	1,791
Ubiquiti Networks	2,332	79
Ultra Clean Holdings*	2,500	14
Ultratech*	2,204	35
Unisys*	3,861	46
United Online*	1,000	10
Universal Display*	3,313	112
Vantiv, Cl A*	14,100	633
Varonis Systems*	500	8
VASCO Data Security International*	2,400	41
Veeco Instruments*	46,549	955
Verint Systems*	4,919	212
ViaSat*	3,473	223
Violin Memory*	6,800	9
VirnetX Holding*	3,600	13
Virtusa*	27,499	1,411
Vishay Intertechnology	276,320	2,678
Vishay Precision Group*	900	10
Web.com Group*	58,186	1,227
WebMD Health, Cl A*	2,990	119
Wix.com*	1,600	28
Workiva, Cl A*	700	11
Xcerra*	4,100	26
XO Group*	2,200	31
Xoom*	2,400	60
Xura*	1,700	38
Yodlee*	1,600	26
Zendesk*	4,500	89
Zix*	4,700	20

		139,933

Materials – 4.7%
A Schulman	2,328	76
AEP Industries*	300	17
AK Steel Holding*	13,452	32
Alamos Gold, Cl A	52,203	193
American Vanguard	2,200	25
AptarGroup	63,015	4,157
Avery Dennison	41,285	2,335
Axiall	74,654	1,171
Balchem	2,565	156
Berry Plastics Group*	44,920	1,351
Boise Cascade*	33,378	842
Cabot	105,260	3,322
Calgon Carbon	4,300	67

Description	Shares	Value (000)
Carpenter Technology	4,200	$125
Century Aluminum*	4,264	20
Chase	600	24
Chemtura*	5,509	158
Clearwater Paper*	1,500	71
Cliffs Natural Resources	432,780	1,056
Coeur Mining*	10,276	29
Commercial Metals	9,099	123
Compass Minerals International	30,203	2,366
Core Molding Technologies*	700	13
Deltic Timber	840	50
Ferro*	90,403	990
Flotek Industries*	4,300	72
FutureFuel	1,600	16
Globe Specialty Metals	5,000	61
Greif, Cl A	30,123	961
Handy & Harman*	200	5
Hawkins	800	31
Haynes International	31,283	1,184
HB Fuller	4,168	141
Headwaters*	128,700	2,419
Hecla Mining	28,222	56
Horsehead Holding*	4,429	13
Innophos Holdings	1,687	67
Innospec	1,890	88
Intrepid Potash*	4,574	25
Kaiser Aluminum	1,308	105
KapStone Paper and Packaging	6,629	109
KMG Chemicals	700	14
Koppers Holdings	1,548	31
Kraton Performance Polymers*	35,520	636
Kronos Worldwide	157,070	975
Louisiana-Pacific*	11,255	160
LSB Industries*	1,500	23
Materion	1,653	50
Minerals Technologies	2,707	130
Myers Industries	2,098	28
Neenah Paper	1,264	74
Olin	6,429	108
Olympic Steel	700	7
OM Group	2,419	80
OMNOVA Solutions*	4,000	22
PH Glatfelter	3,376	58
PolyOne	91,983	2,699
Quaker Chemical	1,034	80
Rayonier Advanced Materials	3,000	18
Real Industry*	1,700	15
Rentech*	1,910	11
Ryerson Holding*	600	3
Schnitzer Steel Industries, Cl A	2,058	28
Schweitzer-Mauduit International	2,444	84
Senomyx*	3,500	16
Sensient Technologies	3,837	235
Silgan Holdings	12,300	640

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Stepan	1,500	$62
Stillwater Mining*	9,628	99
Summit Materials, Cl A*	49,330	926
SunCoke Energy	5,324	41
TimkenSteel	128,819	1,304
Trecora Resources*	1,600	20
Tredegar	1,800	24
Trinseo*	1,000	25
Tronox, Cl A	4,797	21
United States Lime & Minerals	100	5
US Concrete*	19,601	937
Valhi	2,200	4
Vulcan Materials	17,675	1,576
Wausau Paper	3,600	23
Worthington Industries	3,732	99

		35,513

Telecommunication Services – 0.8%
8x8*	264,798	2,190
Alteva	122,823	542
Atlantic Telegraph-Network	792	59
Boingo Wireless*	3,100	26
Cincinnati Bell*	15,800	49
Cogent Communications Holdings	3,651	99
Consolidated Communications Holdings	3,996	77
FairPoint Communications*	1,600	25
General Communication, Cl A*	2,800	48
Globalstar*	35,282	55
Hawaiian Telcom Holdco*	900	19
IDT, Cl B	1,300	19
inContact*	218,315	1,640
Inteliquent	2,500	56
Intelsat*	2,400	15
Iridium Communications*	6,348	39
Lumos Networks	1,616	20
NTELOS Holdings*	1,300	12
ORBCOMM*	3,900	22
Pacific DataVision*	900	27
Premiere Global Services*	3,744	51
Shenandoah Telecommunications	1,900	80
Spok Holdings	1,800	30
Straight Path Communications*	700	28
Vonage Holdings*	127,700	751
Windstream Holdings	7,400	45

		6,024

Utilities – 1.1%
Abengoa Yield	3,700	61
AGL Resources	17,300	1,056
ALLETE	32,021	1,616
American States Water	2,973	123
Artesian Resources, Cl A	700	17
Atlantic Power	8,600	16
Avista	5,100	170
Black Hills	3,676	152

Description	Shares	Value (000)
California Water Service Group	3,800	$84
Chesapeake Utilities	1,190	63
Cleco	4,924	262
Connecticut Water Service	923	34
Consolidated Water	1,400	16
Dynegy, Cl A*	10,037	207
El Paso Electric	3,280	121
Empire District Electric	55,777	1,229
Genie Energy, Cl B	1,200	10
IDACORP	3,974	257
Laclede Group	3,400	185
MGE Energy	2,782	115
Middlesex Water	1,300	31
New Jersey Resources	6,716	202
Northwest Natural Gas	2,140	98
NorthWestern	3,700	199
NRG Yield, Cl A	7,344	84
ONE Gas	4,100	186
Ormat Technologies	3,000	102
Otter Tail	2,974	78
Pattern Energy Group, Cl A	4,701	90
Piedmont Natural Gas	6,423	257
PNM Resources	6,209	174
Portland General Electric	7,000	259
SJW	1,300	40
South Jersey Industries	5,296	134
Southwest Gas	3,705	216
Spark Energy, Cl A	200	3
Talen Energy*	6,200	63
TerraForm Global, Cl A*	4,000	27
UIL Holdings	4,422	222
Unitil	1,117	41
Vivint Solar*	1,800	19
WGL Holdings	4,053	234
York Water	1,000	21

		8,574

Total Common Stock (Cost $792,253) (000)		729,570

Exchange Traded Funds — 0.3%
iShares Russell 2000	12,393	1,353
iShares Russell 2000 Value	10,645	959

Total Exchange Traded Funds (Cost $2,626) (000)		2,312

Short-Term Investment (C) — 4.5%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.000%	34,366,161	34,366

Total Short-Term Investment (Cost $34,366) (000)		34,366

Total Investments — 100.7% (Cost $829,245) (000) †		$766,248

KP Small Cap Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Percentages are based on Net Assets of $760,571 (000).

A list of the open futures contracts held by the Fund at September 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation
Russell 2000 Index E-MINI	126	Dec-2015	$(593)

For the period ended September 30, 2015, the total number of all open futures contracts, as presented in the table above, are representative of the average volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At September 30, 2015, this security amounted to $705 (000) or 0.09% of Net Assets.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	The rate reported is the 7-day effective yield as of September 30, 2015.

ADR — American Depositary Receipt

Cl — Class

†	At September 30, 2015, the tax cost basis of the Fund’s investments was $829,245 (000), and the unrealized appreciation and depreciation were $38,316 (000) and $(101,313) (000), respectively.

As of September 30, 2015, all of the Fund’s investments and other financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

As of September 30, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2015, there were no Level 3 investments.

For the period ended September 30, 2015, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

KP International Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Common Stock — 96.6%
Australia – 2.5%
AGL Energy	16,399	$184
ALS	67,332	219
Alumina	640,507	509
Amcor	46,907	437
AMP	76,066	299
APA Group	29,094	176
Aristocrat Leisure	12,123	74
Asciano	23,051	137
ASX	4,575	122
Aurizon Holdings	55,159	195
AusNet Services, Cl Miscellaneous	42,607	41
Australia & New Zealand Banking Group	71,210	1,361
Bank of Queensland	8,602	70
Bendigo & Adelaide Bank	10,720	75
BHP Billiton	98,162	1,552
BlueScope Steel	137,142	349
Boral	18,154	68
Brambles	40,378	278
Caltex Australia	6,381	141
CIMIC Group	2,400	40
Coca-Cola Amatil	106,669	677
Cochlear	1,541	91
Commonwealth Bank of Australia	42,943	2,203
Computershare	10,768	80
Crown Resorts	8,607	60
CSL	11,888	749
Dexus Property Group ‡	25,387	128
DuluxGroup	40,295	152
Fairfax Media	535,786	335
Federation Centres ‡	88,034	170
Flight Centre Travel Group	1,071	27
Fortescue Metals Group	34,218	44
Goodman Group ‡	45,676	189
GPT Group ‡	43,142	137
GUD Holdings	19,983	122
Harvey Norman Holdings	13,709	38
Healthscope	24,272	44
Iluka Resources	63,121	278
Incitec Pivot	44,462	122
Insurance Australia Group	60,750	208
Lend Lease Group	13,505	120
Macquarie Group	7,677	416
Medibank	65,309	111
Metcash	160,656	119
Mirvac Group ‡	87,386	106
National Australia Bank	66,225	1,401
Newcrest Mining*	42,014	378
Orica	138,296	1,468
Origin Energy (A)	26,223	114

Description	Shares	Value (000)
Orora	34,000	$55
Platinum Asset Management	5,133	25
Premier Investments	3,000	27
Qantas Airways*	12,976	34
QBE Insurance Group	35,170	320
Ramsay Health Care	3,472	144
REA Group	1,468	46
Rio Tinto PLC	10,869	376
SAI Global	52,751	169
Santos	45,013	128
Scentre Group ‡	136,474	376
Seek	7,366	62
Sigma Pharmaceuticals	181,235	95
Sonic Healthcare	9,405	121
South32*	93,414	89
Stockland ‡	61,746	168
Suncorp Group	33,127	285
Sydney Airport	25,384	107
Tabcorp Holdings	20,800	69
Tatts Group	34,032	90
Telstra	109,393	433
TPG Telecom	7,269	56
Transpacific Industries Group	584,073	280
Transurban Group	49,140	345
Treasury Wine Estates	16,320	75
Wesfarmers	28,555	791
Westfield ‡ *	50,640	356
Westpac Banking	78,955	1,656
Woodside Petroleum	18,984	390
Woolworths	32,281	565
WorleyParsons	4,295	18

		24,165

Austria – 0.2%
ANDRITZ	6,332	285
Erste Group Bank*	7,257	210
Oesterreichische Post	9,415	323
OMV	3,480	85
Raiffeisen Bank International*	2,306	31
Voestalpine	2,687	92
Wienerberger	28,978	511

		1,537

Belgium – 0.8%
Ageas	5,227	215
Anheuser-Busch InBev	36,360	3,858
Colruyt	1,601	77
Delhaize Group	2,680	237
Groupe Bruxelles Lambert	1,979	149
KBC Groep	34,005	2,147
Proximus	3,595	124
Solvay	1,443	148
Telenet Group Holding*	1,219	70
UCB	3,264	255

KP International Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Umicore	2,250	$87

		7,367

Brazil – 1.5%
Ambev	134,200	659
B2W Cia Digital*	41,168	154
Banco do Brasil	315,800	1,197
Bematech	19,259	49
Braskem ADR	46,552	392
BRF	78,200	1,393
BTG Pactual Group, Cl Miscellaneous	36,800	244
Cia de Gas de Sao Paulo*	3,700	41
Cia de Saneamento de Minas Gerais-COPASA*	9,100	28
Cia Energetica de Minas
Gerais ADR	278,359	495
CVC Brasil Operadora e Agencia de Viagens	14,400	50
EDP - Energias do Brasil	272,300	800
Fibria Celulose	165,500	2,238
FII BTG Pactual Corporate Office Fund, Cl Institutional ‡	4,390	112
Fleury	39,900	164
Grendene	139,500	626
Itau Unibanco Holding ADR	140,772	933
JBS	448,100	1,897
Light	80,600	236
LPS Brasil Consultoria de Imoveis*	78,900	58
Magazine Luiza	126,700	58
MRV Engenharia e Participacoes	202,200	316
Multiplus	16,500	134
Natura Cosmeticos	8,627	42
Porto Seguro	31,300	237
QGEP Participacoes	82,200	126
Raia Drogasil*	113,000	1,115
Smiles	8,600	65
Tim Participacoes	59,103	112
TOTVS	41,200	305
Ultrapar Participacoes	41,300	694
Via Varejo	26,100	27

		14,997

Canada – 1.3%
Brookfield Asset Management, Cl A	15,324	482
Canadian National Railway	72,909	4,138
Canadian Natural Resources	38,344	747
Element Financial*	97,646	1,333
Loblaw	37,138	1,912
Rogers Communications, Cl B	20,915	721
Suncor Energy	78,774	2,107

Description	Shares	Value (000)
Valeant Pharmaceuticals International*	9,922	$1,770

		13,210

Chile – 0.2%
Cia Cervecerias Unidas	74,664	999
Cia Sud Americana de Vapores*	3,215,578	95
Enersis	1,601,974	403
Quinenco	191,263	385
Sociedad Quimica y Minera de Chile ADR	1,398	20

		1,902

China – 2.5%
361 Degrees International	138,000	43
Agricultural Bank of China, Cl H	453,000	173
Ajisen China Holdings	474,000	214
Alibaba Group Holding ADR*	15,308	903
Aupu Group Holding	140,000	35
Baidu ADR*	3,823	525
Bank of China, Cl H	7,712,000	3,349
Bank of Communications, Cl H	1,116,000	781
Beijing Capital International Airport, Cl H	132,000	123
CECEP COSTIN New Materials Group	1,134,000	195
China Construction Bank, Cl H	8,717,000	5,856
China Eastern Airlines, Cl H*	1,204,000	728
China Merchants Bank, Cl H	266,500	649
China Ming Yang Wind Power Group ADR*	15,685	31
China Petroleum & Chemical, Cl H	1,242,000	766
China Railway Construction, Cl H	59,500	88
China Southern Airlines, Cl H	1,146,000	854
China Telecom, Cl H	4,590,000	2,231
Chongqing Rural Commercial Bank, Cl H	391,000	223
Goodbaby International Holdings*	319,000	143
Harbin Electric, Cl H	290,000	160
Huaneng Power International, Cl H	956,000	1,031
Li Ning*	1,135,291	492
Mindray Medical International ADR	8,389	183
NetEase ADR	18,731	2,251
Peak Sport Products	376,000	96
Shenzhen Expressway, Cl H	260,000	170
Shenzhou International
Group Holdings	20,579	107
Sinotruk Hong Kong	632,500	227

KP International Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
TravelSky Technology, Cl H	568,000	$720
Tsingtao Brewery, Cl H	60,000	265
Want Want China Holdings	338,996	279
Wumart Stores, Cl H*	299,000	122
Xiwang Special Steel	393,000	60
Yangzijiang Shipbuilding Holdings	47,000	38
Yingde Gases Group	165,000	69

		24,180

Colombia – 0.1%
Bancolombia ADR	9,700	312
Ecopetrol ADR	8,556	74
Grupo Aval Acciones y Valores ADR	29,881	229

		615

Cyprus – 0.0%
Global Ports Investments GDR	74,229	309

Czech Republic – 0.1%
CEZ	20,205	423
Komercni Banka	800	173

		596

Denmark – 1.7%
AP Moeller - Maersk, Cl B	275	421
Carlsberg, Cl B	29,857	2,292
Coloplast, Cl B	38,239	2,711
Danske Bank	24,549	739
DSV	4,576	171
GN Store Nord	50,857	916
ISS	7,380	245
Novo Nordisk, Cl B	79,326	4,282
Novozymes, Cl B	6,025	263
Pandora	2,827	329
TDC	20,000	103
Topdanmark*	7,644	218
Tryg	2,822	55
Vestas Wind Systems	58,481	3,036
William Demant Holding*	11,733	977

		16,758

Finland – 0.8%
Elisa	3,768	127
Fortum	11,585	172
Kone, Cl B	8,652	329
Metso	23,025	480
Neste	3,030	70
Nokia	93,674	642
Nokian Renkaat	13,388	433
Orion, Cl B	2,593	98
Sampo, Cl A	67,292	3,252
Stora Enso, Cl R	13,600	103
Tikkurila	70,007	1,165
UPM-Kymmene	12,944	193
Wartsila, Cl B	12,062	476

		7,540

Description	Shares	Value (000)
France – 7.1%
Accor	5,062	$236
Aeroports de Paris	682	77
Air France-KLM*	75,091	524
Air Liquide	55,059	6,504
Alcatel-Lucent*	72,918	267
Alstom*	5,662	175
Arkema	1,618	105
Atos	2,255	173
AXA	80,621	1,951
BNP Paribas	49,377	2,894
Bollore	20,741	101
Bouygues	5,260	187
Bureau Veritas	67,799	1,428
Capital Gemini	3,987	355
Carrefour	14,102	416
Casino Guichard Perrachon	1,355	72
Christian Dior	1,408	262
Cie de Saint-Gobain	12,179	527
Cie Generale des Etablissements Michelin	4,764	434
CNP Assurances	4,000	55
Credit Agricole	26,486	304
Danone	102,961	6,491
Dassault Systemes	25,149	1,855
Edenred	25,017	409
Electricite de France	5,755	102
Elis*	4,284	67
Engie	210,955	3,412
Essilor International	5,222	635
Eurazeo	998	66
Eurofins Scientific	2,466	757
Eutelsat Communications	4,198	129
Fonciere Des Regions ‡	744	65
Gecina ‡	840	102
Groupe Eurotunnel	84,920	1,156
Hermes International	1,968	715
ICADE ‡	860	58
Iliad	620	125
Imerys	2,378	153
Ingenico Group	1,337	161
JCDecaux	1,698	61
Kering	1,947	317
Klepierre ‡	4,685	212
LafargeHolcim*	4,252	221
Lagardere	2,789	77
Legrand	59,045	3,131
L’Oreal	10,765	1,866
LVMH Moet Hennessy Louis Vuitton	30,826	5,245
Natixis	21,895	121
Neopost	6,282	164
Numericable-SFR*	2,290	106
Orange	50,491	762
Pernod Ricard	56,660	5,715

KP International Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Peugeot*	11,296	$170
Publicis Groupe	4,842	330
Remy Cointreau	502	33
Renault	4,928	352
Rexel	6,919	85
Safran	7,440	559
Sanofi	34,389	3,258
Schneider Electric	93,465	5,229
SCOR	3,630	130
Societe BIC	764	118
Societe Generale	18,431	822
Sodexo	2,285	189
Suez Environnement	7,843	141
Technip	4,404	208
Thales	8,164	568
TOTAL	61,454	2,761
Unibail-Rodamco ‡	2,507	650
Valeo	2,052	277
Vallourec	8,144	72
Veolia Environnement*	11,611	265
Vicat	3,398	212
Vinci	12,139	769
Vivendi	29,465	696
Wendel	722	85
Zodiac Aerospace	4,931	113

		69,595

Germany – 6.5%
adidas	7,295	588
Allianz	11,564	1,815
Axel Springer	13,117	732
BASF	41,833	3,191
Bayer	93,778	12,010
Bayerische Motoren Werke	21,361	1,895
Beiersdorf	56,925	5,039
Brenntag	9,630	519
Commerzbank*	27,411	289
Continental	2,804	596
CTS Eventim & KGaA	13,790	511
Daimler	24,362	1,769
Deutsche Bank	34,999	946
Deutsche Boerse	4,938	425
Deutsche Lufthansa*	5,196	72
Deutsche Post	24,664	683
Deutsche Telekom	158,437	2,812
Deutsche Wohnen	8,720	233
E.ON	77,104	663
Evonik Industries	3,344	112
Fielmann	3,399	233
Fraport Frankfurt Airport Services Worldwide	941	58
Fresenius & KGaA	9,668	649
Fresenius Medical Care & KGaA	32,698	2,550
GEA Group	8,903	339
Gerresheimer	2,151	157

Description	Shares	Value (000)
Hannover Rueck	3,375	$345
HeidelbergCement	3,639	249
Henkel & KGaA	2,513	222
HUGO BOSS	1,632	183
Infineon Technologies	29,035	327
K+S	5,005	168
Kabel Deutschland Holding	516	67
LANXESS	2,163	101
Linde	27,235	4,415
MAN	805	82
Merck KGaA	32,134	2,844
METRO	4,170	115
MTU Aero Engines	11,433	955
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	4,240	791
OSRAM Licht	2,103	109
ProSiebenSat.1 Media	52,316	2,566
RWE	11,566	131
SAP	90,053	5,832
Siemens	20,062	1,793
Symrise	10,537	634
Telefonica Deutschland Holding	14,583	89
ThyssenKrupp	9,605	169
TUI	87,447	1,608
United Internet	2,937	149
Volkswagen	835	99
Vonovia	11,934	384

		63,313

Greece – 0.1%
Aegean Airlines	24,357	183
Alpha Bank AE*	103,445	12
Athens Water Supply & Sewage	11,513	73
Hellenic Petroleum*	8,311	49
Intracom Holdings*	29,411	11
Metka	3,497	29
Motor Oil Hellas Corinth Refineries*	5,293	64
Navios Maritime Acquisition	72,813	257
OPAP	12,002	108
Public Power	22,622	118

		904

Hong Kong – 4.0%
AIA Group	1,251,200	6,543
ASM Pacific Technology	6,000	39
Bank of Chongqing, Cl H	99,500	69
Bank of East Asia	28,311	95
BOC Hong Kong Holdings	95,000	281
Cathay Pacific Airways	28,000	53
Cheung Kong Infrastructure Holdings	15,000	135
Cheung Kong Property Holdings	161,403	1,173

KP International Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
China Child Care	338,000	$30
China Dongxiang Group	525,000	128
China Lesso Group Holdings	62,000	50
China Lilang	148,000	127
China Mengniu Dairy	122,000	429
China Merchants Holdings International	65,052	192
China Mobile	544,500	6,490
China Power International Development	412,000	270
China Resources Enterprise	338,805	631
China Travel International Investment Hong Kong	230,000	85
China Unicom Hong Kong	2,036,000	2,603
CK Hutchison Holdings	156,884	2,041
CLP Holdings	48,500	415
CNOOC	197,780	206
Daphne International Holdings*	550,000	125
Dawnrays Pharmaceutical Holdings	72,000	62
Esprit Holdings	1,009,477	755
First Pacific	628,000	385
Future Land Development Holdings	444,000	58
Galaxy Entertainment Group*	56,000	144
Genting Singapore	135,000	69
Global Brands Group Holding*	6,140,000	1,272
Guangdong Yueyun Transportation Company, Cl H	214,500	140
Guangnan Holdings	260,000	36
Hang Lung Properties	55,000	124
Hang Seng Bank	19,600	354
Henderson Land Development	30,215	180
HKT Trust, Cl Miscellaneous	62,740	75
Hong Kong & China Gas	178,320	335
Hong Kong Exchanges and Clearing	28,543	655
Hongkong & Shanghai Hotels	236,542	268
Hysan Development	15,000	63
Jardine Matheson Holdings	20,400	967
Kerry Properties	15,500	43
Li & Fung	2,710,000	2,077
Link ‡	59,000	325
Longfor Properties	133,000	170
MGM China Holdings	23,600	27
MTR	34,500	150
New World Development	154,735	151
Noble Group	98,000	29
NWS Holdings	37,455	50

Description	Shares	Value (000)
PCCW	97,136	$50
People’s Insurance Group of China, Cl H	647,000	318
Ping An Insurance Group of China, Cl H	566,000	2,838
Pou Sheng International Holdings*	266,000	45
Power Assets Holdings	35,500	336
Real Nutriceutical Group	174,000	30
Scud Group* (A)	252,000	34
Shangri-La Asia	26,000	23
Sino Land	72,172	110
Sinopec Shanghai Petrochemical, Cl H*	2,428,000	937
SJM Holdings	48,000	34
Skyworth Digital Holdings	1,148,000	779
SmarTone Telecommunications Holdings	72,385	137
Stella International Holdings	43,948	108
Sun Hung Kai Properties	43,893	573
Swire Pacific, Cl A	14,000	157
Swire Properties	26,800	74
Techtronic Industries	36,000	134
Television Broadcasts	79,700	268
Tianjin Port Development Holdings	658,000	106
Top Spring International Holdings	79,000	37
Universal Health International Group Holding	181,000	60
Weiqiao Textile, Cl H	196,500	79
WH Group* (B)	131,849	66
Wharf Holdings	35,000	198
Wheelock	22,000	96
Wynn Macau*	36,800	42
Youyuan International Holdings	231,000	58
Yue Yuen Industrial Holdings	17,500	65

		38,966

India – 0.7%
Dr Reddy’s Laboratories ADR	26,421	1,689
Infosys ADR	182,820	3,490
Tata Motors ADR*	32,078	722
WNS Holdings ADR*	50,063	1,399

		7,300

Indonesia – 0.9%
Adaro Energy	1,540,100	57
Agung Podomoro Land*	6,405,900	132
AKR Corporindo	1,120,300	449
Bank Mandiri Persero	2,938,700	1,600
Bank Negara Indonesia Persero	3,771,200	1,072

KP International Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Bank Pembangunan Daerah Jawa Barat Dan Banten	2,147,800	$90
Bank Pembangunan Daerah Jawa Timur	467,000	11
Bank Rakyat Indonesia Persero	2,143,800	1,273
Bank Tabungan Negara Persero	6,373,700	436
Elnusa	2,968,800	68
Kawasan Industri Jababeka	57,839	1
Lippo Karawaci	1,776,600	138
Matahari Department Store	144,600	160
Mitra Keluarga Karyasehat	86,200	174
Pakuwon Jati	2,961,200	68
Panin Financial*	4,957,300	65
PT Energi Mega Persada*	13,967,200	49
PT Multipolar*	5,074,000	108
Siloam International Hospitals	356,900	301
Telekomunikasi Indonesia Persero	8,354,300	1,513
Tunas Baru Lampung	276,800	9
United Tractors	692,400	836
XL Axiata*	369,600	67

		8,677

Ireland – 0.7%
Bank of Ireland*	4,959,362	1,928
CRH	25,940	682
DCC	14,177	1,071
Experian	87,759	1,405
Irish Continental Group	75,807	369
Kerry Group, Cl A	4,073	306
Paddy Power	8,694	1,003
Ryanair Holdings ADR	806	63

		6,827

Israel – 0.4%
Azrieli Group	819	33
Bank Hapoalim	25,021	125
Bank Leumi Le-Israel*	33,089	124
Bezeq The Israeli Telecommunication	44,326	85
Check Point Software Technologies*	22,910	1,818
Delek Group	88	19
Israel	72	17
Israel Chemicals	12,849	66
Mizrahi Tefahot Bank	3,276	39
NICE-Systems	1,340	75
Teva Pharmaceutical Industries	21,868	1,250

		3,651

Italy – 1.4%
Assicurazioni Generali	29,783	545
Atlantia	10,633	297

Description	Shares	Value (000)
Banca Monte dei Paschidi Siena*	58,982	$105
Banco Popolare*	8,559	127
CNH Industrial	139,593	909
Davide Campari-Milano	19,657	157
Enel	179,252	799
Enel Green Power	39,116	74
Eni	64,539	1,015
EXOR	2,328	101
Fiat Chrysler Automobiles*	23,130	300
Finmeccanica*	10,670	133
Intesa Sanpaolo	413,829	1,453
Luxottica Group	39,108	2,707
Mediobanca	13,368	131
Piaggio & C	303,906	732
Pirelli & C.	6,334	106
Prysmian	5,202	107
Saipem*	59,632	478
Snam	54,202	278
Telecom Italia*	402,136	466
Terna Rete Elettrica Nazionale	39,299	191
UniCredit	309,191	1,922
Unione di Banche Italiane	22,043	157
UnipolSai	29,438	64

		13,354

Japan – 15.9%
ABC-Mart	700	39
Acom*	9,400	48
Aeon	16,900	262
AEON Financial Service	2,500	49
Aeon Mall	2,300	35
Air Water	4,000	60
Aisin Seiki	5,000	168
Ajinomoto	14,000	295
Alfresa Holdings	75,000	1,281
Alps Electric	4,200	119
Amada Holdings	8,500	65
ANA Holdings	29,000	81
Aozora Bank	27,000	93
Asahi Glass	23,000	134
Asahi Group Holdings	9,900	321
Asahi Kasei	33,000	232
Asics	3,700	88
Astellas Pharma	81,200	1,051
Azbil	12,800	323
Bank of Kyoto	8,000	81
Bank of Yokohama	96,000	583
Benesse Holdings	1,700	45
Bridgestone	16,600	575
Brother Industries	5,400	65
Calbee	1,800	58
Canon	27,100	784
Casio Computer	4,800	87
Central Japan Railway	3,700	596
Chiba Bank	82,000	583

KP International Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Chubu Electric Power	15,600	$230
Chugai Pharmaceutical	5,800	179
Chugoku Bank	3,800	56
Chugoku Electric Power*	6,800	94
Citizen Holdings	7,200	50
COLOPL	1,000	16
Credit Saison	3,500	64
Dai Nippon Printing	13,000	126
Daicel	7,400	91
Daihatsu Motor*	4,300	50
Dai-ichi Life Insurance	157,800	2,516
Daiichi Sankyo	16,400	285
Daikin Industries	5,800	325
Daito Trust Construction	1,900	193
Daiwa House Industry	15,400	381
Daiwa Securities Group*	43,000	278
Denso	128,600	5,427
Dentsu	16,800	863
Don Quijote Holdings	2,800	105
East Japan Railway	28,700	2,422
Eisai	6,400	377
Electric Power Development	3,500	107
FamilyMart	1,400	64
FANUC*	21,100	3,242
Fast Retailing	1,400	567
Fuji Electric*	14,000	51
Fuji Heavy Industries*	15,000	540
Fuji Media Holdings	42,000	490
FUJIFILM Holdings	87,200	3,260
Fujitsu	281,000	1,220
Fukuoka Financial Group	18,000	86
GungHo Online Entertainment*	8,100	24
Gunma Bank	9,000	58
Hachijuni Bank	9,000	64
Hakuhodo DY Holdings	5,800	55
Hamamatsu Photonics	3,200	73
Hankyu Hanshin Holdings	30,000	183
Hikari Tsushin	400	28
Hino Motors	5,700	58
Hirose Electric	700	76
Hiroshima Bank	12,000	69
Hisamitsu Pharmaceutical	1,200	40
Hitachi*	432,000	2,177
Hitachi Chemical*	2,500	34
Hitachi Construction Machinery	2,100	28
Hitachi High-Technologies	1,500	32
Hitachi Metals	5,000	58
Hokuhoku Financial Group	30,000	69
Hokuriku Electric Power*	4,000	54
Honda Motor	193,200	5,739
Hoya*	170,000	5,568
Hulic	7,300	66
Ibiden	2,500	33

Description	Shares	Value (000)
Idemitsu Kosan	2,100	$32
IHI	33,000	85
Iida Group Holdings	4,000	63
Inpex	263,200	2,361
Isetan Mitsukoshi Holdings	54,800	822
Isuzu Motors	15,500	155
ITOCHU	40,300	425
Itochu Techno-Solutions	1,400	30
Iyo Bank	5,800	67
J Front Retailing	5,600	91
Japan Airlines*	3,000	106
Japan Airport Terminal	1,000	43
Japan Exchange Group	14,200	207
Japan Prime Realty Investment ‡	19	62
Japan Real Estate Investment ‡	34	157
Japan Retail Fund Investment ‡	58	112
Japan Tobacco	142,900	4,434
JFE Holdings	82,300	1,081
JGC	5,000	66
Joyo Bank	15,000	79
JSR	4,500	65
JTEKT	4,700	66
JX Holdings	54,400	197
Kajima	20,000	106
Kakaku.com*	3,700	60
Kamigumi	5,000	41
Kaneka	6,000	44
Kansai Electric Power*	18,300	204
Kansai Paint	6,000	81
Kao	42,100	1,908
Kawasaki Heavy Industries	34,000	117
KDDI	44,400	992
Keihan Electric Railway	13,000	87
Keikyu	11,000	88
Keio	14,000	100
Keisei Electric Railway	7,000	77
Keyence	1,200	536
Kikkoman	4,000	110
Kinden	7,000	89
Kintetsu Group Holdings	43,000	154
Kirin Holdings	136,700	1,790
Kobe Steel	71,000	77
Koito Manufacturing*	2,500	82
Komatsu	23,700	348
Konami Holdings	2,400	52
Konica Minolta	10,900	115
Kose	700	64
Kubota*	29,000	398
Kuraray	7,900	98
Kurita Water Industries	2,500	53
Kyocera*	66,600	3,040
Kyowa Hakko Kirin	6,000	89
Kyushu Electric Power*	10,100	110

KP International Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Lawson	1,600	$118
LIXIL Group	39,700	806
M3*	4,600	91
Mabuchi Motor	1,200	52
Makita	2,900	154
Marubeni	42,700	209
Marui Group	79,400	954
Maruichi Steel Tube	1,300	29
Mazda Motor	14,000	221
McDonald’s Holdings Japan*	1,700	38
Medipal Holdings	3,500	56
MEIJI Holdings	3,000	220
Minebea	8,000	85
Miraca Holdings	1,300	55
Mitsubishi	73,300	1,202
Mitsubishi Chemical Holdings	35,200	184
Mitsubishi Electric	49,000	448
Mitsubishi Estate	86,000	1,757
Mitsubishi Gas Chemical	8,000	37
Mitsubishi Heavy Industries	257,000	1,148
Mitsubishi Logistics	41,000	475
Mitsubishi Materials	26,000	79
Mitsubishi Motors	15,200	116
Mitsubishi Tanabe Pharma	5,200	92
Mitsubishi UFJ Financial Group	487,300	2,938
Mitsubishi UFJ Lease & Finance	12,400	55
Mitsui	43,500	489
Mitsui Chemicals	19,000	61
Mitsui Fudosan	24,000	657
Mitsui OSK Lines	27,000	65
Mixi*	800	28
Mizuho Financial Group	1,468,100	2,743
MS&AD Insurance Group Holdings	80,500	2,158
Murata Manufacturing	5,200	674
Nabtesco	2,800	51
Nagoya Railroad	21,000	83
Namco Bandai Holdings	38,500	895
NEC	68,000	209
Nexon	3,000	40
NGK Insulators	7,000	134
NGK Spark Plug	4,200	96
NH Foods	28,000	571
NHK Spring	4,200	41
Nidec	5,700	392
Nikon	7,800	94
Nintendo*	8,500	1,436
Nippon Building Fund ‡	37	179
Nippon Electric Glass	11,000	53
Nippon Express	20,000	95
Nippon Paint Holdings	3,500	61
Nippon Prologis ‡	32	58

Description	Shares	Value (000)
Nippon Steel & Sumitomo Metal	19,500	$355
Nippon Suisan Kaisha	90,500	270
Nippon Telegraph & Telephone	103,800	3,642
Nippon Yusen	38,000	88
Nissan Motor*	63,300	582
Nisshin Seifun Group	5,300	77
Nissin Foods Holdings	1,500	69
Nitori Holdings	1,800	141
Nitto Denko	4,300	257
NOK	2,500	54
Nomura Holdings*	172,300	996
Nomura Real Estate Holdings	2,900	58
Nomura Research Institute	2,970	114
NSK	11,000	107
NTT Data	41,500	2,093
NTT DOCOMO	36,400	607
NTT Urban Development	22,900	211
Obayashi	209,000	1,783
Odakyu Electric Railway	15,000	135
Oji Holdings	21,000	90
Olympus	6,800	212
Omron*	5,100	153
Ono Pharmaceutical	2,100	250
Onward Holdings	55,000	325
Oracle Japan*	1,000	42
Oriental Land	5,200	290
ORIX	33,800	437
Osaka Gas	49,000	186
Otsuka	1,200	59
Otsuka Holdings	32,500	1,038
Panasonic	56,200	568
Park24	2,200	41
Rakuten*	23,900	306
Recruit Holdings	4,000	119
Resona Holdings	367,100	1,868
Ricoh	18,400	186
Rinnai	900	69
Rohm	2,300	102
Ryohin Keikaku	600	122
Sankyo	1,100	39
Sanrio	1,200	33
Santen Pharmaceutical	8,800	118
SBI Holdings	5,100	58
Secom	22,100	1,327
Sega Sammy Holdings	17,200	167
Seibu Holdings	3,000	61
Seiko Epson	7,000	99
Sekisui Chemical	10,000	105
Sekisui House	33,600	525
Seven & i Holdings	69,900	3,190
Seven Bank	12,800	55
Sharp*	34,000	39
Shikoku Electric Power*	4,200	69

KP International Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Shimadzu	6,000	$86
Shimamura	500	54
Shimano	2,000	280
Shimizu	69,000	592
Shin-Etsu Chemical	34,500	1,768
Shinsei Bank	42,000	86
Shionogi	7,700	277
Shiseido	35,300	768
Shizuoka Bank	13,000	131
Showa Shell Sekiyu	4,400	35
SMC	1,400	307
SoftBank Group	24,300	1,114
Sompo Japan Nipponkoa Holdings	32,900	956
Sony	31,900	779
Sony Financial Holdings	3,900	64
Stanley Electric	3,400	68
Sumitomo	28,900	279
Sumitomo Chemical	429,000	2,169
Sumitomo Dainippon Pharma	62,900	628
Sumitomo Electric Industries	70,700	902
Sumitomo Forestry	25,000	279
Sumitomo Heavy Industries	13,000	51
Sumitomo Metal Mining	12,000	136
Sumitomo Mitsui Financial Group	93,300	3,538
Sumitomo Mitsui Trust Holdings	82,000	301
Sumitomo Realty & Development	9,000	286
Sumitomo Rubber Industries	4,200	58
Suntory Beverage & Food	4,000	154
Suruga Bank	4,900	91
Suzuken	1,800	60
Suzuki Motor	9,400	288
Sysmex	3,800	201
T&D Holdings	15,100	178
Taiheiyo Cement	28,000	84
Taisei	26,000	170
Taisho Pharmaceutical Holdings	700	40
Taiyo Nippon Sanso	4,000	38
Takashimaya	7,000	57
Takeda Pharmaceutical	20,000	877
TDK	3,000	170
Teijin	21,000	64
Terumo	141,100	3,983
THK	2,800	45
Tobu Railway	24,000	103
Toho	2,800	64
Toho Gas	10,000	59
Tohoku Electric Power*	82,200	1,114
Tokio Marine Holdings	17,400	649

Description	Shares	Value (000)
Tokyo Electric Power*	37,400	$250
Tokyo Electron	16,200	763
Tokyo Gas	60,000	290
Tokyo Tatemono	5,000	60
Tokyu	29,000	213
Tokyu Fudosan Holdings	12,100	80
TonenGeneral Sekiyu	7,000	68
Toppan Printing	14,000	113
Toray Industries	38,000	329
Toshiba*	104,000	262
TOTO	3,500	109
Toyo Seikan Group Holdings	65,400	1,040
Toyo Suisan Kaisha	22,200	840
Toyoda Gosei	1,700	33
Toyota Industries	12,200	580
Toyota Motor*	110,400	6,451
Toyota Tsusho	5,000	105
Trend Micro*	2,500	88
Unicharm	9,700	172
United Urban Investment ‡	62	83
USS	5,100	85
West Japan Railway	29,100	1,825
Yahoo Japan	33,600	128
Yakult Honsha	2,100	105
Yamada Denki	98,900	399
Yamaguchi Financial Group	5,000	61
Yamaha	4,100	91
Yamaha Motor	6,200	125
Yamato Holdings	58,100	1,112
Yamazaki Baking	3,000	46
Yaskawa Electric	5,100	52
Yokogawa Electric	5,000	52
Yokohama Rubber	2,500	44

		155,962

Luxembourg – 0.2%
Altice*	8,769	186
ArcelorMittal	64,943	338
Millicom International Cellular	5,295	331
O’Key Group GDR	76,540	123
RTL Group	1,045	90
SES	8,286	261
Tenaris	11,160	134
Ternium ADR	8,233	101

		1,564

Macau – 0.0%
Sands China	62,800	191

Malaysia – 0.6%
AirAsia	488,000	142
Allianz Malaysia	9,000	22
Brem Holding	205,400	44
Cahya Mata Sarawak	347,900	409
Carlsberg Brewery Malaysia	16,800	46

KP International Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Evergreen Fibreboard*	347,700	$151
Guinness Anchor	10,000	31
HeveaBoard	137,300	37
Hong Leong Industries	19,900	26
Hua Yang	51,600	21
Insas	330,800	53
JCY International	1,857,300	286
K&N Kenanga Holdings	85,500	12
KKB Engineering	89,900	31
KSL Holdings	645,000	227
Kulim Malaysia	81,600	57
Land & General	603,500	55
LBS Bina Group	46,900	15
Malaysia Building Society	292,000	98
Malaysia Marine and Heavy Engineering Holdings*	66,700	16
Malaysian Pacific Industries	73,700	111
MISC	169,600	340
MMC	64,500	31
Muda Holdings	27,100	7
Muhibbah Engineering	108,600	50
Petronas Dagangan	209,200	1,040
Scientex	21,600	35
Sunway	465,300	335
Sunway Construction Group*	28,780	8
TA Enterprise	139,600	20
Telekom Malaysia	396,400	603
Teo Seng Capital	117,000	40
Tiong NAM Logistics Holdings	81,600	20
Top Glove	287,000	528
Tropicana*	1,047	-
UEM Edgenta	42,200	34
Unisem	551,000	256
VS Industry	1,348,400	444
WTK Holdings	144,300	33
YTL Power International	801,205	293

		6,007

Mexico – 1.5%
Alpek, Cl A	267,123	344
America Movil, Cl L ADR	733,451	4,328
Banregio Grupo Financiero	29,769	159
Controladora Comercial Mexicana	28,448	82
Controladora Vuela Cia de Aviacion, Cl A*	80,585	120
Gruma, Cl B	54,588	751
Grupo Aeromexico*	276,892	435
Grupo Aeroportuario del Pacifico ADR	146,210	1,725
Grupo Comercial Chedraui	104,862	274
Grupo Financiero Banorte, Cl O	52,259	256

Description	Shares	Value (000)
Grupo Financiero Inbursa, Cl O	993,259	$2,052
Grupo Financiero Interacciones, Cl O	162,422	926
Industrias Bachoco ADR	267	16
Megacable Holdings	75,380	274
OHL Mexico*	805,976	1,039
Vitro	41,639	95
Wal-Mart de Mexico	544,794	1,344

		14,220

Netherlands — 3.7%
Aegon	46,749	269
Airbus Group	28,256	1,673
Akzo Nobel	82,771	5,368
ASML Holding	11,374	994
Boskalis Westminster	27,055	1,183
Delta Lloyd	5,596	47
Gemalto	1,954	127
Heineken	43,680	3,531
Heineken Holding	2,468	176
ING Groep	452,787	6,400
James Hardie Industries	11,103	134
Koninklijke Ahold	70,408	1,372
Koninklijke DSM	4,703	217
Koninklijke KPN	285,663	1,070
Koninklijke Philips	55,246	1,299
Koninklijke Vopak	1,613	64
NN Group	4,790	137
OCI*	1,992	51
QIAGEN*	5,209	134
Randstad Holding	71,233	4,242
Relx	26,094	427
Royal Dutch Shell, Cl A	218,053	5,163
STMicroelectronics	15,124	103
TNT Express*	12,360	94
Unilever	41,233	1,655
VimpelCom ADR	55,023	226
Wolters Kluwer	7,321	226

		36,382

New Zealand – 0.1%
Auckland International Airport	23,759	74
Contact Energy	17,331	55
Fletcher Building	16,278	71
Meridian Energy	27,065	36
Mighty River Power	15,091	24
Ryman Healthcare	7,535	35
Spark New Zealand	255,216	488

		783

Norway – 0.3%
DNB	52,102	678
Gjensidige Forsikring	4,380	59
Norsk Hydro	33,011	111
Orkla	19,264	143
Schibsted, Cl A*	22,360	731
Statoil	61,324	901

KP International Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Telenor	19,240	$359
Yara International	4,674	186

		3,168

Panama – 0.0%
Avianca Holdings ADR*	3,928	19

Peru – 0.3%
Cia de Minas Buenaventura ADR	23,903	142
Credicorp	25,751	2,739

		2,881

Philippines – 0.2%
ABS-CBN Holdings	61,800	81
Cebu Air	270,790	503
Energy Development	2,761,500	326
First Gen	898,300	428
Globe Telecom	7,150	360
Lopez Holdings	1,296,700	163
Nickel Asia	196,100	27
Pepsi-Cola Products Philippines*	352,000	31
San Miguel	144,580	150
Vista Land & Lifescapes	1,009,400	109
Xurpas	219,500	66

		2,244

Poland – 0.8%
Amica Wronki	2,919	118
AmRest Holdings*	1,330	57
Asseco Poland	16,913	240
Bank Pekao	1,936	79
Budimex	1,934	102
Ciech*	8,239	157
Enea	149,141	532
Energa	98,001	435
Eurocash	10,760	127
Kernel Holding	16,045	190
Orange Polska	321,323	616
PGE	378,477	1,343
Polski Koncern Naftowy Orlen	112,309	1,955
Polskie Gornictwo Naftowe i Gazownictwo	1,337,820	2,288
Trakcja*	21,426	50

		8,289

Portugal – 0.0%
Banco Comercial Portugues, Cl R*	960,017	47
Banco Espirito Santo* (A)	46,916	-
EDP-Energias de Portugal	60,164	220
Galp Energia	9,113	90
Jeronimo Martins	5,949	80

		437

Qatar – 0.2%
Barwa Real Estate	142,526	1,671
Mannai	6,490	181
Qatar Gas Transport	15,321	94
Qatar Islamic Bank SAQ	3,328	104

Description	Shares	Value (000)
Qatar Navigation QSC	7,158	$192

		2,242

Russia – 0.4%
Gazprom PAO ADR	295,195	1,190
Globaltrans Investment GDR*	13,181	53
Lukoil PJSC ADR	7,973	272
Magnitogorsk Iron & Steel Works GDR	93,326	376
Sberbank of Russia ADR	81,279	401
Sistema GDR	82,600	569
Surgutneftegas OAO ADR	61,842	318
Yandex, Cl A*	38,486	413

		3,592

Singapore – 1.0%
Ascendas ‡	48,000	79
CapitaLand	61,000	115
CapitaLand Commercial Trust ‡	42,000	40
CapitaLand Mall Trust ‡	66,000	88
City Developments	9,000	49
ComfortDelGro	51,000	103
DBS Group Holdings	377,116	4,314
Global Logistic Properties	83,000	120
Golden Agri-Resources	163,000	38
Great Eastern Holdings	46,600	698
GuocoLeisure	250,000	140
Haw Par	13,900	79
Hutchison Port Holdings Trust, Cl U	128,000	70
Jardine Cycle & Carriage	3,333	63
Keppel	38,000	182
Oversea-Chinese Banking	74,836	464
Sembcorp Industries	21,000	51
Sembcorp Marine	17,000	27
Singapore Airlines	14,000	105
Singapore Exchange	19,000	94
Singapore Press Holdings	38,000	103
Singapore Technologies Engineering	37,000	78
Singapore Telecommunications	625,800	1,587
StarHub	15,000	37
Suntec ‡	51,000	54
United Industrial	24,219	52
United Overseas Bank	46,588	610
UOL Group	11,482	49
Wilmar International	44,000	80

		9,569

South Africa – 1.9%
Adcorp Holdings	15,708	32
AECI	18,200	121
African Bank Investments* (A)	638,711	-
Anglo American Platinum*	1,848	31
Astral Foods	13,620	171
Barclays Africa Group	14,443	178

KP International Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Barloworld	25,200	$137
Blue Label Telecoms	149,723	107
Brait*	148,980	1,514
Clicks Group	100,931	655
Comair	12,724	3
FirstRand	855,977	3,035
Grindrod	128,622	137
Hulamin	54,835	23
Investec	84,378	645
JSE	16,985	158
KAP Industrial Holdings	396,998	184
Liberty Holdings	21,367	195
MMI Holdings	60,998	105
Mpact	33,448	116
MTN Group	22,700	292
Murray & Roberts Holdings	249,229	210
Netcare	161,553	423
Old Mutual	114,542	328
Peregrine Holdings	228,876	478
Pick n Pay Holdings	47,024	95
Pioneer Foods Group	12,769	181
Randgold Resources	2,455	144
Raubex Group	27,010	34
Sanlam	93,740	405
Sappi*	123,654	379
Sasol	101,350	2,829
Shoprite Holdings	34,037	388
Sibanye Gold	694,730	786
SPAR Group	45,651	610
Standard Bank Group	245,922	2,399
Steinhoff International Holdings	129,685	796
Telkom	109,811	529
Truworths International	27,447	169

		19,022

South Korea – 3.8%
Aekyung Petrochemical	513	26
Asia Paper Manufacturing	1,464	24
BGF retail	5,769	983
BNK Financial Group	13,245	153
CJ	3,459	773
CJ O Shopping	489	77
CKH Food & Health*	116,805	403
Dae Han Flour Mills	229	41
Daedong	8,015	22
Daesung Holdings	3,710	40
Daewoo Securities	10,861	110
Daou Data	19,087	354
DK UIL	3,201	30
Dong-A Hwasung, Cl A	293	1
Dongwon Development	1,770	69
Dongwon F&B	182	61
Dongyang E&P	10,103	106
DRB Industrial	2,794	35
Eusu Holdings*	10,158	76

Description	Shares	Value (000)
GMB Korea	5,250	$25
GS Home Shopping	520	84
GS Retail	22,323	1,150
Hana Financial Group	23,500	527
Hanil Cement	880	99
Hanil E-Hwa	4,880	55
HanmiGlobal	3,858	41
Hanssem	765	185
Hanwha Life Insurance	36,927	254
Heungkuk Fire & Marine Insurance*	9,159	30
Hite Jinro	8,270	159
Huvis	14,079	103
HwaSung Industrial	10,892	172
Hyosung	2,620	251
Hyundai Development - Engineering & Construction	7,163	332
Hyundai Hy Communications & Networks	10,918	32
Hyundai Motor	5,814	812
Hyundai Securities	34,495	225
JB Financial Group	15,673	80
Jinro Distillers	1,394	47
KB Financial Group	13,590	404
KG Chemical	1,920	28
Kia Motors	63,165	2,862
KISCO	1,295	63
Kolon Global*	2,793	47
Korea District Heating	905	51
Korea Electric Power	74,698	3,117
Korea Petro Chemical Industries	6,015	862
KT*	17,765	462
KT Skylife	9,103	158
Kumkang Kind	2,366	138
Kunsul Chemical Industrial	920	39
Kwangju Bank*	5,257	34
Kyungchang Industrial	16,273	108
LG	2,495	128
LG Chemical	813	198
LG Display ADR	177,864	1,690
LG Innotek	9,391	705
LG Uplus	53,593	549
Lotte Chemical	6,240	1,439
Lotte Shopping	3,214	778
Mcnex	1,654	36
Mobase	4,391	29
Moorim Paper*	35,210	102
Nice Information & Telecommunication	2,469	93
RedcapTour	1,671	33
S&T Motiv	1,240	70
S-1, Cl 1	3,798	299
Saeron Automotive	4,310	34
Sam Young Electronics	8,260	94

KP International Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Samsung Electronics	8,810	$8,500
Samyang Genex	366	59
Seah Besteel	3,277	83
SeAH Holdings	225	37
SeAH Special Steel	3,085	46
Sejong Industrial	3,340	33
Seoyon	3,086	35
Sewon Precision Industry	657	13
Shindaeyang Paper	1,116	28
Shinhan Financial Group	29,240	1,028
SK Hynix	88,574	2,546
SK Innovation*	6,937	584
SL	3,748	59
S-Oil	13,643	732
Ssangyong Cement Industrial*	14,360	237
Tongyang Life Insurance	19,392	233
TS	1,470	31
Woori Bank	68,706	544

		37,525

Spain – 1.6%
Abertis Infraestructuras	12,280	194
Acerinox	46,340	414
ACS Actividades de Construccion y Servicios	4,568	131
Aena* (B)	1,756	194
Amadeus IT Holding, Cl A	81,180	3,471
Banco Bilbao Vizcaya Argentaria	159,718	1,352
Banco de Sabadell	127,642	234
Banco Popular Espanol	40,605	148
Banco Santander	506,778	2,697
Bankia	121,058	157
Bankinter	15,932	117
CaixaBank	67,700	261
Distribuidora Internacional de Alimentacion*	14,617	88
Enagas	5,120	147
Endesa	8,289	175
Ferrovial	11,411	272
Gas Natural SDG	9,139	178
Grifols	3,901	161
Iberdrola	137,152	911
Industria de Diseno Textil	27,690	927
International Consolidated Airlines Group*	21,229	189
Mapfre	26,348	69
Mediaset Espana Comunicacion	36,559	399
Red Electrica	2,804	233
Repsol	27,289	318
Telefonica	129,545	1,568
Viscofan	14,176	853
Zardoya Otis	4,333	47

		15,905

Sweden – 1.8%
Alfa Laval	6,939	114

Description	Shares	Value (000)
Assa Abloy, Cl B	143,410	$2,573
Atlas Copco, Cl A	26,621	624
Boliden	6,464	101
Electrolux	5,878	166
Getinge, Cl B	4,730	106
Hennes & Mauritz, Cl B	115,075	4,209
Hexagon, Cl B	6,215	190
Husqvarna, Cl B	9,796	64
ICA Gruppen	2,024	69
Industrivarden, Cl C	3,879	68
Investment Kinnevik, Cl B	6,152	176
Investor, Cl B	11,660	401
Lundin Petroleum*	5,146	66
Modern Times Group, Cl B	13,205	340
Nordea Bank	116,985	1,304
Oriflame Holding*	1,600	20
Sandvik	27,587	236
Securitas, Cl B	7,131	87
Skandinaviska Enskilda Banken, Cl A	38,845	415
Skanska, Cl B	9,887	194
SKF, Cl B	9,615	176
Svenska Cellulosa, Cl B	15,057	421
Svenska Handelsbanken, Cl A	153,920	2,209
Swedbank, Cl A	23,102	511
Swedish Match	14,545	440
Tele2, Cl B	7,309	71
Telefonaktiebolaget LM Ericsson, Cl B	150,113	1,477
TeliaSonera	63,754	344
Volvo, Cl B	39,377	378

		17,550

Switzerland – 7.1%
ABB	61,037	1,079
Actelion	2,635	336
Adecco	19,635	1,436
Aryzta	2,039	87
Baloise Holding	1,182	136
Barry Callebaut	56	61
Chocoladefabriken Lindt & Sprungli	26	348
Cie Financiere Richemont	32,103	2,495
Coca-Cola	4,736	100
Credit Suisse Group	39,491	950
Dufry*	966	113
EMS-Chemie Holding	189	78
Geberit	6,396	1,958
Givaudan	236	385
Helvetia Holding	233	114
Julius Baer Group	5,778	262
Kuehne + Nagel International	9,639	1,239
LafargeHolcim	6,813	358
Logitech International	38,394	501
Lonza Group	1,379	181

KP International Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Nestle	205,032	$15,403
Novartis	136,012	12,502
Pargesa Holding	788	46
Partners Group Holding	379	128
Roche Holding	53,643	14,190
Schindler Holding	1,668	241
SGS	142	248
Sika	56	173
Sonova Holding	15,812	2,035
Sulzer	599	59
Swatch Group	1,995	382
Swiss Life Holding	836	187
Swiss Prime Site	1,636	120
Swiss Re	8,951	768
Swisscom	665	332
Syngenta	2,362	756
Transocean	8,866	114
UBS Group	456,417	8,435
Zurich Insurance Group	3,815	938

		69,274

Taiwan – 2.4%
AU Optronics ADR	682,784	2,021
ChipMOS TECHNOLOGIES	13,900	228
Chroma ATE	69,000	119
Chunghwa Telecom ADR	35,814	1,082
Delta Electronics	86,000	405
Hon Hai Precision Industry	617,692	1,989
Siliconware Precision Industries ADR	260,454	1,637
Taiwan Semiconductor Manufacturing	890,487	14,627
Teco Electric and Machinery	443,387	351
Yungtay Engineering	360,000	572

		23,031

Thailand – 1.3%
Advanced Information Technology	233,000	155
Amata	259,300	89
AP Thailand	1,321,800	196
Asia Plus Group Holdings	438,100	44
Bangchak Petroleum	193,600	183
Bangkok Bank	123,200	541
Bangkok Expressway	255,400	256
Cal-Comp Electronics Thailand	1,336,719	117
Delta Electronics Thailand	231,100	561
Dhipaya Insurance	16,800	18
GFPT	1,690,100	451
Hana Microelectronics	682,600	531
Indorama Ventures	853,500	542
Kasikornbank PLC	25,200	119
KCE Electronics	582,400	901
KGI Securities Thailand	902,000	82
Krung Thai Bank	685,700	322
Krungthai Card	72,000	186

Description	Shares	Value (000)
Lalin Property	282,000	$27
Major Cineplex Group	45,700	40
MFEC	216,800	35
MK Real Estate Development	283,600	35
Padaeng Industry PLC*	67,600	26
PTG Energy	196,400	80
PTT	343,100	2,287
PTT Global Chemical	1,451,100	2,158
Pylon	116,100	36
Raimon Land*	3,087,200	96
Ratchaburi Electricity Generating Holding	157,000	231
Regional Container Lines	164,800	32
SC Asset	371,588	30
Siam Cement	13,500	173
Siamgas & Petrochemicals	624,900	188
SNC Former	76,300	29
Sri Trang Agro-Industry	106,400	33
Sriracha Construction	58,500	39
Srithai Superware	442,500	27
Syntec Construction	2,491,000	196
Thai Airways International*	292,100	81
Thai Vegetable Oil	176,300	139
Thanachart Capital	218,400	191
Tipco Asphalt	1,445,500	1,181
Tisco Financial Group	77,900	76
Vanachai Group	221,100	83

		12,843

Turkey – 1.0%
Adana Cimento Sanayii, Cl A	51,928	107
Akcansa Cimento	36,973	173
Akfen Gayrimenkul Yatirim Ortakligi ‡ *	58,474	27
Albaraka Turk Katilim Bankasi	44,267	19
Alcatel-Lucent Teletas Telekomunikasyon*	176,119	447
Anadolu Anonim Turk Sigorta Sirketi	148,517	74
Baticim Bati Anadolu Cimento Sanayii	23,088	46
BIM Birlesik Magazalar	36,963	656
Celebi Hava Servisi	16,773	188
Cimsa Cimento Sanayi ve Ticaret	125,819	619
EGE Endustri VE Ticaret	3,722	298
EGE Seramik Sanayi ve Ticaret	22,722	24
Enka Insaat ve Sanayi	76,778	127
GSD Holdings	389,164	148
Gubre Fabrikalari	50,176	105
Haci Omer Sabanci Holding	149,318	438
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	85,387	66

KP International Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Soda Sanayii	550,330	$875
Tat Gida Sanayi*	167,107	354
TAV Havalimanlari Holding	31,391	246
Torunlar Gayrimenkul Yatirim Ortakligi ‡	50,134	50
Tupras Turkiye Petrol Rafinerileri*	40,643	997
Turk Hava Yollari*	571,867	1,510
Turkiye Garanti Bankasi	230,629	538
Turkiye Is Bankasi, Cl C	919,209	1,435
Turkiye Sise ve Cam Fabrikalari	127,402	121
Vestel Beyaz Esya Sanayi ve Ticaret	112,100	356

		10,044

United Arab Emirates – 0.0%
National Central Cooling PJSC	111,276	36
Union National Bank PJSC	43,378	73

		109

United Kingdom – 16.4%
3i Group	159,642	1,126
Aberdeen Asset Management	22,029	99
Admiral Group	41,026	933
Aggreko	6,088	88
Amec Foster Wheeler	28,860	314
Anglo American	24,763	207
Anglo American PLC	34,379	287
Antofagasta	15,576	118
ARM Holdings	36,007	520
Ashtead Group	13,104	185
Associated British Foods	9,109	460
AstraZeneca	31,959	2,031
Aviva	102,903	703
Babcock International Group	5,934	82
BAE Systems	245,147	1,665
Bank of Georgia Holdings	5,758	157
Barclays PLC	1,551,292	5,746
Barratt Developments	54,113	527
Berendsen	25,269	384
Betfair Group	23,342	1,173
BG Group PLC	215,187	3,103
BHP Billiton	90,869	1,388
BP	798,914	4,055
British American Tobacco	48,987	2,706
British Land ‡	24,934	316
BT Group, Cl A	211,959	1,347
Bunzl	76,773	2,059
Burberry Group	11,507	238
Cable & Wireless Communications	604,776	507
Capita	133,456	2,421
Carnival	25,426	1,316
Centrica	149,699	520

Description	Shares	Value (000)
Close Brothers Group	6,431	$145
Cobham	26,908	117
Compass Group PLC	671,705	10,720
Croda International	3,240	133
Daily Mail & General Trust, Cl A	73,176	834
Delphi Automotive PLC	25,901	1,970
Devro	85,241	381
Diageo PLC	275,863	7,412
Direct Line Insurance Group	35,747	203
Dixons Carphone	23,131	149
easyJet	3,671	99
Fresnillo	5,948	53
G4S	327,761	1,146
GKN	39,875	162
GlaxoSmithKline	128,853	2,477
Glencore	468,866	649
GVC Holdings*	16,667	103
Hammerson ‡	20,428	193
Hargreaves Lansdown	6,485	118
Hays PLC	309,533	717
HomeServe	127,368	785
HSBC Holdings	122,016	917
HSBC Holdings PLC	1,074,423	8,134
ICAP	132,994	920
IG Group Holdings	62,125	725
IMI	12,780	183
Imperial Tobacco Group PLC	24,253	1,255
Inchcape	40,787	444
Informa PLC	56,981	485
Inmarsat	11,730	175
InterContinental Hotels Group	5,721	198
International Personal Finance	120,803	708
Intertek Group	53,140	1,959
Intu Properties ‡	22,154	110
Investec	13,144	100
ITV	593,735	2,213
J Sainsbury	32,261	128
Johnson Matthey	4,959	184
Jupiter Fund Management	61,016	399
Just Eat*	62,742	390
Kingfisher	59,806	324
Land Securities Group ‡	20,254	386
Legal & General Group	151,488	547
Lloyds Banking Group	2,898,111	3,299
London Stock Exchange Group	8,048	295
Lukoil PJSC ADR	61	2
Marks & Spencer Group	42,391	322
Meggitt	19,043	137
Melrose Industries	22,666	91
Merlin Entertainments (B)	231,693	1,306
Michael Page International	23,165	166

KP International Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Millennium & Copthorne Hotels	14,685	$108
Mondi	9,551	200
Moneysupermarket.com Group	143,511	735
National Express Group	33,124	143
National Grid	94,805	1,321
Next	3,715	428
Non-Standard Finance* (B)	47,144	72
Northgate	17,597	121
Old Mutual	126,311	361
Pearson	21,039	360
Persimmon	7,920	241
Petrofac	11,293	131
Pets at Home Group	112,755	470
Provident Financial	36,109	1,711
Prudential PLC	169,689	3,589
Reckitt Benckiser Group PLC	107,572	9,759
RELX	109,554	1,874
Rexam	105,105	833
Rightmove	49,931	2,755
Rio Tinto PLC	112,601	3,762
Rolls-Royce Holdings PLC	318,583	3,263
Ros Agro PLC GDR	4,973	42
Royal Bank of Scotland Group*	82,829	396
Royal Mail	18,906	131
RSA Insurance Group	26,596	162
SABMiller	24,574	1,394
Sage Group	26,157	198
Schroders	2,938	125
Segro ‡	19,796	129
Serco Group PLC*	294,152	455
Severn Trent	6,180	205
Shire	15,009	1,024
Sky PLC	315,180	4,979
Smith & Nephew	34,658	606
Smiths Group PLC	168,697	2,568
South32*	48,396	46
Spectris	20,909	536
Sports Direct International*	6,310	72
SSE	25,317	572
SSP Group	184,132	850
St. James’s Place	12,749	164
Stagecoach Group	136,213	698
Standard Chartered PLC	260,199	2,526
Standard Life	50,665	297
Subsea 7*	6,331	48
Tate & Lyle	11,158	99
Taylor Wimpey	84,018	248
Tesco*	383,558	1,066
Thomas Cook Group*	382,138	670
Travis Perkins	6,470	193
Tullow Oil*	21,096	54

Description	Shares	Value (000)
Unilever	77,266	$3,150
United Utilities Group	16,506	231
Vodafone Group PLC	849,780	2,685
Weir Group	4,852	86
WH Smith	30,326	720
Whitbread	4,668	330
William Hill	21,019	112
WM Morrison Supermarkets	52,426	132
Wolseley	6,658	389
WPP PLC	431,007	8,979
X5 Retail Group GDR*	8,644	151

		161,604

United States — 0.6%
Consumer Discretionary – 0.5%
Yum! Brands	56,043	4,481

Consumer Staples – 0.0%
Gruma, Cl B	27,136	381

Energy – 0.1%
Seadrill*	9,011	53
Tsakos Energy Navigation	82,699	672

		725

Industrials – 0.0%
Controladora Vuela Cia de Aviacion ADR*	13,481	201

Information Technology – 0.0%
Genpact*	7,483	177

		5,965

Total Common Stock (Cost $1,044,697) (000)		946,185

Preferred Stock — 0.6%
Alpargatas	210,898	359
Banco ABC Brasil*	22,900	53
Banco Bradesco	181,140	974
Banco do Estado do Rio Grande do Sul	40,300	57
Bayerische Motoren Werke	1,288	88
Centrais Eletricas Brasileiras*	43,300	96
Cia Energetica de Minas Gerais	267,700	471
Cia Paranaense de Energia	61,000	503
CJ	1,220	131
Eletropaulo Metropolitana Eletricidade de Sao Paulo, Cl B*	72,300	198
FUCHS PETROLUB	1,729	76
Henkel & KGaA	4,553	468
Itau Unibanco Holding	29,040	193
Porsche Automobil Holding	3,990	170
Suzano Papel e Celulose, Cl A	157,300	761
Vale	40,700	137

KP International Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Shares	Value (000)
Volkswagen	10,683	$1,172

Total Preferred Stock (Cost $10,325) (000)		5,907

Participation Notes — 0.1%
Axis Bank, Expires 7/21/2017*	28,143	213
HSBC Bank, Expires 6/30/2016*	96,782	270
HSBC Bank, Expires 8/1/2016*	69,004	355
HSBC Bank, Expires 3/31/2017*	56,964	449

Total Participation Notes (Cost $1,308) (000)		1,287

Warrants — 0.0%

	Number of Warrants
LBS Bina Group, Expires 9/28/2018*	11,725	-

Total Warrants (Cost $–) (000)		-

Rights — 0.0%

	Number of Rights
Origin Energy, Expires 11/4/2015*	14,985	-

Total Rights (Cost $–) (000)		-

Short-Term Investment (C) — 1.9%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.000%	18,573,959	18,574

Total Short-Term Investment (Cost $18,574) (000)		18,574

Total Investments — 99.2% (Cost $1,074,904) (000) †		$971,953

Percentages are based on Net Assets of $979,585 (000).

A list of the open futures contracts held by the Fund at September 30, 2015, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation
E-MINI MSCI Future	170	Dec-2015	$(548)

For the period ended September 30, 2015, the total number of all open futures contracts, as presented in the table above, are representative of the average volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is fair valued using methods determined in good faith by the Fair Value Pricing Committee of the Board of Trustees. The total market value of such securities as of September 30, 2015 was $148 (000) and represented 0.02% of net assets.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	The rate reported is the 7-day effective yield as of September 30, 2015.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

†	At September 30, 2015, the tax cost basis of the Fund’s investments was $1,074,904 (000), and the unrealized appreciation and depreciation were $40,617 (000) and $(143,568) (000), respectively.

The following is a list of the level of inputs used as of September 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
Australia	$200	$23,851	$114	$24,165
Austria	-	1,537	-	1,537
Belgium	-	7,367	-	7,367
Brazil	-	14,997	-	14,997
Canada	13,210	-	-	13,210
Chile	1,902	-	-	1,902
China	3,892	20,288	-	24,180
Colombia	615	-	-	615
Cyprus	-	309	-	309
Czech Republic	-	596	-	596
Denmark	-	16,758	-	16,758
Finland	-	7,540	-	7,540
France	394	69,201	-	69,595
Germany	1,608	61,705	-	63,313
Greece	256	648	-	904
Hong Kong	1,204	37,728	34	38,966
India	7,300	-	-	7,300
Indonesia	475	8,202	-	8,677
Ireland	4,219	2,608	-	6,827
Israel	1,818	1,833	-	3,651
Italy	-	13,354	-	13,354
Japan	119	155,843	-	155,962
Luxembourg	287	1,277	-	1,564
Macau	-	191	-	191
Malaysia	314	5,693	-	6,007
Mexico	14,220	-	-	14,220
Netherlands	917	35,465	-	36,382
New Zealand	783	-	-	783
Norway	353	2,815	-	3,168
Panama	19	-	-	19
Peru	2,881	-	-	2,881
Philippines	66	2,178	-	2,244
Poland	50	8,239	-	8,289
Portugal	-	437	-	437
Qatar	2,242	-	-	2,242
Russia	684	2,908	-	3,592
Singapore	-	9,569	-	9,569
South Africa	184	18,838	-	19,022
South Korea	3,811	33,714	-	37,525

KP International Equity Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3^	Total
Spain	$194	$15,711	$-	$15,905
Sweden	20	17,530	-	17,550
Switzerland	10,469	58,805	-	69,274
Taiwan	18,673	4,358	-	23,031
Thailand	121	12,722	-	12,843
Turkey	175	9,869	-	10,044
United Arab Emirates	73	36	-	109
United Kingdom	3,798	157,806	-	161,604
United States	5,912	53	-	5,965

Total Common Stock	103,458	842,579	148	946,185
Preferred Stock	3,748	2,159	-	5,907
Participation Notes	-	1,287	-	1,287
Warrants	-	-	-	-
Rights	-	-	-	-
Short-Term Investment	18,574	-	-	18,574

Total Investments in Securities	$125,780	$846,025	$148	$971,953

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Depreciation	$(548)	$-	$-	$(548)

Total Other Financial Instruments	$(548)	$-	$-	$(548)

**	Futures contracts are valued at the unrealized depreciation on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2015, there were transfers between Level 1 and Level 2 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. Additionally, the Fund had two securities with total value of $148 (000) transfer from Level 1 to Level 3 due to a halt in trading of these securities. All transfers, if any, are recognized by the Fund at the end of the period.

For the period ended September 30, 2015, there have been no changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “-” are $0 or have been rounded to $0.

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Corporate Obligations — 29.2%
Consumer Discretionary – 2.9%
21st Century Fox America
4.750%, 09/15/44	$666	$656
4.500%, 02/15/21	100	108
Amazon.com
1.200%, 11/29/17	200	199
American Honda Finance
2.450%, 09/24/20	1,017	1,016
1.200%, 07/14/17	100	100
0.950%, 05/05/17	100	100
Atento Luxco
7.375%, 01/29/20 (A)	220	207
AutoZone
2.500%, 04/15/21	100	99
Avianca Holdings
8.375%, 05/10/20 (A)	530	448
Bed Bath & Beyond
3.749%, 08/01/24	25	25
CBS
3.375%, 03/01/22	150	149
Cleveland Clinic Foundation
4.858%, 01/01/14	453	440
Comcast
6.500%, 01/15/17	250	267
4.200%, 08/15/34	1,460	1,440
3.375%, 02/15/25	125	126
Delphi
4.150%, 03/15/24	40	40
Diageo Capital
5.750%, 10/23/17	200	217
DIRECTV Holdings
5.150%, 03/15/42	191	179
5.000%, 03/01/21	200	218
4.450%, 04/01/24	100	103
Discovery Communications
5.050%, 06/01/20	100	109
ERAC USA Finance
2.350%, 10/15/19 (A)	1,682	1,682
Ford Motor Credit
3.000%, 06/12/17	200	203
2.375%, 03/12/19	400	397
1.461%, 03/27/17	2,146	2,134
Gap
5.950%, 04/12/21	100	108
General Motors
5.000%, 04/01/35	523	484
3.500%, 10/02/18	873	880
2.625%, 07/10/17	1,175	1,178
General Motors Financial
4.000%, 01/15/25	100	95
3.200%, 07/13/20	124	122
3.150%, 01/15/20	150	149
George Washington University
4.868%, 09/15/45	670	692
Grupo Televisa
7.250%, 05/14/43	2,840	142

Description	Face Amount (000)	Value (000)
Home Depot
4.400%, 04/01/21	$100	$110
3.350%, 09/15/25	2,370	2,414
2.000%, 06/15/19	100	101
Johnson Controls
3.625%, 07/02/24	43	42
Kohl’s
4.000%, 11/01/21	100	103
Latam Airlines Pass-Through Trust
4.200%, 11/15/27 (A)	660	635
Lowe’s
4.625%, 04/15/20	100	110
Macy’s Retail Holdings
3.625%, 06/01/24	100	97
Magna International
3.625%, 06/15/24	50	49
Marriott International
3.125%, 10/15/21	100	101
Mattel
2.350%, 05/06/19	100	100
McDonald’s
5.350%, 03/01/18	100	109
3.375%, 05/26/25	100	100
NBCUniversal Media
4.375%, 04/01/21	100	110
Newell Rubbermaid
4.000%, 12/01/24	50	51
Omnicom Group
4.450%, 08/15/20	100	108
QVC
4.450%, 02/15/25	65	63
Scripps Networks Interactive
2.750%, 11/15/19	100	100
Staples
2.750%, 01/12/18	100	101
Target
2.900%, 01/15/22	200	204
Time Warner
4.875%, 03/15/20	100	111
4.850%, 07/15/45	552	542
3.600%, 07/15/25	913	894
2.100%, 06/01/19	100	100
Time Warner Cable
8.250%, 04/01/19	200	233
7.300%, 07/01/38	208	218
4.000%, 09/01/21	100	102
TJX
2.750%, 06/15/21	100	102
Toyota Motor Credit
2.750%, 05/17/21	100	102
2.150%, 03/12/20	900	902
2.100%, 01/17/19	200	202
1.550%, 07/13/18	100	101
1.450%, 01/12/18	1,194	1,195
Viacom
4.250%, 09/01/23	100	98
2.200%, 04/01/19	100	97
VTR Finance
6.875%, 01/15/24 (A)	380	345

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Walt Disney
2.550%, 02/15/22	$100	$101
1.850%, 05/30/19	150	151
Whirlpool
4.000%, 03/01/24	60	62
Wyndham Worldwide
4.250%, 03/01/22	50	50
Yum! Brands
3.875%, 11/01/23	100	100

		25,128

Consumer Staples – 1.5%
Ajecorp
6.500%, 05/14/22 (A)	350	200
Altria Group
9.250%, 08/06/19	200	249
Anheuser-Busch InBev Finance
2.150%, 02/01/19	100	100
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	100	117
5.375%, 01/15/20	100	112
2.500%, 07/15/22	100	96
Beam Suntory
1.875%, 05/15/17	100	100
Bunge Finance
3.200%, 06/15/17	100	102
Clorox
3.500%, 12/15/24	50	50
Coca-Cola
3.300%, 09/01/21	100	105
3.200%, 11/01/23	100	103
2.450%, 11/01/20	50	51
Coca-Cola Femsa
2.375%, 11/26/18	150	151
Colgate-Palmolive
1.750%, 03/15/19	100	101
ConAgra Foods
1.900%, 01/25/18	100	99
Costco Wholesale
1.700%, 12/15/19	100	100
CVS Health
5.750%, 06/01/17	100	107
5.125%, 07/20/45	576	619
4.875%, 07/20/35	662	695
3.875%, 07/20/25	120	124
3.375%, 08/12/24	100	101
2.250%, 12/05/18	150	152
General Mills
5.650%, 02/15/19	100	111
Gruma
4.875%, 12/01/24 (A)	200	210
JM Smucker
2.500%, 03/15/20 (A)	100	100
Kellogg
4.000%, 12/15/20	100	107
Kimberly-Clark
1.900%, 05/22/19	150	151
Kraft Foods Group
6.875%, 01/26/39	175	218
3.500%, 06/06/22	125	127

Description	Face Amount (000)	Value (000)
Kraft Heinz Foods
5.200%, 07/15/45 (A)	$416	$441
5.000%, 07/15/35 (A)	389	406
3.950%, 07/15/25 (A)	150	153
1.600%, 06/30/17 (A)	1,265	1,267
Kroger
6.400%, 08/15/17	100	109
Mondelez International
4.000%, 02/01/24	100	104
PepsiCo
7.900%, 11/01/18	200	236
3.600%, 03/01/24	100	104
1.250%, 04/30/18	100	100
Philip Morris International
5.650%, 05/16/18	150	166
4.500%, 03/26/20	100	109
Procter & Gamble
3.100%, 08/15/23	100	103
Reynolds American
5.700%, 08/15/35	467	508
4.450%, 06/12/25	150	157
2.300%, 08/21/17 (A)	1,813	1,832
Sysco
4.850%, 10/01/45	763	781
2.600%, 10/01/20	50	50
Tyson Foods
4.500%, 06/15/22	150	159
Unilever Capital
2.200%, 03/06/19	100	102
USJ Acucare Alcool
9.875%, 11/09/19 (A)	340	125
Walgreens Boots Alliance
4.800%, 11/18/44	746	715
3.300%, 11/18/21	100	101
2.700%, 11/18/19	100	102
Wal-Mart Stores
4.250%, 04/15/21	125	138
3.300%, 04/22/24	50	52

		12,778

Energy – 2.9%
Anadarko Petroleum
6.375%, 09/15/17	200	216
Apache
3.250%, 04/15/22	100	97
Baker Hughes
7.500%, 11/15/18	150	174
Boardwalk Pipelines
4.950%, 12/15/24	50	46
BP Capital Markets
3.535%, 11/04/24	250	248
2.750%, 05/10/23	100	96
2.315%, 02/13/20	125	125
2.237%, 05/10/19	100	101
Cameron International
1.400%, 06/15/17	50	50
Canadian Natural Resources
5.700%, 05/15/17	100	106

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Cenovus Energy
5.700%, 10/15/19	$125	$136
3.000%, 08/15/22	1,926	1,756
Chevron
2.355%, 12/05/22	150	145
2.193%, 11/15/19	90	91
1.961%, 03/03/20	150	149
1.718%, 06/24/18	100	101
Chevron Phillips Chemical
1.700%, 05/01/18 (A)	837	835
CNOOC Curtis Funding No. 1
4.500%, 10/03/23 (A)	950	983
CNOOC Finance 2015 Australia Property
2.625%, 05/05/20	200	197
Columbia Pipeline Group
2.450%, 06/01/18 (A)	100	100
ConocoPhillips
6.000%, 01/15/20	100	115
3.350%, 11/15/24	100	98
Continental Resources
5.000%, 09/15/22	100	88
Devon Energy
5.000%, 06/15/45	377	341
3.250%, 05/15/22	816	784
2.250%, 12/15/18	150	150
Ecopetrol
5.875%, 09/18/23	100	96
5.375%, 06/26/26	170	149
Enable Midstream Partners
2.400%, 05/15/19 (A)	50	48
Enbridge
5.600%, 04/01/17	100	105
Enbridge Energy Partners
5.875%, 12/15/16	50	52
Energy Transfer Partners
3.600%, 02/01/23	100	90
2.500%, 06/15/18	150	149
Ensco
4.700%, 03/15/21	100	84
Enterprise Products Operating
3.350%, 03/15/23	100	97
2.550%, 10/15/19	200	199
EOG Resources
2.625%, 03/15/23	100	97
Exxon Mobil
2.709%, 03/06/25	150	147
1.819%, 03/15/19	150	151
Fermaca Enterprises
6.375%, 03/30/38 (A)	199	188
Halliburton
3.500%, 08/01/23	100	100
Hess
8.125%, 02/15/19	50	59
5.600%, 02/15/41	689	642
Husky Energy
4.000%, 04/15/24	100	94

Description	Face Amount (000)	Value (000)
KazMunayGas National
6.375%, 04/09/21 (A)	$430	$421
6.000%, 11/07/44 (A)	200	147
5.750%, 04/30/43 (A)	470	341
Kinder Morgan
5.300%, 12/01/34	461	393
5.000%, 02/15/21 (A)	522	533
3.050%, 12/01/19	50	49
2.000%, 12/01/17	200	199
Kinder Morgan Energy Partners
6.500%, 02/01/37	318	304
3.950%, 09/01/22	250	235
3.500%, 03/01/21	20	19
Magellan Midstream Partners
4.250%, 02/01/21	100	104
Marathon Oil
5.200%, 06/01/45	316	267
2.800%, 11/01/22	150	134
2.700%, 06/01/20	1,351	1,309
MPLX
4.000%, 02/15/25	25	23
Nabors Industries
5.100%, 09/15/23	100	88
National Oilwell Varco
2.600%, 12/01/22	100	93
Noble Energy
4.150%, 12/15/21	200	201
Occidental Petroleum
3.125%, 02/15/22	100	101
Odebrecht Drilling Norbe VIII
6.350%, 06/30/21 (A)	344	121
ONEOK Partners
3.375%, 10/01/22	100	90
Pertamina Persero
6.450%, 05/30/44 (A)	370	321
6.000%, 05/03/42 (A)	540	447
5.250%, 05/23/21 (A)	200	198
Petroleos de Venezuela
9.000%, 11/17/21	660	236
6.000%, 11/15/26 (A)	665	213
5.375%, 04/12/27	1,200	383
Petroleos Mexicanos
8.000%, 05/03/19	250	283
6.625%, 06/15/35	1,040	975
6.375%, 01/23/45	190	170
5.625%, 01/23/46 (A)	436	355
4.875%, 01/24/22	350	347
3.500%, 07/23/20 (A)	300	277
Petronas Capital
4.500%, 03/18/45 (A)	200	185
3.500%, 03/18/25 (A)	200	190
Phillips 66
2.950%, 05/01/17	100	102
Phillips 66 Partners
3.605%, 02/15/25	25	23
Plains All American Pipeline
3.850%, 10/15/23	150	145
Regency Energy Partners
4.500%, 11/01/23	1,582	1,463

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Schlumberger Investment
3.650%, 12/01/23	$100	$103
Shell International Finance
3.250%, 05/11/25	150	149
1.125%, 08/21/17	150	150
Southwestern Energy
4.950%, 01/23/25	100	89
Spectra Energy Partners
3.500%, 03/15/25	100	93
State Oil of the Azerbaijan Republic
4.750%, 03/13/23	770	672
Statoil
3.700%, 03/01/24	100	103
2.450%, 01/17/23	125	119
2.250%, 11/08/19	150	151
Suncor Energy
6.100%, 06/01/18	100	111
Total Capital Canada
2.750%, 07/15/23	100	96
Total Capital International
2.100%, 06/19/19	100	101
1.550%, 06/28/17	200	202
TransCanada PipeLines
6.350%, 05/15/67 (B)	100	84
2.500%, 08/01/22	100	94
Valero Energy
9.375%, 03/15/19	29	35
Weatherford International
9.625%, 03/01/19	100	107
Western Gas Partners
2.600%, 08/15/18	100	100
Williams
4.550%, 06/24/24	50	40
Williams Partners
6.300%, 04/15/40	446	401
5.250%, 03/15/20	250	267
4.000%, 09/15/25	460	398

		25,025

Financials – 11.0%
Abbey National Treasury Services
2.375%, 03/16/20	100	101
1.650%, 09/29/17	100	100
ACE INA Holdings
3.350%, 05/15/24	100	100
Aflac
2.650%, 02/15/17	200	204
African Development Bank
1.375%, 02/12/20	100	100
0.875%, 05/15/17	205	205
Agricola Senior Trust
6.750%, 06/18/20 (A)	390	388
Alexandria Real Estate Equities
2.750%, 01/15/20 ‡	50	50
Alleghany
4.950%, 06/27/22	100	108
American Express
7.000%, 03/19/18	150	169

Description	Face Amount (000)	Value (000)
American Express Credit
2.600%, 09/14/20	$1,257	$1,263
2.375%, 03/24/17	200	201
2.250%, 08/15/19	150	151
American International Group
4.800%, 07/10/45	277	283
3.375%, 08/15/20	150	156
American Tower
3.400%, 02/15/19 ‡	100	103
Ameriprise Financial
5.300%, 03/15/20	100	113
Andina de Fomento
4.375%, 06/15/22	100	109
Aon
5.000%, 09/30/20	100	111
Ares Capital
3.875%, 01/15/20	60	62
Asian Development Bank
2.000%, 01/22/25	100	98
1.750%, 03/21/19	100	102
1.625%, 08/26/20	100	101
1.125%, 03/15/17	300	302
0.750%, 07/28/17	100	100
Assurant
4.000%, 03/15/23	74	76
Australia & New Zealand Banking Group New York
1.250%, 01/10/17	250	251
AvalonBay Communities
3.500%, 11/15/24 ‡	100	100
Banco de Costa Rica
5.250%, 08/12/18 (A)	540	541
Banco do Brasil
3.875%, 10/10/22	200	154
Banco Nacional de Costa Rica
4.875%, 11/01/18 (A)	350	346
Banco Regional SAECA
8.125%, 01/24/19 (A)	390	391
Bank of America
5.700%, 01/24/22	100	114
4.200%, 08/26/24	165	165
4.000%, 04/01/24	200	201
3.950%, 04/21/25	100	97
2.650%, 04/01/19	450	455
2.600%, 01/15/19	449	454
2.250%, 04/21/20	250	246
1.950%, 05/12/18	1,007	1,010
1.750%, 06/05/18	250	250
1.700%, 08/25/17	140	140
1.250%, 02/14/17	250	250
Bank of Ceylon
6.875%, 05/03/17 (A)	210	215
Bank of China
5.000%, 11/13/24 (A)	440	447
Bank of Georgia
7.750%, 07/05/17	330	338
Bank of Montreal
1.800%, 07/31/18	50	50
1.400%, 04/10/18	200	199

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Bank of New York Mellon
3.550%, 09/23/21	$100	$105
3.000%, 02/24/25	100	99
2.100%, 08/01/18	200	202
Bank of Nova Scotia
2.050%, 10/30/18	100	101
1.300%, 07/21/17	100	100
Barclays
3.650%, 03/16/25	200	191
2.875%, 06/08/20	250	250
BB&T
2.450%, 01/15/20	100	101
Berkshire Hathaway
1.900%, 01/31/17	250	253
BioMed Realty
2.625%, 05/01/19 ‡	50	48
BlackRock
5.000%, 12/10/19	100	112
BMCE Bank
6.250%, 11/27/18	200	206
BNP Paribas
4.250%, 10/15/24	200	199
2.375%, 05/21/20	200	201
Boston Properties
3.850%, 02/01/23 ‡	100	102
3.700%, 11/15/18 ‡	100	105
BPCE
1.625%, 02/10/17	250	251
Branch Banking & Trust
1.000%, 04/03/17	250	249
Brixmor Operating Partnership
3.875%, 08/15/22 ‡	30	30
Camden Property Trust
3.500%, 09/15/24 ‡	100	99
Capital One
2.350%, 08/17/18	1,438	1,442
1.650%, 02/05/18	1,737	1,720
Capital One Bank USA
2.150%, 11/21/18	250	249
Capital One Financial
3.200%, 02/05/25	50	48
2.450%, 04/24/19	100	99
CBL & Associates
5.250%, 12/01/23 ‡	150	156
Charles Schwab
4.450%, 07/22/20	100	110
Chubb
5.750%, 05/15/18	100	111
Citigroup
8.500%, 05/22/19	350	423
4.650%, 07/30/45	367	366
4.450%, 01/10/17	100	104
4.400%, 06/10/25	1,088	1,094
3.750%, 06/16/24	100	102
3.500%, 05/15/23	100	97
2.500%, 07/29/19	100	101
2.400%, 02/18/20	100	99
2.150%, 07/30/18	70	70
1.700%, 04/27/18	2,496	2,483

Description	Face Amount (000)	Value (000)
CNA Financial
5.875%, 08/15/20	$100	$114
Comerica
2.125%, 05/23/19	50	50
Commonwealth Bank of Australia
2.250%, 03/13/19	250	252
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.250%, 08/04/45	709	722
3.875%, 02/08/22	300	316
Council of Europe Development Bank
1.750%, 11/14/19	100	102
1.125%, 05/31/18	150	150
Credit Suisse New York
3.625%, 09/09/24	250	250
1.750%, 01/29/18	250	250
1.700%, 04/27/18	1,672	1,665
Crown Castle Holdings
3.849%, 04/15/23	50	50
DDR
3.500%, 01/15/21 ‡	100	102
Deutsche Bank
6.000%, 09/01/17	100	108
3.700%, 05/30/24	85	84
2.950%, 08/20/20	100	100
1.875%, 02/13/18	50	50
Development Bank of Kazakhstan
4.125%, 12/10/22 (A)	970	828
Digital Realty Trust
3.625%, 10/01/22 ‡	100	97
Discover Bank
2.000%, 02/21/18	250	249
Duke Realty
3.750%, 12/01/24 ‡	100	98
ERP Operating
4.625%, 12/15/21 ‡	200	218
2.375%, 07/01/19 ‡	2,510	2,529
Essex Portfolio
3.500%, 04/01/25 ‡	1,470	1,428
European Bank for Reconstruction & Development
1.500%, 03/16/20	200	201
1.375%, 10/20/16	100	101
European Investment Bank
3.250%, 01/29/24	250	272
2.125%, 10/15/21	100	102
1.875%, 03/15/19	150	153
1.750%, 06/17/19	300	305
1.625%, 12/18/18	2,008	2,023
1.375%, 06/15/20	150	149
1.250%, 05/15/18	150	151
1.125%, 09/15/17	650	653
1.000%, 08/17/17	100	100
0.875%, 04/18/17	250	251
Export Credit Bank of Turkey
5.875%, 04/24/19 (A)	200	203
5.000%, 09/23/21 (A)	620	593
Export-Import Bank of India
4.000%, 01/14/23	270	272

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Fifth Third Bank
1.150%, 11/18/16	$200	$200
FMS Wertmanagement AoeR
1.750%, 03/17/20	200	202
Goldman Sachs Group
6.150%, 04/01/18	500	551
5.750%, 01/24/22	300	344
4.000%, 03/03/24	100	103
3.750%, 05/22/25	1,046	1,048
3.625%, 01/22/23	673	682
3.500%, 01/23/25	1,724	1,694
2.750%, 09/15/20	75	76
2.600%, 04/23/20	100	100
2.550%, 10/23/19	200	201
Hartford Financial Services Group
5.125%, 04/15/22	100	111
HCP
5.375%, 02/01/21 ‡	200	222
Hospitality Properties Trust
5.000%, 08/15/22 ‡	100	106
Host Hotels & Resorts
3.750%, 10/15/23 ‡	100	98
HSBC Finance
6.676%, 01/15/21	100	117
HSBC Holdings
4.000%, 03/30/22	100	105
HSBC USA
2.750%, 08/07/20	2,868	2,880
2.625%, 09/24/18	150	152
1.500%, 11/13/17	150	150
1.300%, 06/23/17	200	200
IDBI Bank
4.125%, 04/23/20	410	414
Industrial & Commercial Bank of China
3.231%, 11/13/19	250	255
Inter-American Development Bank
2.125%, 01/15/25	125	124
1.875%, 06/16/20	200	204
1.750%, 04/14/22	150	150
1.125%, 03/15/17	400	403
1.000%, 07/14/17	100	100
Intercontinental Exchange
4.000%, 10/15/23	150	156
International Bank for Reconstruction & Development
2.500%, 11/25/24	100	103
2.250%, 06/24/21	50	51
2.125%, 02/13/23	100	101
1.875%, 03/15/19	200	205
1.625%, 02/10/22	200	198
1.000%, 11/15/17	350	351
0.875%, 04/17/17	250	251
International Bank of Azerbaijan
5.625%, 06/11/19	400	360
International Finance
1.625%, 07/16/20	100	101
1.250%, 07/16/18	100	101
0.875%, 06/15/18	300	299
Intesa Sanpaolo
5.250%, 01/12/24	250	267

Description	Face Amount (000)	Value (000)
Jefferies Group
6.875%, 04/15/21	$100	$112
JPMorgan Chase
6.000%, 01/15/18	300	328
4.250%, 10/15/20	1,014	1,044
3.900%, 07/15/25	573	583
3.625%, 05/13/24	100	101
3.375%, 05/01/23	200	196
3.125%, 01/23/25	150	145
2.750%, 06/23/20	100	101
2.250%, 01/23/20	1,587	1,574
1.700%, 03/01/18	250	249
1.350%, 02/15/17	300	300
KeyCorp
5.100%, 03/24/21	150	166
2.900%, 09/15/20	1,978	1,993
KFW
4.875%, 01/17/17	1,131	1,193
2.500%, 11/20/24	2,440	2,506
2.125%, 01/17/23	250	253
1.875%, 04/01/19	150	153
1.500%, 04/20/20	350	350
1.000%, 01/26/18	900	900
0.875%, 12/15/17	400	400
Kimco Realty
3.200%, 05/01/21 ‡	50	51
Landwirtschaftliche Rentenbank
2.375%, 06/10/25	100	100
1.750%, 04/15/19	100	102
1.000%, 04/04/18	200	200
Lazard Group
3.750%, 02/13/25	50	48
Liberty Property
4.125%, 06/15/22 ‡	100	102
Lloyds Bank
3.500%, 05/14/25	1,010	999
2.000%, 08/17/18	200	201
Loews
2.625%, 05/15/23	100	96
Magyar Export-Import Bank
4.000%, 01/30/20 (A)	450	452
Manufacturers & Traders Trust
1.400%, 07/25/17	250	250
Marsh & McLennan
3.750%, 03/14/26	622	625
2.350%, 09/10/19	75	76
MetLife
3.600%, 04/10/24	100	102
1.903%, 12/15/17	89	89
Metropolitan Life Global Funding I
1.300%, 04/10/17 (A)	2,266	2,267
MFB Magyar Fejlesztesi Bank
6.250%, 10/21/20 (A)	200	222
Moody’s
2.750%, 07/15/19	100	102

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Morgan Stanley
4.875%, 11/01/22	$100	$107
4.750%, 03/22/17	250	262
4.000%, 07/23/25	871	890
3.950%, 04/23/27	972	936
3.700%, 10/23/24	150	151
2.800%, 06/16/20	100	101
2.650%, 01/27/20	100	100
2.500%, 01/24/19	250	253
2.375%, 07/23/19	550	550
Nasdaq
5.250%, 01/16/18	85	91
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	150	187
National Savings Bank
8.875%, 09/18/18 (A)	490	519
Nomura Holdings
2.750%, 03/19/19	150	152
Nordic Investment Bank
1.125%, 03/19/18	200	201
Oesterreichische Kontrollbank
1.125%, 05/29/18	150	150
0.750%, 05/19/17	150	150
Omega Healthcare Investors
6.750%, 10/15/22 ‡	150	155
PNC Bank
2.700%, 11/01/22	250	241
2.400%, 10/18/19	250	252
1.125%, 01/27/17	100	100
Power Sector Assets & Liabilities Management
7.390%, 12/02/24 (A)	190	246
Pricoa Global Funding I
1.900%, 09/21/18 (A)	705	709
Principal Financial Group
3.400%, 05/15/25	100	98
Private Export Funding
3.250%, 06/15/25	100	104
2.250%, 03/15/20	200	206
Prologis
6.875%, 03/15/20	100	116
Prudential Financial
5.625%, 06/15/43 (B)	100	103
5.375%, 05/15/45 (B)	100	99
Realty Income
3.250%, 10/15/22 ‡	100	98
Royal Bank of Canada
2.200%, 07/27/18	150	152
2.150%, 03/15/19	200	203
Royal Bank of Scotland
5.625%, 08/24/20	100	114
Santander Holdings USA
2.650%, 04/17/20	100	98
Santander UK Group Holdings
5.625%, 09/15/45 (A)	537	532
Scotiabank Peru
4.500%, 12/13/27 (A) (B)	340	329

Description	Face Amount (000)	Value (000)
Simon Property Group
3.375%, 10/01/24 ‡	$125	$126
2.500%, 09/01/20 ‡	1,599	1,615
2.200%, 02/01/19 ‡	150	152
Standard Chartered Bank
7.280%, 06/05/19 (A)	25,000	377
Sumitomo Mitsui Banking
1.950%, 07/23/18	250	251
SunTrust Banks
3.500%, 01/20/17	100	102
2.500%, 05/01/19	50	51
Svensk Exportkredit
1.875%, 06/17/19	200	203
Svenska Handelsbanken
2.400%, 10/01/20	2,841	2,844
1.625%, 03/21/18	250	250
Synchrony Financial
4.500%, 07/23/25	100	101
3.000%, 08/15/19	100	101
TIAA Asset Management Finance
4.125%, 11/01/24 (A)	184	188
2.950%, 11/01/19 (A)	532	539
Toronto-Dominion Bank
2.375%, 10/19/16	200	203
2.125%, 07/02/19	100	101
1.950%, 04/02/20 (A)	473	473
Travelers
3.900%, 11/01/20	100	108
Turkiye Vakiflar Bankasi Tao
5.000%, 10/31/18 (A)	320	317
UBS
5.875%, 12/20/17	100	109
2.350%, 03/26/20	250	250
1.375%, 06/01/17	1,334	1,331
UDR
4.625%, 01/10/22 ‡	952	1,020
4.000%, 10/01/25 ‡	50	51
Unum Group
4.000%, 03/15/24	50	52
US Bancorp
2.950%, 07/15/22	300	298
1.950%, 11/15/18	100	101
Ventas Realty
3.750%, 05/01/24 ‡	50	50
Vornado Realty
2.500%, 06/30/19 ‡	100	100
Voya Financial
2.900%, 02/15/18	100	102
WEA Finance
3.250%, 10/05/20 (A)	1,656	1,672
Wells Fargo
5.625%, 12/11/17	500	544
3.550%, 09/29/25	1,386	1,386
3.300%, 09/09/24	100	99
3.000%, 01/22/21	200	199
2.600%, 07/22/20	1,006	1,016
Welltower
5.250%, 01/15/22 ‡	100	110

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Westpac Banking
4.875%, 11/19/19	$200	$221
2.250%, 01/17/19	100	102
Weyerhaeuser
4.625%, 09/15/23 ‡	100	107
WP Carey
4.600%, 04/01/24 ‡	50	51
XLIT
5.750%, 10/01/21	74	85
Zenith Bank
6.250%, 04/22/19 (A)	340	308

		96,977

Health Care – 1.9%
Abbott Laboratories
2.550%, 03/15/22	150	148
AbbVie
4.500%, 05/14/35	726	701
3.200%, 11/06/22	250	250
1.800%, 05/14/18	1,599	1,594
1.750%, 11/06/17	200	201
Actavis
1.875%, 10/01/17	100	100
Actavis Funding
4.550%, 03/15/35	659	607
3.800%, 03/15/25	40	39
3.450%, 03/15/22	150	148
3.000%, 03/12/20	1,309	1,310
2.350%, 03/12/18	80	80
Aetna
2.750%, 11/15/22	150	145
AmerisourceBergen
3.400%, 05/15/24	100	99
Amgen
5.700%, 02/01/19	250	277
3.125%, 05/01/25	100	96
Anthem
3.300%, 01/15/23	200	198
AstraZeneca
1.950%, 09/18/19	100	101
Baxalta
3.600%, 06/23/22 (A)	100	101
Baxter International
3.200%, 06/15/23	100	101
Becton Dickinson
3.875%, 05/15/24	100	103
1.800%, 12/15/17	100	100
Biogen
3.625%, 09/15/22	100	101
Boston Scientific
2.850%, 05/15/20	100	100
Bristol-Myers Squibb
2.000%, 08/01/22	100	96
Cardinal Health
3.200%, 03/15/23	100	99
Celgene
3.875%, 08/15/25	1,523	1,523
2.250%, 05/15/19	100	101
Cigna
4.000%, 02/15/22	100	104

Description	Face Amount (000)	Value (000)
City of Hope
5.623%, 11/15/43	$360	$415
Covidien International Finance
6.000%, 10/15/17	100	109
Dignity Health
5.267%, 11/01/64	272	282
Eli Lilly
1.250%, 03/01/18	100	100
Express Scripts Holding
3.900%, 02/15/22	150	154
1.250%, 06/02/17	55	55
Gilead Sciences
4.750%, 03/01/46	899	903
3.500%, 02/01/25	100	101
2.550%, 09/01/20	50	50
2.350%, 02/01/20	20	20
1.850%, 09/04/18	20	20
GlaxoSmithKline Capital
2.850%, 05/08/22	100	100
2.800%, 03/18/23	125	123
Howard Hughes Medical Institute
3.500%, 09/01/23	150	157
Johnson & Johnson
2.450%, 12/05/21	100	102
Laboratory Corp of America Holdings
2.625%, 02/01/20	100	100
McKesson
2.284%, 03/15/19	100	100
1.292%, 03/10/17	100	100
Medtronic
4.625%, 03/15/45	399	411
4.375%, 03/15/35	772	781
3.500%, 03/15/25	100	102
2.750%, 04/01/23	200	196
1.375%, 04/01/18	75	75
Merck
2.750%, 02/10/25	200	195
Novartis Capital
3.400%, 05/06/24	100	103
Novartis Securities Investment
5.125%, 02/10/19	100	111
NYU Hospitals Center
5.750%, 07/01/43	277	320
Perrigo
4.000%, 11/15/23	200	199
Pfizer
3.000%, 06/15/23	100	100
1.500%, 06/15/18	100	101
1.100%, 05/15/17	100	100
Quest Diagnostics
2.500%, 03/30/20	150	150
Sanofi
1.250%, 04/10/18	125	125
Teva Pharmaceutical Finance
2.950%, 12/18/22	150	144
Thermo Fisher Scientific
3.600%, 08/15/21	100	103
2.400%, 02/01/19	150	151

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
UnitedHealth Group
4.750%, 07/15/45	$1,077	$1,137
3.750%, 07/15/25	50	52
2.875%, 03/15/22	100	101
2.700%, 07/15/20	130	133
2.300%, 12/15/19	50	51
1.900%, 07/16/18	60	60
Zimmer Biomet Holdings
3.150%, 04/01/22	100	99
Zoetis
3.250%, 02/01/23	50	48

		16,762

Industrials – 2.3%
3M
1.625%, 06/15/19	100	100
ABB Finance USA
2.875%, 05/08/22	150	149
Adani Ports & Special Economic Zone
3.500%, 07/29/20 (A)	220	218
Aeropuertos Dominicanos Siglo XXI
9.750%, 11/13/19 (A)	300	297
Air Lease
3.375%, 01/15/19	150	152
American Airlines Pass-Through Trust
4.950%, 01/15/23	174	185
Boeing
2.350%, 10/30/21	150	150
Burlington Northern Santa Fe
5.650%, 05/01/17	100	106
5.150%, 09/01/43	1,088	1,163
3.050%, 03/15/22	100	100
Canadian National Railway
5.550%, 03/01/19	100	112
Canadian Pacific Railway
6.125%, 09/15/15	402	422
2.900%, 02/01/25	100	95
Caterpillar
3.900%, 05/27/21	50	54
3.400%, 05/15/24	100	100
Caterpillar Financial Services
1.000%, 03/03/17	300	300
CSX
7.375%, 02/01/19	100	117
Danaher
3.350%, 09/15/25	30	30
1.650%, 09/15/18	120	121
Deere
2.600%, 06/08/22	150	147
Dover
4.300%, 03/01/21	100	109
DP World
6.850%, 07/02/37 (A)	440	465
Emerson Electric
2.625%, 02/15/23	100	98
Eskom Holdings
5.750%, 01/26/21 (A)	650	611

Description	Face Amount (000)	Value (000)
FedEx
3.200%, 02/01/25	$100	$97
GATX
2.500%, 07/30/19	150	150
General Dynamics
2.250%, 11/15/22	100	96
General Electric
5.250%, 12/06/17	150	163
General Electric Capital
5.625%, 05/01/18	200	221
4.650%, 10/17/21	150	169
3.450%, 05/15/24	100	104
2.900%, 01/09/17	150	154
2.200%, 01/09/20	2,010	2,033
1.250%, 05/15/17	200	201
Georgian Railway
7.750%, 07/11/22 (A)	900	906
Honeywell International
4.250%, 03/01/21	125	139
Illinois Tool Works
1.950%, 03/01/19	100	101
Ingersoll-Rand Global Holding
4.250%, 06/15/23	100	104
John Deere Capital
2.800%, 03/04/21	100	102
2.050%, 03/10/20	1,340	1,337
1.350%, 01/16/18	100	100
Kazakhstan Temir Zholy Finance
6.950%, 07/10/42 (A)	310	242
6.375%, 10/06/20 (A)	730	688
Koninklijke Philips
5.750%, 03/11/18	100	109
L-3 Communications
5.200%, 10/15/19	125	133
Lockheed Martin
2.900%, 03/01/25	100	97
Norfolk Southern
3.250%, 12/01/21	100	102
Northrop Grumman
3.250%, 08/01/23	50	50
Owens Corning
4.200%, 12/01/24	100	99
PACCAR Financial
1.400%, 11/17/17	55	55
Pentair Finance
3.625%, 09/15/20	100	101
Pitney Bowes
4.625%, 03/15/24	100	101
Precision Castparts
2.500%, 01/15/23	150	145
Raytheon
2.500%, 12/15/22	150	146
Red de Carreteras de Occidente
9.000%, 06/10/28 (A)	6,100	351
Republic Services
3.550%, 06/01/22	150	154
Roper Technologies
2.050%, 10/01/18	100	100

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Ryder System
2.550%, 06/01/19	$95	$95
Siemens Financieringsmaatschappij
1.450%, 05/25/18 (A)	1,259	1,253
Southwest Airlines
2.750%, 11/06/19	50	51
Stanley Black & Decker
2.900%, 11/01/22	100	99
Union Pacific
3.646%, 02/15/24	100	104
United Parcel Service
5.125%, 04/01/19	100	112
3.125%, 01/15/21	45	47
United Technologies
1.800%, 06/01/17	150	152
1.780%, 05/04/18 (C)	3,974	3,955
Verisk Analytics
4.000%, 06/15/25	50	49
Waste Management
3.500%, 05/15/24	100	101

		20,269

Information Technology – 1.5%
Alibaba Group Holding
2.500%, 11/28/19 (A)	250	245
Amphenol
1.550%, 09/15/17	100	100
Apple
3.450%, 05/06/24	100	103
2.700%, 05/13/22	200	201
2.400%, 05/03/23	200	194
1.000%, 05/03/18	100	100
Applied Materials
2.625%, 10/01/20	50	50
Arrow Electronics
3.500%, 04/01/22	100	99
Automatic Data Processing
2.250%, 09/15/20	50	50
Baidu
4.125%, 06/30/25	310	303
3.250%, 08/06/18	200	204
Broadcom
3.500%, 08/01/24	40	40
Cisco Systems
4.950%, 02/15/19	100	110
4.450%, 01/15/20	200	220
3.500%, 06/15/25	50	52
Corning
1.500%, 05/08/18	100	100
eBay
2.875%, 08/01/21	150	146
EMC
3.375%, 06/01/23	100	99
Fidelity National Information Services
3.500%, 04/15/23	150	143
Fiserv
2.700%, 06/01/20	100	101
Google
3.375%, 02/25/24	100	104

Description	Face Amount (000)	Value (000)
Harris
2.700%, 04/27/20	$35	$35
Hewlett Packard Enterprise
4.900%, 10/15/25 (A)	1,071	1,068
3.600%, 10/15/20 (A)	1,253	1,253
2.850%, 10/05/18	100	100
Hewlett-Packard
4.650%, 12/09/21	100	106
2.750%, 01/14/19	100	102
2.600%, 09/15/17	100	101
Intel
4.900%, 07/29/45	872	903
3.700%, 07/29/25	25	26
3.300%, 10/01/21	100	105
2.700%, 12/15/22	100	98
2.450%, 07/29/20	60	61
International Business Machines
3.625%, 02/12/24	100	103
1.875%, 08/01/22	150	141
1.125%, 02/06/18	100	100
Juniper Networks
4.500%, 03/15/24	50	50
Keysight Technologies
3.300%, 10/30/19 (A)	100	101
KLA-Tencor
3.375%, 11/01/19	150	154
Microsoft
3.625%, 12/15/23	100	106
1.625%, 12/06/18	150	152
Motorola Solutions
3.500%, 09/01/21	100	95
NetApp
3.375%, 06/15/21	50	49
Oracle
2.950%, 05/15/25	100	97
2.500%, 05/15/22	1,224	1,206
2.375%, 01/15/19	150	153
2.250%, 10/08/19	3,080	3,116
1.200%, 10/15/17	150	150
QUALCOMM
3.000%, 05/20/22	100	98
1.400%, 05/18/18	100	100
Seagate HDD Cayman
4.750%, 01/01/25	100	96
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22	50	52
Tyco Electronics Group
2.350%, 08/01/19	50	50
Western Union
2.875%, 12/10/17	100	102
Xerox
4.500%, 05/15/21	150	156
Xilinx
2.125%, 03/15/19	50	50

		13,199

Materials – 1.0%
Air Products & Chemicals
3.350%, 07/31/24	100	101

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Airgas
3.650%, 07/15/24	$100	$100
Alcoa
5.400%, 04/15/21	637	653
Barrick
4.100%, 05/01/23	100	89
3.850%, 04/01/22	100	91
BHP Billiton Finance USA
6.500%, 04/01/19	125	143
1.625%, 02/24/17	100	100
Cemex Finance
9.375%, 10/12/22 (A)	330	351
Dow Chemical
8.550%, 05/15/19	225	272
DuPont (E.I.) De Nemours
4.625%, 01/15/20	100	109
2.800%, 02/15/23	100	97
Eastman Chemical
2.400%, 06/01/17	100	101
Ecolab
3.000%, 12/08/16	100	102
Freeport-McMoRan
5.400%, 11/14/34	458	320
3.550%, 03/01/22	150	113
2.375%, 03/15/18	150	131
Goldcorp
3.700%, 03/15/23	50	46
International Paper
7.950%, 06/15/18	125	145
LyondellBasell Industries
5.000%, 04/15/19	250	270
Mexichem
5.875%, 09/17/44 (A)	260	220
Monsanto
2.125%, 07/15/19	100	100
Nacional del Cobre de Chile
4.875%, 11/04/44 (A)	392	331
4.500%, 09/16/25 (A)	310	298
3.875%, 11/03/21 (A)	340	338
3.000%, 07/17/22 (A)	200	183
Newmont Mining
3.500%, 03/15/22	100	90
OCP
5.625%, 04/25/24 (A)	610	622
Packaging Corp of America
3.650%, 09/15/24	100	99
Potash Corp of Saskatchewan
3.625%, 03/15/24	100	99
PPG Industries
2.300%, 11/15/19	100	101
Praxair
3.000%, 09/01/21	150	154
Rio Tinto Finance USA
3.750%, 06/15/25	1,442	1,406
2.250%, 12/14/18	243	242
1.625%, 08/21/17	100	100
Rock-Tenn
4.450%, 03/01/19	100	106

Description	Face Amount (000)	Value (000)
Southern Copper
5.875%, 04/23/45	$250	$203
3.875%, 04/23/25	30	27
Teck Resources
3.000%, 03/01/19	100	71
Vale Overseas
6.875%, 11/21/36	229	180
4.375%, 01/11/22	100	88

		8,392

Telecommunication Services – 1.1%
America Movil
5.000%, 03/30/20	200	218
AT&T
4.500%, 05/15/35	836	765
4.300%, 12/15/42	385	331
3.400%, 05/15/25	150	143
3.000%, 06/30/22	195	190
2.625%, 12/01/22	125	119
2.450%, 06/30/20	250	246
1.400%, 12/01/17	100	100
CCO Safari II
6.384%, 10/23/35 (A)	539	545
3.579%, 07/23/20 (A)	1,221	1,212
Columbus International
7.375%, 03/30/21 (A)	200	206
Deutsche Telekom International Finance
6.750%, 08/20/18	100	113
Digicel Group
7.125%, 04/01/22 (A)	200	173
Eileme 2
11.625%, 01/31/20 (A)	400	435
Millicom International Cellular
6.625%, 10/15/21 (A)	440	435
Ooredoo International Finance
3.875%, 01/31/28 (A)	458	436
Orange
4.125%, 09/14/21	100	107
RELX Capital
3.125%, 10/15/22	100	98
Rogers Communications
6.800%, 08/15/18	50	57
TBG Global Pte
4.625%, 04/03/18 (A)	200	195
Telefonica Emisiones
3.192%, 04/27/18	250	256
Verizon Communications
5.150%, 09/15/23	375	414
4.672%, 03/15/55	357	307
4.522%, 09/15/48	667	586
4.500%, 09/15/20	250	271
4.272%, 01/15/36	1,398	1,268
1.350%, 06/09/17	100	100
VimpelCom Holdings
7.504%, 03/01/22 (A)	450	451
Vodafone Group
2.950%, 02/19/23	150	142
1.500%, 02/19/18	150	149

		10,068

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Utilities – 3.1%
Abengoa Transmision
6.875%, 04/30/43 (A)	$250	$261
AES Andres Dominicana
9.500%, 11/12/20 (A)	350	359
American Electric Power
1.650%, 12/15/17	150	149
Arizona Public Service
3.150%, 05/15/25	50	50
Berkshire Hathaway Energy
3.750%, 11/15/23	100	103
1.100%, 05/15/17	150	149
CenterPoint Energy Houston Electric
2.250%, 08/01/22	100	97
CMS Energy
6.250%, 02/01/20	100	115
Comision Federal de Electricidad
6.125%, 06/16/45 (A)	450	423
5.750%, 02/14/42 (A)	200	181
Consolidated Edison Company of New York
5.850%, 04/01/18	100	110
Dominion Gas Holdings
4.600%, 12/15/44	141	134
2.500%, 12/15/19	464	469
1.050%, 11/01/16	100	100
Dominion Resources
3.900%, 10/01/25	510	516
1.900%, 06/15/18	948	947
DTE Energy
2.400%, 12/01/19	100	101
Duke Energy
3.950%, 10/15/23	150	157
2.150%, 11/15/16	100	101
2.100%, 06/15/18	50	50
Empresa Electrica Angamos
4.875%, 05/25/29 (A)	410	386
Empresa Nacional de Electricidad
4.250%, 04/15/24	50	50
Entergy
5.125%, 09/15/20	100	108
4.000%, 07/15/22	50	51
Exelon
5.100%, 06/15/45	231	236
4.950%, 06/15/35	742	748
2.850%, 06/15/20	200	202
1.550%, 06/09/17	778	776
FirstEnergy
7.375%, 11/15/31	260	314
FirstEnergy Transmission
5.450%, 07/15/44 (A)	481	496
Hrvatska Elektroprivreda
6.000%, 11/09/17 (A)	340	354
ITC Holdings
5.300%, 07/01/43	657	698
3.650%, 06/15/24	25	25
Jersey Central Power & Light
4.300%, 01/15/26 (A)	972	965
Kansas City Power & Light
3.650%, 08/15/25	100	102

Description	Face Amount (000)	Value (000)
Majapahit Holding BV
7.750%, 01/20/20 (A)	$190	$211
Metropolitan Edison
7.700%, 01/15/19	100	116
NextEra Energy Capital Holdings
2.700%, 09/15/19	1,402	1,412
2.056%, 09/01/17	1,418	1,428
1.586%, 06/01/17	1,254	1,254
NiSource Finance
6.400%, 03/15/18	105	117
Northern States Power
2.600%, 05/15/23	100	99
2.200%, 08/15/20	50	50
NSTAR Electric
2.375%, 10/15/22	100	97
Oncor Electric Delivery
7.000%, 09/01/22	100	123
ONE Gas
2.070%, 02/01/19	74	74
Pacific Gas & Electric
3.500%, 10/01/20	1,020	1,039
PECO Energy
3.150%, 10/15/25	100	100
Perusahaan Gas Negara Persero
5.125%, 05/16/24 (A)	450	425
PPL Capital Funding
3.500%, 12/01/22	150	152
Progress Energy
7.750%, 03/01/31	946	1,279
Public Service Electric & Gas
3.050%, 11/15/24	25	25
2.300%, 09/15/18	100	102
Puget Energy
6.500%, 12/15/20	100	117
Sempra Energy
9.800%, 02/15/19	3,259	4,033
3.550%, 06/15/24	100	101
Southern
2.750%, 06/15/20	100	100
2.150%, 09/01/19	877	867
1.300%, 08/15/17	1,071	1,066
Southern California Edison
3.500%, 10/01/23	150	156
Southern Power
5.250%, 07/15/43	380	391
Terraform Global Operating
9.750%, 08/15/22 (A)	250	201
TransAlta
1.900%, 06/03/17	31	31
Union Electric
3.500%, 04/15/24	150	155
Virginia Electric & Power
3.100%, 05/15/25	100	100
WEC Energy Group
6.250%, 05/15/67 (B)	100	85
1.650%, 06/15/18	789	791

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Xcel Energy
1.200%, 06/01/17	$1,015	$1,011

		27,391

Total Corporate Obligations (Cost $259,534) (000)		255,989

U.S. Treasury Obligations — 28.9%
U.S. Treasury Bonds
4.750%, 02/15/37	5,302	7,192
3.000%, 05/15/45	12,700	12,997
U.S. Treasury Notes
8.000%, 11/15/21	1,000	1,372
3.625%, 02/15/20	2,100	2,307
3.375%, 11/15/19	2,000	2,172
2.750%, 11/15/23	1,250	1,331
2.625%, 08/15/20 - 11/15/20	3,800	4,020
2.500%, 08/15/23 - 05/15/24	3,925	4,094
2.375%, 08/15/24	2,150	2,214
2.250%, 04/30/21 - 11/15/24	3,800	3,919
2.125%, 08/15/21 - 05/15/25	8,128	8,326
2.000%, 09/30/20 - 08/15/25	16,438	16,641
1.875%, 05/31/22 - 08/31/22	3,530	3,561
1.750%, 09/30/19 - 05/15/23	10,078	10,119
1.625%, 06/30/19 - 07/31/20	19,624	19,913
1.500%, 08/31/18 - 05/31/20	3,500	3,547
1.375%, 06/30/18 - 09/30/20	43,626	43,760
1.250%, 11/30/18 - 02/29/20	10,410	10,418
1.000%, 03/15/18 - 09/30/19	35,961	36,095
0.875%, 01/31/17 - 01/31/18	17,775	17,863
0.750%, 03/15/17 - 04/15/18	5,531	5,548
0.625%, 12/15/16 - 11/30/17	30,961	30,969
0.500%, 07/31/17	4,900	4,891

Total U.S. Treasury Obligations (Cost $251,365) (000)		253,269

Mortgage-Backed Securities — 16.3%
Agency Mortgage-Backed Obligations – 14.3%
FHLMC
4.500%, 07/01/40 - 09/01/43	3,002	3,292
4.000%, 10/14/40 - 09/01/45	5,557	5,928
3.500%, 10/15/41 - 06/01/45	7,363	7,670
3.000%, 10/15/27 - 08/01/43	7,306	7,449
FHLMC Multifamily Structured Pass- Through Certificates, Ser K038, Cl A2
3.389%, 03/25/24	164	174
3.284%, 06/25/25 (B)	859	885
3.241%, 09/25/24	523	549
FNMA
5.500%, 07/01/34 - 08/01/37	2,888	3,253
4.500%, 05/01/39 - 10/01/42	5,404	5,921
4.000%, 10/14/39 - 09/01/45	17,278	18,466
3.500%, 10/01/40 - 08/01/45	13,421	14,068
3.000%, 10/15/27 - 06/01/43	21,212	21,630
2.500%, 10/15/27	6,320	6,443

Description	Face Amount (000)	Value (000)
GNMA
4.500%, 07/20/45	$164	$176
4.500%, 08/20/45	4,290	4,619
4.000%, 07/20/45	6,721	7,182
3.500%, 10/15/41	17,145	17,941

		125,646

Non-Agency Mortgage-Backed Obligations – 2.0%
Alternative Loan Trust, Ser 2003- 20CB, Cl 2A1
5.750%, 10/25/33	104	108
Banc of America Funding, Ser 2005- 4, Cl 1A3
5.500%, 08/25/35	78	79
Citigroup Mortgage Loan Trust, Ser 2015-2, Cl 1A1
0.399%, 06/25/47 (A) (B)	560	518
Commercial Mortgage Pass- Through Trust, Ser 2012-9W57, Cl A
2.365%, 02/10/29 (A)	1,228	1,245
Commercial Mortgage Trust, Ser 2013-CR11, Cl A4
4.258%, 10/10/46	621	681
3.983%, 10/10/46	610	659
3.788%, 10/10/48	262	270
3.620%, 07/10/50	283	294
3.178%, 02/10/35	325	326
3.147%, 02/10/47	356	370
1.006%, 08/13/27 (A) (B)	964	959
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl A1
3.304%, 09/15/37 (A)	349	359
CSAIL Commercial Mortgage Trust, Ser 2015-C1, Cl A4
3.505%, 04/15/50	338	350
3.504%, 06/15/57	275	283
Eleven Madison Mortgage Trust, Ser 2015-11MD, Cl A
3.555%, 09/10/35 (A) (B)	285	293
Fosse Master Issuer, Ser 2015-1A, Cl A2
0.587%, 10/18/54 (A) (B)	807	804
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A5
3.396%, 02/10/48	242	246
2.933%, 06/05/31 (A)	675	697
GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1
6.500%, 02/25/35	161	163
HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A
2.591%, 05/19/34 (B)	75	74

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/48	$386	$408
3.801%, 09/15/47	212	225
3.611%, 05/15/48	264	276
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 4A1
2.719%, 06/25/35 (B)	202	204
2.672%, 02/25/35 (B)	419	418
2.389%, 04/25/35 (B)	97	94
1.993%, 11/25/33 (B)	305	304
MLCC Mortgage Investors, Ser 2006-2, Cl 2A
2.171%, 05/25/36 (B)	495	491
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A4
3.787%, 01/15/47	218	233
3.732%, 05/15/48	74	77
3.479%, 05/15/48	284	291
3.451%, 07/15/50	401	412
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29 (A)	646	670
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 1A1A
2.543%, 10/25/35 (B)	369	361
RBS Commercial Funding Trust, Ser 2013-GSP, Cl A
3.961%, 01/13/32 (A) (B)	522	552
Silverstone Master Issuer, Ser 2015- 1A, Cl 2A2
0.842%, 01/21/70 (A) (B)	833	826
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 1A
2.362%, 06/25/34 (B)	622	607
Wells Fargo Commercial Mortgage Trust, Ser 2015-LC22, Cl A4
3.839%, 09/15/58	279	288
3.789%, 12/15/47	298	313
3.617%, 09/15/57	166	171
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-J, Cl 1A9
2.739%, 10/25/33 (B)	899	904
2.685%, 06/25/35 (B)	525	534
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A5
3.995%, 05/15/47	104	111

		17,548

Total Mortgage-Backed Securities (Cost $142,505) (000)		143,194

Description	Face Amount (000)	Value (000)
Loan Participations — 9.6%
Aerospace/Defense – 0.0%
TransDigm 5/14 Cov-Lite TLD
3.750%, 05/21/21	$149	$147

Automotive – 0.4%
Allison Transmission 8/13 TLB3
3.500%, 08/23/19	985	984
Chrysler Automotive 1/14 TLB
3.250%, 12/31/18	272	269
Federal Mogul 4/14 TLC
4.750%, 04/15/21	322	305
Gates Global 7/14 (USD) Cov-Lite TL
4.250%, 06/05/21	622	588
Horizon Global 5/15 Cov-Lite TLB
7.000%, 06/30/21	50	49
Metaldyne Performance 10/14 Cov- Lite TL
3.750%, 10/13/21	197	196
TI Automotive 6/15 (USD) TL (First Lien)
4.500%, 06/24/22	125	123
Tower International 1/14 TLB
4.000%, 04/23/20	929	908
Trinseo 4/15 Cov-Lite TLB
4.250%, 11/05/21	225	223
Visteon 4/14 Delayed Draw TLB
3.500%, 04/09/21	58	58

		3,703

Building Materials – 0.1%
Headwaters 3/15 Cov-Lite TL
4.500%, 03/11/22	25	25
Quikrete 9/13 Cov-Lite TL
4.000%, 09/28/20	476	473
Summit Materials 6/15 Cov-Lite TLB (First Lien)
4.250%, 06/24/22	75	75
Tecomet (Symmetry Medical) 11/14 Cov-Lite TL
5.750%, 11/25/21	100	94
VAT 6/15 Cov-Lite TL
4.250%, 02/11/21	39	39

		706

Chemicals – 0.7%
Arizona Chemical 6/14 Cov-Lite TL
3.000%, 06/10/21	328	327
Berry Plastics 10/15 Cov-Lite TLF (First Lien)
3.500%, 09/16/22	125	125
Berry Plastics 2/13 Cov-Lite TLD
3.500%, 02/08/20	985	975
DuPont (E.I.) De Nemours 5/15 Cov- Lite TLB
3.750%, 05/09/22	100	88
Entegris 4/14 Cov-Lite TLB
3.500%, 04/30/21	17	17

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Flint Group 5/14 (USD) Cov-Lite TLB2
4.500%, 05/03/21	$85	$84
Flint Group 5/14 (USD) Cov-Lite TLC
4.500%, 09/03/21	14	14
Gemini 7/14 Cov-Lite TLB
4.750%, 07/24/21	149	146
Hilex Poly 12/14 Cov-Lite TL
6.000%, 12/03/21	124	124
Ineos 3/15 (USD) Cov-Lite TL
4.250%, 03/11/22	75	73
Ineos 4/12 (USD) Cov-Lite TL
6.500%, 04/27/18	817	798
MacDermid 1/15 Cov-Lite TLB2
4.750%, 06/07/20	50	48
MacDermid 6/13 (USD) Cov-Lite TLB
4.500%, 06/05/20	443	429
MacDermid, Tranche B Term Loan (First Lien)
4.500%, 06/07/20	55	53
Minerals Technologies
3.750%, 05/09/21	117	116
PQ Corp 3/14 TL
4.000%, 08/07/17	553	550
SIG Combibloc 3/15 (USD) Cov-Lite TL
4.250%, 02/03/22	399	398
Signode 5/14 (USD) Cov-Lite TL
3.750%, 05/01/21	366	363
Solenis 7/14 (USD) Cov-Lite TL
4.250%, 06/02/21	496	489
Univar 6/15 (USD) Cov-Lite TLB (First Lien)
4.250%, 06/24/22	325	318
Zep Initial TL
5.750%, 06/24/22	250	249

		5,784

Computers & Electronics – 1.1%
Answers 10/14 Cov-Lite TL
6.250%, 10/01/21	249	180
Ascend Learning 5/12 TL
6.000%, 05/23/17	172	172
Avago 5/14 Cov-Lite TL
3.750%, 05/06/21	1,125	1,124
Avast Software 6/15 Cov-Lite TLB (First Lien)
4.250%, 03/20/20	225	225
Campaign Monitor 4/14 Cov-Lite TL
6.250%, 03/18/21	49	49
CareStream 6/13 Cov-Lite TL
5.000%, 06/07/19	473	452
CompuCom 5/13 Cov-Lite TL
4.250%, 05/07/20	235	188
Dell International TLB2
4.500%, 04/29/20	599	595

Description	Face Amount (000)	Value (000)
Endurance International 11/13 TL
5.000%, 11/09/19	$598	$597
First Data 7/14 (USD) TL
3.687%, 03/23/18	75	74
Global Healthcare Exchange 7/15 TLB (First Lien)
5.500%, 08/15/22	100	100
Go Daddy 5/14 TL
4.250%, 05/13/21	520	520
Hyland Software 6/15 Cov-Lite TL (First Lien)
4.750%, 06/10/22	594	591
Infor (Lawson) 1/14 B5 TLB
3.750%, 06/03/20	966	933
Internet Brands 7/14 TL
4.750%, 07/08/21	124	123
ION Trading Technologies 7/15 (USD) TLB1 (First Lien)
4.250%, 06/10/21	138	137
Kronos 2/13 Cov-Lite TL
4.500%, 10/30/19	297	296
Lattice Semiconductor 3/15 Cov-Lite TLB
5.250%, 03/05/21	50	47
Micro Focus 11/14 Cov-Lite TLB
5.250%, 11/20/19	198	198
Micro Focus 11/14 Cov-Lite TLC
4.500%, 11/20/19	98	97
Misys 6/12 (USD) TL
5.000%, 12/12/18	491	491
RedPrairie 12/13 Cov-Lite TL
6.000%, 12/21/18	396	351
Renaissance Learning 4/14 Cov-Lite TL
4.500%, 04/09/21	299	289
SkillSoft 4/14 Cov-Lite TL
5.750%, 04/28/21	198	178
Spectrum Brands 6/15 (USD) Cov-Lite TL (First Lien)
3.750%, 06/23/22	194	194
SunEdison 5/14 TL
6.500%, 05/27/19	224	224
Vertafore 3/13 TL
4.250%, 11/30/19	937	935
Wall Street Systems 4/14 TL
4.500%, 04/30/21	230	229

		9,589

Consumer Nondurables – 0.1%
Kik Custom Products 8/15 Cov-Lite TL (First Lien)
6.000%, 08/26/22	150	146
Revlon 8/13 Acquisition Facility
4.000%, 10/08/19	967	966

		1,112

Educational Services – 0.1%
Education Management
5.500%, 07/02/20	129	62
2.000%, 07/02/20	223	58

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Laureate Education 10/13 New Series (2018) Extended TL
5.000%, 06/15/18	$239	$196
Nord Anglia 3/14 Cov-Lite TL
4.500%, 03/31/21	301	296

		612

Entertainment & Leisure – 0.0%
Cirqua Du Soleil 6/15 Cov-Lite (First Lien)
5.000%, 06/24/22	35	35
Cirque Du Soleil 7/15 Cov-Lite TL (First Lien)
5.000%, 06/24/22	15	15
Lifetime Fitness TLB
4.250%, 06/03/22	125	124

		174

Financial Services – 0.4%
AltiSource Solutions 12/13 TLB
4.500%, 12/09/20	49	43
American Stock Transfer 6/13 Cov-Lite TL
5.750%, 06/20/20	398	394
Aruba Investments
4.500%, 02/02/22	17	17
Citco (6/11) TL
4.250%, 06/29/18	985	983
MCS AMS 10/13 TL (First Lien)
7.000%, 10/15/19	444	307
NXT Capital 9/13 TLB
6.250%, 09/04/18	591	590
NXT Capital Second Amendment TL
6.250%, 09/04/18	75	75
Ocwen Financial 2/13 TLB
5.000%, 02/15/18	276	276
RCS Cap 3/14 TL
7.500%, 04/29/19	201	186
Salient Partners Initial TL
7.500%, 06/09/21	75	73
SS&C Technologies (First Lien)
4.000%, 07/08/22	233	233
Walter Investment 12/13 Cov-Lite TL
4.750%, 12/18/20	493	455

		3,632

Food & Beverage – 0.5%
Advance Pierre Foods 10/12 TL
5.750%, 06/20/17	492	492
Blue Buffalo 11/13 TLB3
3.750%, 08/08/19	499	498
Del Monte Foods 2/14 Cov-Lite TL
5.500%, 08/18/21	3	3
4.250%, 08/18/21	490	462
Dole Food 11/13 Cov-Lite TLB
4.500%, 11/01/18	940	937

Description	Face Amount (000)	Value (000)
Jacobs Douwe Egberts (JDE) 7/14 (USD) Escrow TLB1
4.250%, 07/23/21	$150	$150
JBS USA 8/15 TL (First Lien)
1.500%, 08/18/22	75	75
Phillips Pet Food 1/14 TL
4.500%, 01/31/21	494	451
Pinnacle Foods 4/13 TLG
3.250%, 04/29/20	871	868
Post Holdings 6/14 Incremental TLA
3.750%, 06/02/21	682	681

		4,617

Forest Products – 0.1%
Ply Gem 1/14 Cov-Lite TL
4.000%, 02/01/21	494	488

Gaming & Hotels – 0.4%
Amaya 7/14 (USD) Cov-Lite TL
5.000%, 08/01/21	298	293
Boyd Gaming 8/13 Cov-Lite TLB
4.000%, 08/14/20	867	866
CityCenter Holdings 10/13 Cov-Lite TLB
4.250%, 10/16/20	250	249
Hilton Hotels 10/13 Cov-Lite TL
3.500%, 10/26/20	721	718
MGM Resorts 12/12 Cov-Lite TLB
4.250%, 12/20/19	985	976
Scientific Games 10/13 Cov-Lite TLB
6.000%, 05/22/20	493	486
Scientific Games 10/14 Incremental TLB2
6.000%, 09/17/21	75	74

		3,662

Health Care – 1.2%
Acadia Healthcare 2/15 TLB
4.250%, 02/11/22	25	25
Alere 6/15 Cov-Lite (First Lien)
4.250%, 06/20/22	175	175
Alliance Healthcare 6/13 TLB
4.250%, 06/03/19	486	482
AMAG Pharmaceuticals 8/15 TLB (First Lien)
4.750%, 08/17/21	100	99
Amneal Pharmaceuticals 10/13 Cov-Lite TLB
6.250%, 11/01/19	1	1
4.500%, 11/01/19	564	563
Ardent Legacy 8/15 TLB (First Lien)
7.750%, 08/04/21	50	50
Aspen Dental 4/15 Cov-Lite TLB
5.500%, 04/29/22	25	25
Bioscrip 7/13 Cov-Lite Delayed TL
6.500%, 07/31/20	49	46
Bioscrip 7/13 Cov-Lite TLB
6.500%, 07/31/20	82	76

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Community Health 5/15 TLG
3.750%, 12/31/19	$348	$347
Community Health 5/15 TLH
4.000%, 01/27/21	640	640
Concordia 4/15 Cov-Lite TLB
4.750%, 04/21/22	25	25
DaVita 6/14 TLB
3.500%, 06/19/21	272	271
DJO Finance 4/15 TL
4.250%, 06/08/20	200	199
Endo Pharmaceuticals 6/15 TLB (First Lien)
3.750%, 06/24/22	275	274
Grifols 2/14 (USD) TLB
3.180%, 02/27/21	395	395
Hill-Rom Holdings 7/15 TLB (First Lien)
3.500%, 09/08/22	150	150
Horizon Pharma 5/15 Cov-Lite TL
4.500%, 05/07/21	225	219
IASIS 2/13 TLB
4.500%, 05/03/18	642	641
Indivior 12/14 (USD) TL
7.000%, 12/19/19	98	92
Kindred Healthcare 3/14 TLB
4.250%, 04/09/21	619	615
Kinetic Concepts 1/14 (USD) E1 TL
4.500%, 05/04/18	495	493
Mallinckrodt 3/14 Cov-Lite TL
3.250%, 03/19/21	148	145
Mallinckrodt 8/14 Add-On Cov-Lite TLB1
3.500%, 03/19/21	99	98
Millennium Laboratories 4/14 Cov-Lite TLB
5.250%, 04/16/21	671	204
One Call Medical 11/13 Cov-Lite TL
5.000%, 11/27/20	348	341
Ortho-Clinical 6/14 Cov-Lite TL
4.750%, 06/30/21	247	242
Patheon 1/14 (USD) TL
4.250%, 03/11/21	495	485
Pharmaceutical Product 8/18 Cov-Lite TL (First Lien)
4.250%, 08/18/22	450	444
Physio-Control 5/15 Cov-Lite TL
5.500%, 06/06/22	50	50
PRA International
4.500%, 09/23/20	289	289
RadNet 10/12 TLB
5.500%, 10/10/18	-	1
4.250%, 10/10/18	24	24
RegionalCare 4/14 TL
5.250%, 04/23/19	224	221
Sage Products 2/13 TL
4.250%, 12/13/19	216	215
Siemens Audiology 7/15 (USD) Cov-Lite
4.250%, 01/17/22	274	273

Description	Face Amount (000)	Value (000)
Steward Health 4/13 TLB
6.750%, 04/10/20	$492	$488
Valeant 3/15 Delayed Draw F1 TLB
4.000%, 04/01/22	349	345
Valeant 6/13 TLE
3.500%, 06/26/20	864	850

		10,618

Home Furnishings – 0.0%
AOT Bedding 10/12 TLB
4.250%, 10/01/19	457	456

		456

Insurance – 0.2%
Alliant Insurance 7/15 Cov-Lite TLB (First Lien)
4.500%, 08/12/22	200	197
Asurion 6/13 Cov-Lite Incremental TLB2
4.250%, 06/19/20	686	642
Carecore National 3/14 TL
5.500%, 03/05/21	348	326
U.S.I. 12/13 Cov-Lite TLB
4.250%, 12/27/19	397	392

		1,557

Leasing – 0.1%
Avis Budget Car Rental 5/13 TLB
3.000%, 03/15/19	492	491
ILFC (Delos Finance) 2/14 TLB
3.500%, 03/06/21	225	224

		715

Machinery – 0.4%
Apex Tool 1/13 TL
4.500%, 01/25/20	312	303
CPM Holdings (Crown Acquisition) 4/22 TL Lien 1
6.000%, 04/01/22	25	25
Doosan Infracore 5/14 Cov-Lite TLB
4.500%, 05/28/21	589	589
Gardner Denver 7/13 (USD) TL
4.250%, 07/30/20	985	926
Husky International (Cov-Lite 6/11) TL
4.250%, 06/02/18	221	218
International Equipment 8/13 TLB
7.750%, 08/16/19	1	2
6.750%, 08/16/19	453	446
Milacron 4/15 Cov-Lite TLB
4.500%, 09/28/20	116	115
NN 8/14 Cov-Lite TLB
6.000%, 08/27/21	120	119
Rexnord 8/13 Cov-Lite TLB
4.000%, 08/21/20	499	494
Schaeffler 10/14 (USD) TLB
4.250%, 05/15/20	88	88

		3,325

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Media – 0.5%
Cablevision Systems 9/15 Cov-Lite TL (First Lien)
2.690%, 09/23/22	$400	$397
Charter Comm Operating 7/15 TLI (First Lien)
3.500%, 01/23/23	200	199
Endemol 8/14 (USD) Cov-Lite TL
6.750%, 08/13/21	249	240
Hubbard Radio TL (First Lien)
4.500%, 05/20/22	74	73
Mediacom Broadband 6/14 TLJ
3.750%, 06/18/21	74	74
Mission/Nexstar Broadcasting 9/13 TLB2
3.750%, 10/01/20	463	460
Nexstar/Mission Broadcasting 9/13 TLB2
3.750%, 10/01/20	525	522
Numericable / YPSO 7/15 (USD) Cov-Lite TL (First Lien)
4.000%, 07/27/22	50	49
Sinclair Television 7/14 Add-on Cov-Lite TLB1
3.500%, 07/30/21	800	792
Univision 1/14 TLC4
4.000%, 03/01/20	497	494
Weather Channel 5/15 Extended TL
5.750%, 02/11/20	410	407
Ziggo 2/14 (USD) TLB1
3.500%, 01/15/22	111	109
Ziggo 2/14 (USD) TLB2
3.500%, 01/15/22	71	70
Ziggo 2/14 (USD) TLB3
3.500%, 01/15/22	118	115

		4,001

Metals & Mining – 0.2%
Dynacast 5/15 TLB1
4.500%, 01/28/22	50	49
Murray Energy 3/15 Cov-Lite TLB2
7.500%, 04/09/20	175	136
Murray Energy 3/15 TLB1
7.000%, 04/14/17	25	22
Novelis 5/15 Cov-Lite TLB
4.000%, 06/02/22	250	246
Oxbow Carbon 7/13 Cov-Lite TLB
4.250%, 07/19/19	923	899
Patriot Coal
9.000%, 12/18/18 (D)	494	49

		1,401

Not For Profit – 0.1%
National Mentor 1/14 TLB
4.250%, 01/31/21	494	489

Oil & Gas – 0.3%
Ameriforge 1/13 TL
5.000%, 01/22/20	341	233

Description	Face Amount (000)	Value (000)
CITGO (Holdco) 2/15 TLB
9.500%, 05/09/18	$123	$121
CITGO Petroleum (Opco) 7/14 TLB
4.500%, 07/23/21	99	98
Energy Transfer Equity 12/13 TLB
3.250%, 12/02/19	1,175	1,132
Energy Transfer Equity 3/15 TL
4.000%, 12/02/19	46	46
Fieldwood 9/13 TL
3.875%, 10/01/18	399	337
Floatel 5/14 Cov-Lite TL
6.000%, 05/22/20	99	63
Ocean Rig 7/14 TLB
5.500%, 07/25/21	99	66
Seadrill Partners 2/14 TL
4.000%, 02/21/21	370	223
Targa Resources 2/15 Cov-Lite TLB
5.750%, 02/12/22	28	28

		2,347

Personal Services – 0.0%
Ancestry.com 8/15 Cov-Lite TLB (First Lien)
5.000%, 08/29/22	150	149
Wash Multifamily Laundry 5/15 (CAD) TL
4.250%, 05/13/22	4	3
Wash Multifamily Laundry 5/15 (USD) Cov-Lite TL
4.250%, 05/13/22	21	21

		173

Printing & Publishing – 0.1%
Media General 7/13 Cov-Lite TLB
4.000%, 07/31/20	46	46
Merrill Communications Initial TL (First Lien)
6.250%, 05/27/22	50	50
Springer 3/15 (USD) B9 TL
4.750%, 08/14/20	324	320
Zebra 10/14 TL
4.750%, 09/30/21	188	189

		605

Professional & Business Services – 0.9%
Acosta 4/15 TLB1
4.250%, 09/24/21	298	293
American Beacon 3/15 TL
5.500%, 04/30/22	25	25
Bass Pro Group TL (First Lien)
4.000%, 06/05/20	248	246
Bright Horizons 1/13 TLB
5.250%, 01/30/20	3	3
4.000%, 01/24/20	982	982
CBS Outdoor 1/14 Cov-Lite TLB
3.000%, 01/31/21	1,000	993
Emerald Expo 6/13 Cov-Lite TL
5.500%, 06/12/20	441	439

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Extreme Reach 1/14 TL
6.750%, 01/24/20	$449	$446
Garda World 11/13 (USD) TLB
5.250%, 11/06/20	2	2
4.000%, 11/06/20	830	814
Garda World 11/13 (USD) Tranche B Delayed TL
5.250%, 11/06/20	1	-
4.000%, 11/06/20	200	196
Getty Images 10/12 Cov-Lite TLB
4.750%, 10/03/19	686	443
Grosvenor Capital 1/14 Cov-Lite TL
3.750%, 01/04/21	945	932
Guggenheim Partners 7/13 Cov-Lite TL
5.500%, 07/22/20	1	2
4.250%, 07/22/20	544	544
Hamilton Lane Advisors 6/15 TLB (First Lien)
4.250%, 07/01/22	50	50
HarbourVest 1/14 Cov-Lite TL
3.250%, 02/04/21	405	403
Informatica TLB (First Lien)
4.500%, 06/03/22	225	223
Insight Global 1/15 Extended Cov-Lite TLB
6.000%, 10/29/21	274	272
Interactive Data 5/14 Cov-Lite TL
4.750%, 05/02/21	124	123
inVentiv Health 7/14 TLB4
7.750%, 05/15/18	250	250
Knowledge Universe 8/15 Cov-Lite TL (First Lien)
6.000%, 08/13/22	125	123
Wolverine Healthcare 10/12 TLB
4.500%, 06/06/19	199	197

		8,001

Real Estate – 0.1%
Auction.com 5/15 TL
6.000%, 05/12/19	100	99
DTZ 8/15 TL (First Lien)
4.250%, 11/04/21	275	272
ServiceMaster 7/14 Cov-Lite TLB
4.250%, 07/01/21	697	696

		1,067

Retail Food & Drug – 0.3%
Albertson’s 5/13 (2019) TLB2
5.375%, 05/21/19	496	496
Albertson’s 8/14 Cov-Lite Delayed Draw TLB3
5.000%, 08/09/19	197	196
Albertson’s 8/14 Cov-Lite Delayed Draw TLB4
5.500%, 08/25/21	74	74
GNC 10/12 TL
3.250%, 03/02/18	873	865
New Albertson’s 6/14 Cov-Lite TLB
4.750%, 06/27/21	572	571

Description	Face Amount (000)	Value (000)
Supervalu 5/13 Cov-Lite TLB
4.500%, 03/21/19	$595	$595

		2,797

Retailing – 0.5%
99 Cents Only Stores 10/13 Cov-Lite TLB2
4.500%, 01/11/19	336	267
Ascena Retail 7/15 Cov-Lite TLB (First Lien)
5.250%, 08/21/22	175	167
Brickman Group 12/13 Cov-Lite TL
5.250%, 12/18/20	1	1
4.000%, 12/18/20	491	483
Burger King 5/15 TLB
3.750%, 12/10/21	779	775
Burlington Coat Factory 8/14 TLB
4.250%, 08/13/21	47	46
Dollar Tree
3.500%, 05/26/22	259	259
J. Crew 2/14 Cov-Lite TL
4.000%, 03/05/21	247	191
Men’s Wearhouse 4/14 Cov-Lite TLB
4.500%, 04/15/21	79	79
Michaels Stores 1/13 Cov-Lite TLB
3.750%, 01/24/20	741	739
Michaels Stores 6/14 Incremental Cov-Lite TL
4.000%, 01/28/20	74	74
Neiman Marcus 3/14 Cov-Lite TL
4.250%, 10/25/20	398	389
Party City 8/15 Cov-Lite TL (First Lien)
4.250%, 08/19/22	275	274
PetSmart 5/15 Cov-Lite TLB1
4.250%, 03/10/22	449	448
Pilot Travel Centers 10/14 TLB
4.250%, 10/01/21	173	174

		4,366

Securities & Trusts – 0.1%
AlixPartners 7/15 TLB (First Lien)
4.500%, 07/22/22	50	50
Corporate Capital 5/14 TLB
4.000%, 05/15/19	74	74
TCW Group 1/14 TLB
3.000%, 02/06/20	463	453

		577

Shipping & Ship Building – 0.0%
Stena 2/14 Cov-Lite TLB
4.000%, 03/03/21	173	146

Steel – 0.1%
Fortescue 11/13 Cov-Lite TL
3.750%, 06/30/19	985	803
JMC Steel (Cov-Lite 3/11) TL
4.750%, 04/01/17	274	269

		1,072

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Telecommunications – 0.2%
CommScope 5/15 Incremental Cov-Lite TLB
3.750%, 12/29/22	$100	$100
Intelsat Jackson 11/13 TLB2
3.750%, 06/30/19	1,000	972
IPC Information Systems 4/15 TLB1
5.500%, 08/06/21	150	147
Mitel Networks 4/15 TL
5.000%, 04/13/22	275	273
SBA Finance 2/14 Incremental TLB
3.250%, 03/24/21	198	195
Syniverse 6/13 Incremental TLB
4.000%, 04/23/19	500	456

		2,143

Transportation – 0.1%
EMSC (Cov-Lite 5/11) TL
6.000%, 05/25/18	51	51
5.250%, 04/27/18	934	933
Kenan Advantage (CAD) Cov-Lite TLB (First Lien)
4.000%, 07/29/22	11	11
Kenan Advantage 7/15 (USD) Cov-Lite TLB (First Lien)
4.000%, 07/29/22	34	34
Kenan Advantage 7/15 Strip Cov-Lite Delayed TL (First Lien)
4.000%, 01/23/17	5	5
Travelport 9/14 TL
5.750%, 09/02/21	248	247

		1,281

Utilities – 0.3%
Calpine 5/13 Cov-Lite (2022) TLB2
3.250%, 01/31/22	985	959
Calpine 5/15 B5 Cov-Lite TL
3.500%, 05/20/22	300	295
Dynegy 4/13 TLB2
4.000%, 04/23/20	492	491
EFIH 6/14 DIP Cov-Lite TL
4.250%, 06/19/16	150	149
La Frontera Generation 5/13 TL
4.500%, 09/30/20	340	301
Longview Power 4/15 TLB
7.000%, 04/13/21	200	198
TPF 9/14 Cov-Lite TL
5.500%, 10/02/21	124	123
Viva Alamo 2/14 Cov-Lite TLB
5.250%, 02/22/21	248	206
Wheelabrator Technologies 10/14 TLB
5.000%, 10/15/21	214	210

Description	Face Amount (000)	Value (000)
Wheelabrator Technologies 10/14 TLC
5.000%, 10/15/21	$9	$9

		2,941

Total Loan Participations (Cost $87,889) (000)		84,304

Sovereign Debt — 7.3%
Argentine Republic Government International Bond
8.750%, 06/02/17 (D)	240	241
8.280%, 12/31/33 (D)	873	884
3.750%, 03/31/19 (C) (D)	1,369	791
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (A)	285	273
Banque Centrale de Tunisie
5.750%, 01/30/25 (A)	1,230	1,172
Brazilian Government International Bond
6.000%, 01/17/17	100	104
4.250%, 01/07/25	775	678
2.625%, 01/05/23	600	486
Canada Government International Bond
1.625%, 02/27/19	100	101
Chile Government International Bond
3.250%, 09/14/21	100	103
Colombia Government International Bond
7.375%, 03/18/19	380	427
6.125%, 01/18/41	520	515
5.625%, 02/26/44	200	187
5.000%, 06/15/45	260	223
4.500%, 01/28/26	1,559	1,516
4.375%, 07/12/21	200	204
4.000%, 02/26/24	345	334
Costa Rica Government International Bond
7.158%, 03/12/45 (A)	200	179
7.000%, 04/04/44 (A)	420	371
Croatia Government International Bond
6.750%, 11/05/19	1,255	1,364
6.375%, 03/24/21	260	280
Dominican Republic International Bond
7.500%, 05/06/21 (A)	540	578
7.450%, 04/30/44 (A)	1,025	1,047
6.850%, 01/27/45 (A)	250	241
6.600%, 01/28/24 (A)	290	300
5.500%, 01/27/25 (A)	730	704
El Salvador Government International Bond
6.375%, 01/18/27 (A)	150	132
5.875%, 01/30/25 (A)	365	317
Export Development Canada
1.000%, 05/15/17	200	200

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)(1)	Value (000)
Export-Import Bank of Korea
4.000%, 01/14/24	200	$212
Georgia Government International Bond
6.875%, 04/12/21 (A)	860	886
Guatemala Government Bond
5.750%, 06/06/22 (A)	420	440
Hashemite Kingdom of Jordan Government AID Bond
2.503%, 10/30/20	200	208
Honduras Government International Bond
7.500%, 03/15/24 (A)	525	547
Hungary Government International Bond
6.250%, 01/29/20	500	562
5.375%, 03/25/24	260	282
4.125%, 02/19/18	760	789
Hydro-Quebec
1.375%, 06/19/17	200	202
India Government International Bond
7.160%, 05/20/23 (INR)	26,000	379
Indonesia Government International Bond
8.500%, 10/12/35 (A)	800	1,004
5.875%, 01/15/24 (A)	600	635
5.375%, 10/17/23 (A)	200	207
5.250%, 01/17/42 (A)	200	179
4.125%, 01/15/25 (A)	650	602
Israel Government International Bond
3.150%, 06/30/23	200	204
Italy Government International Bond
5.375%, 06/12/17	200	213
Ivory Coast Government International Bond
6.375%, 03/03/28 (A)	435	386
5.750%, 12/31/32 (A)	1,020	883
Jamaica Government International Bond
7.875%, 07/28/45	300	300
7.625%, 07/09/25	470	510
6.750%, 04/28/28	720	724
Japan Bank for International Cooperation
1.750%, 11/13/18	400	402
KazAgro National Management Holding
4.625%, 05/24/23 (A)	300	240
Kazakhstan Government International Bond
6.500%, 07/21/45 (A)	200	188
Kenya Government International Bond
5.875%, 06/24/19 (A)	1,158	1,110
Korea Development Bank
2.500%, 03/11/20	200	202
Lithuania Government International Bond
6.125%, 03/09/21 (A)	200	233

Description	Face Amount (000)	Value (000)
Mexico Government International Bond
6.050%, 01/11/40	$160	$175
5.625%, 01/15/17	150	159
5.550%, 01/21/45	348	356
4.600%, 01/23/46	620	552
4.000%, 10/02/23	400	408
3.500%, 01/21/21	250	254
Mongolia Government International Bond
5.125%, 12/05/22 (A)	200	164
Nigeria Government International Bond
6.750%, 01/28/21 (A)	310	294
Pakistan Government International Bond
8.250%, 04/15/24 (A)	650	669
7.250%, 04/15/19 (A)	440	451
Panama Government International Bond
9.375%, 04/01/29	290	418
6.700%, 01/26/36	1,395	1,660
5.200%, 01/30/20	420	453
3.750%, 03/16/25	365	353
Peruvian Government International Bond
7.350%, 07/21/25	300	374
6.550%, 03/14/37	620	712
5.625%, 11/18/50	420	434
4.125%, 08/25/27	941	922
Philippine Government International Bond
7.750%, 01/14/31	529	750
6.375%, 10/23/34	810	1,059
4.200%, 01/21/24	200	219
Poland Government International Bond
6.375%, 07/15/19	200	232
4.000%, 01/22/24	335	354
3.000%, 03/17/23	440	439
Province of British Columbia Canada
1.200%, 04/25/17	200	201
Province of Manitoba Canada
1.125%, 06/01/18	100	100
Province of Ontario Canada
2.450%, 06/29/22	200	203
2.000%, 01/30/19	250	254
Province of Quebec Canada
2.875%, 10/16/24	100	102
2.625%, 02/13/23	200	204
Republic of Armenia
7.150%, 03/26/25 (A)	490	462
6.000%, 09/30/20 (A)	1,181	1,118
Republic of Ghana
8.500%, 10/04/17 (A)	560	555
8.125%, 01/18/26 (A)	910	756
7.875%, 08/07/23 (A)	840	697
Republic of Honduras
8.750%, 12/16/20 (A)	335	371
Republic of Korea
7.125%, 04/16/19	100	118

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Republic of Paraguay
6.100%, 08/11/44 (A)	$570	$557
4.625%, 01/25/23 (A)	240	236
Republic of Serbia
5.875%, 12/03/18 (A)	590	619
5.250%, 11/21/17 (A)	410	424
Romanian Government International Bond
6.750%, 02/07/22 (A)	840	991
6.125%, 01/22/44 (A)	300	347
4.875%, 01/22/24 (A)	690	744
4.375%, 08/22/23 (A)	890	928
Russian Foreign Bond - Eurobond
5.000%, 04/29/20 (A)	300	310
4.875%, 09/16/23 (A)	600	605
3.500%, 01/16/19 (A)	200	200
Senegal Government International Bond
8.750%, 05/13/21 (A)	825	861
6.250%, 07/30/24 (A)	780	698
South Africa Government International Bond
5.875%, 05/30/22	490	529
5.500%, 03/09/20	150	160
Sri Lanka Government International Bond
6.250%, 10/04/20 (A)	530	533
6.000%, 01/14/19 (A)	310	313
5.875%, 07/25/22 (A)	1,055	1,018
5.125%, 04/11/19 (A)	310	305
Tanzania Government International Bond
6.538%, 03/09/20 (B)	1,290	1,222
Turkey Government International Bond
8.000%, 02/14/34	386	466
7.500%, 07/14/17	150	162
7.375%, 02/05/25	540	618
6.875%, 03/17/36	480	519
5.750%, 03/22/24	200	207
4.875%, 04/16/43	240	200
Ukraine Government International Bond
7.800%, 11/28/22 (A)	380	301
7.750%, 09/23/20 (A)	990	798
7.500%, 04/17/23 (A)	200	159
Uruguay Government International Bond
5.100%, 06/18/50	901	791
4.500%, 08/14/24	2,124	2,145
Venezuela Government International Bond
7.650%, 04/21/25	652	215
7.000%, 03/31/38	222	72
6.000%, 12/09/20	680	224
Vietnam Government International Bond
6.750%, 01/29/20 (A)	200	217
4.800%, 11/19/24 (A)	845	799

Description	Face Amount (000)	Value (000)
Zambia Government International Bond
8.970%, 07/30/27 (A)	$570	$450
8.500%, 04/14/24 (A)	905	724

Total Sovereign Debt (Cost $67,169) (000)		64,350

Asset-Backed Securities — 4.9%
Automotive – 4.0%
Ally Auto Receivables Trust, Ser 2015-2, Cl A4
1.840%, 06/15/20	492	494
1.490%, 11/15/19	345	346
1.390%, 09/16/19	813	816
AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl B
1.920%, 11/08/19	320	322
1.820%, 07/08/20	304	303
1.260%, 11/08/19	1,734	1,731
0.830%, 09/10/18	1,465	1,465
California Republic Auto Receivables Trust, Ser 2015-3, Cl A3
1.620%, 11/15/19	948	948
1.570%, 12/16/19	1,382	1,382
1.310%, 08/15/19	1,725	1,728
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A
1.750%, 06/15/21 (A)	606	606
CarMax Auto Owner Trust, Ser 2015-2, Cl A4
1.800%, 03/15/21	945	952
Carnow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/17 (A)	163	163
CPS Auto Receivables Trust, Ser 2015-C, Cl A
1.770%, 06/17/19 (A)	1,260	1,259
Drive Auto Receivables Trust, Ser 2015-DA, Cl A2A
1.230%, 06/15/18 (A)	1,621	1,621
0.930%, 12/15/17 (A)	1,383	1,383
0.877%, 02/15/18 (A) (B)	1,093	1,092
DT Auto Owner Trust, Ser 2015-1A, Cl A
1.060%, 09/17/18 (A)	627	627
Exeter Automobile Receivables Trust, Ser 2014-3A, Cl A
1.320%, 01/15/19 (A)	1,018	1,017
Flagship Credit Auto Trust, Ser 2015-2, Cl A
1.980%, 10/15/20 (A)	874	874
Ford Credit Auto Owner Trust, Ser 2015-C, Cl A4
1.740%, 02/15/21	891	894
1.580%, 08/15/20	1,544	1,548
1.410%, 02/15/20	543	545

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)	Value (000)
Ford Credit Floorplan Master Owner Trust, Ser 2015-5, Cl A
2.420%, 08/15/22	$503	$509
Honda Auto Receivables Owner Trust, Ser 2015-3, Cl A4
1.560%, 10/18/21	710	715
Hyundai Auto Receivables Trust, Ser 2015-C, Cl A3
1.460%, 02/18/20	325	326
1.050%, 04/15/19	1,098	1,097
0.690%, 04/16/18	2,131	2,129
Nissan Auto Receivables Owner Trust, Ser 2014-B, Cl A3
1.110%, 05/15/19	884	884
Santander Drive Auto Receivables Trust, Ser 2015-4, Cl C
2.970%, 03/15/21	475	476
2.440%, 04/15/21	324	323
2.070%, 04/15/20	807	812
1.830%, 01/15/20	991	993
1.820%, 05/15/19	807	813
1.200%, 12/17/18	1,420	1,419
0.527%, 01/16/18 (B)	537	537
USAA Auto Owner Trust, Ser 2015- 1, Cl A3
1.200%, 06/17/19	600	601
World Omni Auto Receivables Trust, Ser 2014-B, Cl A4
1.680%, 12/15/20	971	980

		34,730

Credit Cards – 0.6%
BA Credit Card Trust, Ser 2015-A2, Cl A
1.360%, 09/15/20	845	848
Capital One Multi-Asset Execution Trust, Ser 2014-A4, Cl A
0.558%, 06/15/22	400	400
0.247%, 07/15/20 (B)	1,292	1,284
Chase Issuance Trust, Ser 2015-A2, Cl A2
1.590%, 02/18/20	1,250	1,261
Discover Card Execution Note Trust, Ser 2015-A2, Cl A
1.900%, 10/17/22	794	793
Synchrony Credit Card Master Note Trust, Ser 2015-3, Cl A
1.740%, 09/15/21	431	431
World Financial Network Credit Card Master Trust, Ser 2015-A, Cl A
0.687%, 02/15/22 (B)	408	407

		5,424

Other Asset-Backed Securities – 0.3%
Oak Hill Advisors Residential Loan Trust, Ser 2015-NPL2, Cl A1
3.721%, 07/25/55 (A)	608	606
US Residential Opportunity Fund Trust, Ser 2015-1IV, Cl A
3.721%, 01/27/35 - 02/27/35 (A)	713	712

Description	Face Amount (000)	Value (000)
VOLT, Ser 2015-NPL4, Cl A1
3.500%, 02/25/55	$324	$323
VOLT XXX, Ser 2015-NPL1, Cl A1
3.625%, 10/25/57 (A)	672	671
VOLT XXXI, Ser 2015-NPL2, Cl A1
3.375%, 02/25/55 (A)	470	468

		2,780

Total Asset-Backed Securities (Cost $42,875) (000)		42,934

U.S. Government Agency Obligations — 1.9%
FFCB
4.875%, 01/17/17	200	211
1.100%, 06/01/18	250	251
FHLB
4.875%, 05/17/17	400	428
4.750%, 12/16/16	200	210
4.125%, 03/13/20	750	837
1.000%, 06/21/17	500	503
0.625%, 11/23/16 - 12/28/16	800	801
FHLMC
6.250%, 07/15/32	674	952
5.000%, 02/16/17	850	902
2.375%, 01/13/22	2,130	2,194
1.250%, 10/02/19	200	200
1.000%, 03/08/17 - 06/29/17	1,750	1,761
0.875%, 02/22/17	300	301
0.750%, 01/12/18	250	250
FNMA
5.000%, 05/11/17	750	803
2.625%, 09/06/24	1,189	1,218
1.875%, 02/19/19	500	512
1.750%, 06/20/19	300	306
1.125%, 07/20/18	250	251
0.875%, 02/08/18 - 05/21/18	1,000	1,000
0.750%, 04/20/17	1,000	1,001
Tennessee Valley Authority
4.250%, 09/15/65	742	746
3.500%, 12/15/42	750	716

Total U.S. Government Agency Obligations (Cost $15,972) (000)		16,354

Municipal Bonds — 0.5%
California State GO
7.300%, 10/01/39	745	1,030
Florida State, Hurricane Catastrophe Fund RB
2.995%, 07/01/20	150	153
Illinois State GO
5.665%, 03/01/18	200	214
5.100%, 06/01/33	850	796
New Jersey State, Transportation Trust Fund RB
5.754%, 12/15/28	900	937
New York State, Dormitory Authority RB
5.628%, 03/15/39	650	780

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Description	Face Amount (000)/ Shares	Value (000)
New York State, Metropolitan Transportation Authority RB
6.814%, 11/15/40	$485	$635
University of California RB
4.767%, 05/15/15	378	356

Total Municipal Bonds (Cost $5,004) (000)		4,901

Preferred Stock — 0.0%
Education Management*	1,550,903	23

Total Preferred Stock (Cost $188) (000)		23

Short-Term Investment (E) — 10.1%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.000%	88,860,125	88,860

Total Short-Term Investment (Cost $88,860) (000)		88,860

Total Investments — 108.7% (Cost $961,361) (000) †		$954,178

Percentages are based on Net Assets of $877,488 (000).

A list of the open forward foreign currency contracts held by the Fund at September 30, 2015 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
BNP Paribas	10/28/15	RON	919	USD	227	$(5)
BNP Paribas	10/28/15	USD	235	RON	919	(3)
Barclays	11/13/15	KRW	532	USD	449	1
Barclays	11/13/15	TRY	1,359	USD	442	(1)
Barclays	11/13/15	USD	471	HUF	127,900	(15)
Knight Capital	11/13/15	CLP	152	USD	222	4
Knight Capital	11/13/15	HUF	128	USD	451	(4)
Barclays	11/17/15	INR	87	USD	1,274	(37)
Barclays	11/17/15	USD	1,315	INR	86,850	(3)
Credit Suisse	11/19/15	MXP	8,650	USD	524	14
Barclays	11/23/15	SGD	1,267	USD	898	9
BNP Paribas	11/23/15	USD	886	PHP	41,570	-
BNP Paribas	11/27/15	USD	193	ZAR	2,640	(5)
BNP Paribas	11/27/15	ZAR	8,650	USD	656	38
BNP Paribas	12/16/15	AUD	630	USD	443	3
BNP Paribas	01/21/16	COP	2,016,000	USD	660	16
Barclays	02/24/16	CNH	5,786	USD	880	(15)

						$(3)

For the period ended September 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the average volume of activity for this derivative type during the period.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable rate security – The rate reported is the rate in effect as of September 30, 2015. The date reported is the final maturity date.
(C)	Step Bond – The rate reported is the effective yield as of September 30, 2015. The coupon on a step bond changes on a specified date.
(D)	Security in default on interest payments.
(E)	The rate reported is the 7-day effective yield as of September 30, 2015.

AUD — Australian Dollar

Cl — Class

CLP — Chilean Peso

CNH — Chinese Offshore Yuan

COP — Colombian Peso

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

HUF — Hungarian Forint

INR — Indian Rupee

KRW — Korean Won

MXP — Mexican Peso

PHP — Philippine Peso

RB — Revenue Bond

RON — Romanian New Leu

Ser — Series

SGD — Singapore Dollar

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

†	At September 30, 2015, the tax cost basis of the Fund’s investments was $961,361 (000), and the unrealized appreciation and depreciation were $5,573 (000) and $(12,756) (000), respectively.

The following is a list of the level of inputs used as of September 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$-	$255,989	$-	$255,989
U.S. Treasury Obligations	-	253,269	-	253,269
Mortgage-Backed Securities	-	143,194	-	143,194
Loan Participations	-	84,304	-	84,304
Sovereign Debt	-	64,350	-	64,350
Asset-Backed Securities	-	42,934	-	42,934
U.S. Government Agency Obligations	-	16,354	-	16,354
Municipal Bonds	-	4,901	-	4,901
Preferred Stock	-	23	-	23
Short-Term Investment	88,860	-	-	88,860

Total Investments in Securities	$88,860	$865,318	$-	$954,178

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts*
Unrealized Appreciation	$-	$85	$-	$85
Unrealized Depreciation	-	(88)	-	(88)

Total Other Financial Instruments	$-	$(3)	$-	$(3)

*	Forward foreign currency contracts are valued at the unrealized appreciation/ (depreciation) on the instrument.

As of September 30, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of September 30, 2015, there were no Level 3 investments.

For the period ended September 30, 2015, there have been no changes to the Fund’s fair value methodologies.

91

KP Fixed Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 27, 2015